UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Annual Report
April 30, 2024
MFS® Lifetime® Funds
MFS® Lifetime® Income Fund
MFS® Lifetime® 2025 Fund
MFS® Lifetime® 2030 Fund
MFS® Lifetime® 2035 Fund
MFS® Lifetime® 2040 Fund
MFS® Lifetime® 2045 Fund
MFS® Lifetime® 2050 Fund
MFS® Lifetime® 2055 Fund
MFS® Lifetime® 2060 Fund
MFS® Lifetime® 2065 Fund
LTF-ANN

MFS® Lifetime® Funds
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
MFS Lifetime Income Fund
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	2.9%
MFS Blended Research International Equity Fund	2.5%
MFS High Income Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents	3.0%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2025 Fund
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.0%
MFS Limited Maturity Fund	17.2%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Blended Research International Equity Fund	2.9%
MFS High Income Fund	2.6%
MFS Value Fund	2.3%
MFS Blended Research Value Equity Fund	2.3%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Blended Research Core Equity Fund	1.9%
MFS Research Fund	1.9%
MFS Blended Research Growth Equity Fund	1.9%
MFS Growth Fund	1.9%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Emerging Markets Debt Fund	1.3%
MFS Emerging Markets Debt Local Currency Fund	1.3%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.7%
MFS International Intrinsic Value Fund	0.6%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents	3.0%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2030 Fund
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	12.5%
MFS Government Securities Fund	9.3%
MFS Inflation-Adjusted Bond Fund	9.0%
MFS Limited Maturity Fund	7.1%
MFS Global Opportunistic Bond Fund	6.4%
MFS Blended Research Mid Cap Equity Fund	4.9%
MFS Blended Research International Equity Fund	4.7%
MFS High Income Fund	4.1%
MFS Value Fund	3.3%
MFS Blended Research Value Equity Fund	3.3%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.9%
MFS Blended Research Growth Equity Fund	2.9%
MFS Growth Fund	2.9%
MFS Mid Cap Value Fund	2.4%
MFS Mid Cap Growth Fund	2.4%
MFS Emerging Markets Debt Fund	2.3%
MFS Research International Fund	2.3%
MFS Commodity Strategy Fund	2.3%
MFS Global Real Estate Fund	2.2%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.2%
MFS International Growth Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS New Discovery Value Fund	0.6%
MFS New Discovery Fund	0.6%
MFS International New Discovery Fund	0.3%
Cash & Cash Equivalents	3.0%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2035 Fund
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Blended Research International Equity Fund	6.8%
MFS Government Securities Fund	6.6%
MFS Total Return Bond Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.3%
MFS Global Opportunistic Bond Fund	4.4%
MFS Value Fund	4.3%
MFS Blended Research Value Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.8%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.3%
MFS Global Real Estate Fund	3.3%
MFS Research International Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.8%
MFS International Growth Fund	1.8%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.3%
MFS New Discovery Value Fund	0.8%
MFS New Discovery Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.2%
MFS Emerging Markets Equity Fund	0.1%
Cash & Cash Equivalents	3.0%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2040 Fund
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.1%
MFS Blended Research International Equity Fund	9.0%
MFS Value Fund	5.1%
MFS Blended Research Value Equity Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Growth Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Mid Cap Value Fund	4.6%
MFS Research Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.2%
MFS Global Real Estate Fund	4.1%
MFS Research International Fund	3.5%
MFS High Income Fund	3.4%
MFS International Intrinsic Value Fund	2.7%
MFS International Growth Fund	2.6%
MFS Emerging Markets Debt Fund	2.6%
MFS Global Opportunistic Bond Fund	2.6%
MFS International New Discovery Fund	2.3%
MFS Total Return Bond Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.7%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.6%
MFS Emerging Markets Equity Fund	0.6%
Cash & Cash Equivalents	2.3%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2045 Fund
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Value Fund	5.3%
MFS Blended Research Value Equity Fund	5.3%
MFS Blended Research Growth Equity Fund	4.9%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.8%
MFS Commodity Strategy Fund	4.7%
MFS Mid Cap Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.3%
MFS International New Discovery Fund	3.3%
MFS International Intrinsic Value Fund	3.2%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.0%
MFS High Income Fund	1.4%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Debt Fund	1.1%
MFS Global Opportunistic Bond Fund	1.1%
MFS Blended Research Emerging Markets Equity Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Debt Local Currency Fund	0.7%
Cash & Cash Equivalents	2.4%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2050 Fund
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Commodity Strategy Fund	5.1%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.8%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	2.4%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2055 Fund
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Commodity Strategy Fund	5.2%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.8%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	2.4%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2060 Fund
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.8%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	2.3%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2065 Fund
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.8%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	2.2%

Cash & Cash Equivalents includes the fund’s investments in MFS Institutional Money Market Portfolio, an underlying money market fund used for any strategic cash allocation and as a cash sweep vehicle. Cash & Cash Equivalents also includes other assets less liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Management Review
MFS Lifetime Funds
Market Environment
In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although more work is needed before inflation returns to target. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy. The conflict in the Middle East caused trade flow disruptions between Asia and Europe as shipping traffic was routed away from the Red Sea.
Although inflation has yet to reach central banks’ targets, policymakers have indicated their desire to begin cutting rates in the months ahead, although stickier-than-expected inflation could delay cuts in the US. The prospects for easier monetary policy along with resilient global economic growth have been supportive factors for risky assets, such as equities and high-yield bonds. Long-term interest rates moderated during the latter half of the reporting period, although rising government debt levels remained a concern over the medium term. Advancements in artificial intelligence and the adoption of novel weight-loss drugs were two areas of focus for investors during the period.
MFS Lifetime Income Fund
Summary of Results
For the twelve months ended April 30, 2024, Class A shares of the MFS Lifetime Income Fund (fund) provided a total return of 5.03%, at net asset value. This compares with a return of -1.47% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 3.75%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary. The following commentary is based on fund results relative to the Blended Index.
Factors Affecting Performance
The fund’s investment selection within the fixed income segment was a primary contributor to relative performance. Here, the MFS Limited Maturity Fund aided relative results as short-term maturity issues performed well in a rising interest rate environment. Additionally, strong relative performance of the MFS Total Return Bond Fund, MFS Global Opportunistic Bond Fund and MFS Limited Maturity Fund bolstered relative returns as all three funds outperformed their respective benchmarks.
Within the US equity funds segment, style selection was a headwind. Allocations to all strategies, with the exception of large-cap growth funds, held back relative returns as those funds lagged the US equity portion of the Blended Index. As the concentration in the US equity market has continued to increase, large-cap strategies have outperformed small- and mid-cap strategies. Conversely, manager selection boosted relative returns, as funds such as MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Blended Research Core Equity Fund outpaced their respective benchmarks.
Within international equity funds, the MFS Research International Fund held back relative results as the fund lagged its respective benchmark.
The fund’s investments within the non-traditional funds had no material impact on relative performance over the reporting period.
MFS Lifetime 2025 Fund
Summary of Results
For the twelve months ended April 30, 2024, Class A shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 5.77%, at net asset value. This compares with a return of 22.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 4.60%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary. The following commentary is based on fund results relative to the Blended Index.
Factors Affecting Performance
Within the US equity funds segment, style selection was a headwind. Allocations to all strategies, with the exception of large-cap growth funds, held back relative returns as those funds lagged the US equity portion of the Blended Index. As the concentration in the US equity market has continued to increase, large-cap strategies have outperformed small- and mid-cap strategies. Conversely, manager selection boosted relative returns, as funds such as MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Blended Research Core Equity Fund outpaced their respective benchmarks.

Management Review - continued
The fund’s investment selection within the fixed income segment was a primary contributor to relative performance. Here, the MFS Limited Maturity Fund aided relative results as short-term maturity issues performed well in a rising interest rate environment. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund,  MFS Total Return Bond Fund and MFS Limited Maturity Fund bolstered relative returns as all three funds outperformed their respective benchmarks.
Within international equity funds, the MFS Research International Fund held back relative results as the fund lagged its respective benchmark.
The fund’s investments within the non-traditional funds had no material impact on relative performance over the reporting period.
MFS Lifetime 2030 Fund
Summary of Results
For the twelve months ended April 30, 2024, Class A shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 8.06%, at net asset value. This compares with a return of 22.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 7.38%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary. The following commentary is based on fund results relative to the Blended Index.
Factors Affecting Performance
Within international equity funds, the MFS Research International Fund held back relative results as the fund lagged its respective benchmark.
Within the US equity funds segment, style selection was a headwind. Allocations to all strategies, with the exception of large-cap growth funds, held back relative returns as those funds lagged the US equity portion of the Blended Index. As the concentration in the US equity market has continued to increase, large-cap strategies have outperformed small- and mid-cap strategies. Conversely, manager selection boosted relative returns, as funds such as MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Blended Research Core Equity Fund outpaced their respective benchmarks.
The fund’s investment selection within the fixed income segment was a primary contributor to relative performance. Here, the MFS High Income Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Fund aided relative results as all three funds performed well in a rising interest rate environment. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.
The fund’s investments within the non-traditional funds had no material impact on relative performance over the reporting period.
MFS Lifetime 2035 Fund
Summary of Results
For the twelve months ended April 30, 2024, Class A shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 11.13%, at net asset value. This compares with a return of 22.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 11.01%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary. The following commentary is based on fund results relative to the Blended Index.
Factors Affecting Performance
Within international equity funds, the MFS Research International Fund held back relative results as the fund lagged its respective benchmark.
Within the US equity funds segment, style selection was a headwind. Allocations to all strategies, with the exception of large-cap growth funds, held back relative returns as those funds lagged the US equity portion of the Blended Index. As the concentration in the US equity market has continued to increase, large-cap strategies have outperformed small- and mid-cap strategies. Conversely, manager selection boosted relative returns, as funds such as MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Blended Research Core Equity Fund outpaced their respective benchmarks.
The fund’s investment selection within the fixed income segment was a primary contributor to relative performance. Here, the MFS High Income Fund and MFS Emerging Markets Debt Fund aided relative results as those funds performed well in a rising interest rate environment. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund and MFS Total Return Bond Fund bolstered relative returns as both funds outperformed their respective benchmarks.

Management Review - continued
The fund’s investments within the non-traditional funds had no material impact on relative performance over the reporting period.
MFS Lifetime 2040 Fund
Summary of Results
For the twelve months ended April 30, 2024, Class A shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 13.33%, at net asset value. This compares with a return of 22.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 13.60%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary. The following commentary is based on fund results relative to the Blended Index.
Factors Affecting Performance
Within international equity funds, the MFS Research International Fund, MFS International New Discovery Fund and MFS International Growth Fund held back relative results as all three funds lagged their respective benchmarks.
Within the US equity funds segment, style selection was a headwind. Allocations to all strategies, with the exception of large-cap growth funds, held back relative returns as those funds lagged the US equity portion of the Blended Index. As the concentration in the US equity market has continued to increase, large-cap strategies have outperformed small- and mid-cap strategies. Conversely, manager selection boosted relative returns, as funds such as MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Blended Research Core Equity Fund outpaced their respective benchmarks.
The fund’s investment selection within the fixed income segment contributed to relative performance. Here, investments in the MFS High Income Fund and MFS Emerging Markets Debt Fund aided relative results as both funds performed well in a rising interest rate environment. Additionally, strong relative performance of the MFS Global Opportunistic Bond Fund bolstered relative returns as the fund outperformed its respective benchmark.
The fund’s investments within the non-traditional funds had no material impact on relative performance over the reporting period.
MFS Lifetime 2045 Fund
Summary of Results
For the twelve months ended April 30, 2024, Class A shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 13.87%, at net asset value. This compares with a return of 22.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 14.71%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary. The following commentary is based on fund results relative to the Blended Index.
Factors Affecting Performance
Within international equity funds, the MFS Research International Fund, MFS International New Discovery Fund and MFS International Growth Fund held back relative results as all three funds lagged their respective benchmarks.
Within the US equity funds segment, style selection was a headwind. Allocations to all strategies, with the exception of large-cap growth funds, held back relative returns as those funds lagged the US equity portion of the Blended Index. As the concentration in the US equity market has continued to increase, large-cap strategies have outperformed small- and mid-cap strategies. Conversely, manager selection boosted relative returns, as funds such as MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Blended Research Core Equity Fund outpaced their respective benchmarks.
The fund’s investment selection within the fixed income segment contributed to relative performance. Here, investments in the MFS High Income Fund and MFS Emerging Markets Debt Fund aided relative results as both funds performed well in a rising interest rate environment.
The fund’s investments within the non-traditional funds had no material impact on relative performance over the reporting period.
MFS Lifetime 2050 Fund
Summary of Results
For the twelve months ended April 30, 2024, Class A shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 14.17%, at net asset value. This compares with a return of 22.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 15.40%. The

Management Review - continued
Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary. The following commentary is based on fund results relative to the Blended Index.
Factors Affecting Performance
Within international equity funds, the MFS Research International Fund, MFS International New Discovery Fund and MFS International Growth Fund held back relative results as all three funds lagged their respective benchmarks.
Within the US equity funds segment, style selection was a headwind. Allocations to all strategies, with the exception of large-cap growth funds, held back relative returns as those funds lagged the US equity portion of the Blended Index. As the concentration in the US equity market has continued to increase, large-cap strategies have outperformed small- and mid-cap strategies. Conversely, manager selection boosted relative returns, as funds such as MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Blended Research Core Equity Fund outpaced their respective benchmarks.
Within the fixed income segment, relative performance of the MFS Total Return Bond Fund contributed to relative results and more-than-offset negative contribution stemming from relative performance of the MFS Inflation-Adjusted Bond Fund that lagged its respective benchmark.
The fund’s investments within the non-traditional funds had no material impact on relative performance over the reporting period.
MFS Lifetime 2055 Fund
Summary of Results
For the twelve months ended April 30, 2024, Class A shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 14.17%, at net asset value. This compares with a return of 22.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 15.40%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary. The following commentary is based on fund results relative to the Blended Index.
Factors Affecting Performance
Within international equity funds, the MFS Research International Fund, MFS International New Discovery Fund and MFS International Growth Fund held back relative results as all three funds lagged their respective benchmarks.
Within the US equity funds segment, style selection was a headwind. Allocations to all strategies, with the exception of large-cap growth funds, held back relative returns as those funds lagged the US equity portion of the Blended Index. As the concentration in the US equity market has continued to increase, large-cap strategies have outperformed small- and mid-cap strategies. Conversely, manager selection boosted relative returns, as funds such as MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Blended Research Core Equity Fund outpaced their respective benchmarks.
Within the fixed income segment, relative performance of the MFS Total Return Bond Fund contributed to relative results and more-than-offset negative contribution stemming from relative performance of the MFS Inflation-Adjusted Bond Fund that lagged its respective benchmark.
The fund’s investments within the non-traditional funds had no material impact on relative performance over the reporting period.
MFS Lifetime 2060 Fund
Summary of Results
For the twelve months ended April 30, 2024, Class A shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 14.12%, at net asset value. This compares with a return of 22.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 15.40%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary. The following commentary is based on fund results relative to the Blended Index.
Factors Affecting Performance
Within international equity funds, the MFS Research International Fund, MFS International New Discovery Fund and MFS International Growth Fund held back relative results as all three funds lagged their respective benchmarks.

Management Review - continued
Within the US equity funds segment, style selection was a headwind. Allocations to all strategies, with the exception of large-cap growth funds, held back relative returns as those funds lagged the US equity portion of the Blended Index. As the concentration in the US equity market has continued to increase, large-cap strategies have outperformed small- and mid-cap strategies. Conversely, manager selection boosted relative returns, as funds such as MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Blended Research Core Equity Fund outpaced their respective benchmarks.
Within the fixed income segment, relative performance of the MFS Total Return Bond Fund contributed to relative results and more-than-offset negative contribution stemming from relative performance of the MFS Inflation-Adjusted Bond Fund that lagged its respective benchmark.
The fund’s investments within the non-traditional funds had no material impact on relative performance over the reporting period.
MFS Lifetime 2065 Fund
Summary of Results
For the twelve months ended April 30, 2024, Class A shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 14.19%, at net asset value. This compares with a return of 22.66% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 15.40%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary. The following commentary is based on fund results relative to the Blended Index.
Factors Affecting Performance
Within international equity funds, the MFS Research International Fund, MFS International New Discovery Fund and MFS International Growth Fund held back relative results as all three funds lagged their respective benchmarks.
Within the US equity funds segment, style selection was a headwind. Allocations to all strategies, with the exception of large-cap growth funds, held back relative returns as those funds lagged the US equity portion of the Blended Index. As the concentration in the US equity market has continued to increase, large-cap strategies have outperformed small- and mid-cap strategies. Conversely, manager selection boosted relative returns, as funds such as MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Value Equity Fund and MFS Blended Research Core Equity Fund outpaced their respective benchmarks.
Within the fixed income segment, relative performance of the MFS Total Return Bond Fund contributed to relative results and more-than-offset negative contribution stemming from relative performance of the MFS Inflation-Adjusted Bond Fund that lagged its respective benchmark.
The fund’s investments within the non-traditional funds had no material impact on relative performance over the reporting period.
Respectfully,
Portfolio Manager(s)
Joseph Flaherty, Benjamin Nastou, Natalie Shapiro, and Erich Shigley
Note to Shareholders: Effective August 28, 2023, Benjamin Nastou and Erich Shigley  were added as Portfolio Managers of the fund. Effective June 1, 2025, Joseph Flaherty will no longer be a Portfolio Manager of the fund.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

Performance Summary THROUGH 4/30/24
The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
MFS Lifetime Income Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/2005	5.03%	3.58%	3.62%	N/A
B	9/29/2005	4.25%	2.79%	2.85%	N/A
C	9/29/2005	4.34%	2.81%	2.85%	N/A
I	9/29/2005	5.38%	3.84%	3.89%	N/A
R1	9/29/2005	4.25%	2.81%	2.86%	N/A
R2	9/29/2005	4.77%	3.31%	3.35%	N/A
R3	9/29/2005	5.03%	3.57%	3.62%	N/A
R4	9/29/2005	5.29%	3.84%	3.87%	N/A
R6	8/29/2016	5.41%	3.94%	N/A	4.19%
Comparative benchmark(s)

Bloomberg U.S. Aggregate Bond Index (f)	(1.47)%	(0.16)%	1.20%	N/A
MFS Lifetime Income Fund Blended Index (f)(z)	3.75%	3.13%	3.75%	N/A
Bloomberg Commodity Index (f)	2.89%	7.04%	(1.54)%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	0.88%	(1.17)%	2.11%	N/A
MSCI EAFE Index (net div) (f)	9.28%	6.18%	4.38%	N/A
Standard & Poor’s 500 Stock Index (f)	22.66%	13.19%	12.41%	N/A

Performance Summary  - continued
With sales charge
	1-yr	5-yr	10-yr	Life (t)
A With Initial Sales Charge (4.25%)	0.57%	2.69%	3.17%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	0.25%	2.44%	2.85%	N/A
C With CDSC (1% for 12 months) (v)	3.34%	2.81%	2.85%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime Income Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at September 29, 2005 (the fund’s inception date) and at the end of the reporting period:
	4/30/24	4/30/23
Bloomberg U.S. Aggregate Bond Index	71.0%	71.0%
Standard & Poor’s 500 Stock Index	20.0%	20.0%
MSCI EAFE Index (net div)	5.0%	5.0%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.0%	2.0%
Bloomberg Commodity Index	2.0%	2.0%

Performance Summary  - continued
MFS Lifetime 2025 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	11/02/2012	5.77%	4.28%	4.83%	N/A
B	11/02/2012	5.00%	3.50%	4.03%	N/A
C	11/02/2012	4.96%	3.50%	4.03%	N/A
I	11/02/2012	6.06%	4.52%	5.07%	N/A
R1	11/02/2012	4.99%	3.48%	4.03%	N/A
R2	11/02/2012	5.60%	4.02%	4.56%	N/A
R3	11/02/2012	5.76%	4.27%	4.82%	N/A
R4	11/02/2012	6.11%	4.52%	5.07%	N/A
R6	8/29/2016	6.12%	4.67%	N/A	5.49%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	22.66%	13.19%	12.41%	N/A
MFS Lifetime 2025 Fund Blended Index (f)(z)	4.60%	3.97%	4.83%	N/A
Bloomberg Commodity Index (f)	2.89%	7.04%	(1.54)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(1.47)%	(0.16)%	1.20%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(0.88)%	(1.17)%	2.11%	N/A
MSCI EAFE Index (net div) (f)	9.28%	6.18%	4.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(0.31)%	3.05%	4.21%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	1.00%	3.15%	4.03%	N/A
C With CDSC (1% for 12 months) (v)	3.96%	3.50%	4.03%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2025 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/24	4/30/23
Bloomberg U.S. Aggregate Bond Index	67.70%	65.50%
Standard & Poor’s 500 Stock Index	22.40%	24.00%
MSCI EAFE Index (net div)	5.90%	6.50%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%	2.00%
Bloomberg Commodity Index	2.00%	2.00%

Performance Summary  - continued
MFS Lifetime 2030 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/2005	8.06%	5.68%	6.11%	N/A
B	9/29/2005	7.27%	4.89%	5.31%	N/A
C	9/29/2005	7.21%	4.90%	5.31%	N/A
I	9/29/2005	8.35%	5.95%	6.35%	N/A
R1	9/29/2005	7.24%	4.90%	5.31%	N/A
R2	9/29/2005	7.82%	5.42%	5.84%	N/A
R3	9/29/2005	8.06%	5.69%	6.11%	N/A
R4	9/29/2005	8.36%	5.95%	6.37%	N/A
R6	8/29/2016	8.49%	6.09%	N/A	7.11%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	22.66%	13.19%	12.41%	N/A
MFS Lifetime 2030 Fund Blended Index (f)(z)	7.38%	5.84%	6.22%	N/A
Bloomberg Commodity Index (f)	2.89%	7.04%	(1.54)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(1.47)%	(0.16)%	1.20%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(0.88)%	(1.17)%	2.11%	N/A
MSCI EAFE Index (net div) (f)	9.28%	6.18%	4.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	1.84%	4.44%	5.48%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	3.27%	4.56%	5.31%	N/A
C With CDSC (1% for 12 months) (v)	6.21%	4.90%	5.31%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/24	4/30/23
Bloomberg U.S. Aggregate Bond Index	54.00%	50.00%
Standard & Poor’s 500 Stock Index	31.90%	34.50%
MSCI EAFE Index (net div)	9.50%	10.50%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.30%	2.50%
Bloomberg Commodity Index	2.30%	2.50%

Performance Summary  - continued
MFS Lifetime 2035 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	11/02/2012	11.13%	7.28%	7.22%	N/A
B	11/02/2012	10.24%	6.46%	6.41%	N/A
C	11/02/2012	10.27%	6.46%	6.41%	N/A
I	11/02/2012	11.44%	7.55%	7.47%	N/A
R1	11/02/2012	10.25%	6.43%	6.40%	N/A
R2	11/02/2012	10.85%	7.00%	6.95%	N/A
R3	11/02/2012	11.14%	7.27%	7.21%	N/A
R4	11/02/2012	11.45%	7.54%	7.49%	N/A
R6	8/29/2016	11.59%	7.70%	N/A	8.54%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	22.66%	13.19%	12.41%	N/A
MFS Lifetime 2035 Fund Blended Index (f)(z)	11.01%	7.85%	7.43%	N/A
Bloomberg Commodity Index (f)	2.89%	7.04%	(1.54)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(1.47)%	(0.16)%	1.20%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(0.88)%	(1.17)%	2.11%	N/A
MSCI EAFE Index (net div) (f)	9.28%	6.18%	4.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	4.74%	6.02%	6.59%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	6.24%	6.15%	6.41%	N/A
C With CDSC (1% for 12 months) (v)	9.27%	6.46%	6.41%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2035 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/24	4/30/23
Standard & Poor’s 500 Stock Index	44.30%	46.50%
Bloomberg U.S. Aggregate Bond Index	34.00%	30.00%
MSCI EAFE Index (net div)	15.10%	16.50%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.30%	3.50%
Bloomberg Commodity Index	3.30%	3.50%

Performance Summary  - continued
MFS Lifetime 2040 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/2005	13.33%	8.04%	7.75%	N/A
B	9/29/2005	12.50%	7.22%	6.94%	N/A
C	9/29/2005	12.46%	7.23%	6.95%	N/A
I	9/29/2005	13.60%	8.30%	7.99%	N/A
R1	9/29/2005	12.46%	7.21%	6.94%	N/A
R2	9/29/2005	13.03%	7.75%	7.47%	N/A
R3	9/29/2005	13.31%	8.03%	7.75%	N/A
R4	9/29/2005	13.58%	8.30%	8.02%	N/A
R6	8/29/2016	13.72%	8.44%	N/A	9.22%
Comparative benchmark(s)

Standard & Poor's 500 Stock Index (f)	22.66%	13.19%	12.41%	N/A
MFS Lifetime 2040 Fund Blended Index (f)(z)	13.60%	8.84%	8.02%	N/A
Bloomberg Commodity Index (f)	2.89%	7.04%	(1.54)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(1.47)%	(0.16)%	1.20%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(0.88)%	(1.17)%	2.11%	N/A
MSCI EAFE Index (net div) (f)	9.28%	6.18%	4.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	6.81%	6.77%	7.12%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	8.50%	6.92%	6.94%	N/A
C With CDSC (1% for 12 months) (v)	11.46%	7.23%	6.95%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/24	4/30/23
Standard & Poor's 500 Stock Index	52.75%	53.25%
MSCI EAFE Index (net div)	21.20%	22.00%
Bloomberg U.S. Aggregate Bond Index	17.75%	16.25%
Bloomberg Commodity Index	4.15%	4.25%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.15%	4.25%

Performance Summary  - continued
MFS Lifetime 2045 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	11/02/2012	13.87%	8.40%	7.97%	N/A
B	11/02/2012	12.99%	7.58%	7.17%	N/A
C	11/02/2012	12.99%	7.59%	7.17%	N/A
I	11/02/2012	14.11%	8.66%	8.26%	N/A
R1	11/02/2012	12.93%	7.56%	7.15%	N/A
R2	11/02/2012	13.59%	8.12%	7.70%	N/A
R3	11/02/2012	13.85%	8.39%	7.97%	N/A
R4	11/02/2012	14.11%	8.66%	8.24%	N/A
R6	8/29/2016	14.27%	8.82%	N/A	9.52%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	22.66%	13.19%	12.41%	N/A
MFS Lifetime 2045 Fund Blended Index (f)(z)	14.71%	9.46%	8.37%	N/A
Bloomberg Commodity Index (f)	2.89%	7.04%	(1.54)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(1.47)%	(0.16)%	1.20%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(0.88)%	(1.17)%	2.11%	N/A
MSCI EAFE Index (net div) (f)	9.28%	6.18%	4.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	7.33%	7.12%	7.34%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	8.99%	7.27%	7.17%	N/A
C With CDSC (1% for 12 months) (v)	11.99%	7.59%	7.17%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2045 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/24	4/30/23
Standard & Poor’s 500 Stock Index	55.25%	55.75%
MSCI EAFE Index (net div)	25.20%	26.00%
Bloomberg U.S. Aggregate Bond Index	10.25%	8.75%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.65%	4.75%
Bloomberg Commodity Index	4.65%	4.75%

Performance Summary  - continued
MFS Lifetime 2050 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/15/2010	14.17%	8.47%	8.01%	N/A
B	9/15/2010	13.32%	7.66%	7.21%	N/A
C	9/15/2010	13.33%	7.66%	7.21%	N/A
I	9/15/2010	14.46%	8.73%	8.28%	N/A
R1	9/15/2010	13.32%	7.66%	7.21%	N/A
R2	9/15/2010	13.89%	8.20%	7.74%	N/A
R3	9/15/2010	14.18%	8.46%	8.01%	N/A
R4	9/15/2010	14.49%	8.73%	8.28%	N/A
R6	8/29/2016	14.60%	8.90%	N/A	9.56%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	22.66%	13.19%	12.41%	N/A
MFS Lifetime 2050 Fund Blended Index (f)(z)	15.40%	9.67%	8.47%	N/A
Bloomberg Commodity Index (f)	2.89%	7.04%	(1.54)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(1.47)%	(0.16)%	1.20%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(0.88)%	(1.17)%	2.11%	N/A
MSCI EAFE Index (net div) (f)	9.28%	6.18%	4.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	7.60%	7.19%	7.37%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	9.32%	7.36%	7.21%	N/A
C With CDSC (1% for 12 months) (v)	12.33%	7.66%	7.21%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2050 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/24	4/30/23
Standard & Poor's 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg Commodity Index	5.00%	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary  - continued
MFS Lifetime 2055 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	11/02/2012	14.17%	8.48%	8.01%	N/A
B	11/02/2012	13.32%	7.66%	7.20%	N/A
C	11/02/2012	13.34%	7.67%	7.21%	N/A
I	11/02/2012	14.49%	8.74%	8.23%	N/A
R1	11/02/2012	13.34%	7.68%	7.20%	N/A
R2	11/02/2012	13.89%	8.22%	7.74%	N/A
R3	11/02/2012	14.16%	8.47%	8.01%	N/A
R4	11/02/2012	14.47%	8.75%	8.28%	N/A
R6	8/29/2016	14.66%	8.92%	N/A	9.57%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	22.66%	13.19%	12.41%	N/A
MFS Lifetime 2055 Fund Blended Index (f)(z)	15.40%	9.67%	8.47%	N/A
Bloomberg Commodity Index (f)	2.89%	7.04%	(1.54)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(1.47)%	(0.16)%	1.20%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(0.88)%	(1.17)%	2.11%	N/A
MSCI EAFE Index (net div) (f)	9.28%	6.18%	4.38%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	7.61%	7.20%	7.37%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	9.32%	7.36%	7.20%	N/A
C With CDSC (1% for 12 months) (v)	12.34%	7.67%	7.21%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2055 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/24	4/30/23
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg Commodity Index	5.00%	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary  - continued
MFS Lifetime 2060 Fund
Growth of a Hypothetical $10,000 Investment (t)
Total Returns through 4/30/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	12/06/2016	14.12%	8.49%	9.54%
B	12/06/2016	13.27%	7.67%	8.74%
C	12/06/2016	13.30%	7.68%	8.74%
I	12/06/2016	14.39%	8.76%	9.83%
R1	12/06/2016	14.15%	7.95%	8.92%
R2	12/06/2016	13.92%	8.22%	9.29%
R3	12/06/2016	14.12%	8.49%	9.55%
R4	12/06/2016	14.45%	8.74%	9.81%
R6	12/06/2016	14.65%	8.90%	9.95%
Comparative benchmark(s)

Standard & Poor's 500 Stock Index (f)	22.66%	13.19%	13.79%
MFS Lifetime 2060 Fund Blended Index (f)(z)	15.40%	9.67%	10.36%
Bloomberg Commodity Index (f)	2.89%	7.04%	3.93%
Bloomberg U.S. Aggregate Bond Index (f)	(1.47)%	(0.16)%	0.79%
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(0.88)%	(1.17)%	1.85%
MSCI EAFE Index (net div) (f)	9.28%	6.18%	7.37%
Average annual with sales charge

A With Initial Sales Charge (5.75%)	7.56%	7.21%	8.67%
B With CDSC (Declining over six years from 4% to 0%) (v)	9.27%	7.37%	8.74%
C With CDSC (1% for 12 months) (v)	12.30%	7.68%	8.74%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2060 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/24	4/30/23
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary  - continued
MFS Lifetime 2065 Fund
Growth of a Hypothetical $10,000 Investment (t)
Total Returns through 4/30/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	Life (t)
A	9/01/2021	14.19%	1.37%
C	9/01/2021	13.47%	0.66%
I	9/01/2021	14.58%	1.67%
R1	9/01/2021	13.33%	0.63%
R2	9/01/2021	13.99%	1.17%
R3	9/01/2021	14.20%	1.38%
R4	9/01/2021	14.47%	1.63%
R6	9/01/2021	14.66%	1.70%
Comparative benchmark(s)

Standard & Poor's 500 Stock Index (f)	22.66%	5.76%
MFS Lifetime 2065 Fund Blended Index (f)(z)	15.40%	3.48%
Bloomberg Commodity Index (f)	2.89%	5.70%
Bloomberg U.S. Aggregate Bond Index (f)	(1.47)%	(4.67)%
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(0.88)%	(8.41)%
MSCI EAFE Index (net div) (f)	9.28%	1.47%
Average annual with sales charge

A With Initial Sales Charge (5.75%)	7.62%	(0.85)%
C With CDSC (1% for 12 months) (v)	12.47%	0.66%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2065 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/24	4/30/23
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%
Benchmark Definition(s)
Bloomberg Commodity Index(a) – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.
Bloomberg U.S. Aggregate Bond Index(a) – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.
FTSE EPRA Nareit Developed Real Estate Index(c) (net div) – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.
MSCI EAFE (Europe, Australasia, Far East) Index(e) (net div) – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.
Standard & Poor's 500 Stock Index(g) – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
(c)	FTSE International Limited (“FTSE”)© FTSE 2019. “FTSE®” is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. “FT-SE®”, “FOOTSIE®” and “FTSE4GOOD®” are trademarks of the London Stock Exchange Group companies. “Nareit®” is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”) and “EPRA®” is a trademark of the European Public Real Estate Association (“EPRA”) and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
(e)	Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
(g)	“Standard & Poor's®” and “S&P®” are registered trademarks of Standard & Poor's Financial Services LLC (“S&P”) and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods, for certain classes for certain funds.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance Summary  - continued
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

Expense Tables
Fund expenses borne by the shareholders during the period,
November 1, 2023 through April 30, 2024
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME INCOME FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.24%	$1,000.00	$1,086.53	$1.25
	Hypothetical (h)	0.24%	$1,000.00	$1,023.67	$1.21
B	Actual	0.99%	$1,000.00	$1,082.53	$5.13
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
C	Actual	0.99%	$1,000.00	$1,083.49	$5.13
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
I	Actual	0.00%	$1,000.00	$1,088.77	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	0.99%	$1,000.00	$1,082.43	$5.13
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
R2	Actual	0.49%	$1,000.00	$1,085.21	$2.54
	Hypothetical (h)	0.49%	$1,000.00	$1,022.43	$2.46
R3	Actual	0.24%	$1,000.00	$1,086.53	$1.25
	Hypothetical (h)	0.24%	$1,000.00	$1,023.67	$1.21
R4	Actual	0.00%	$1,000.00	$1,088.83	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$1,089.18	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2025 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.25%	$1,000.00	$1,093.99	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,089.81	$5.20
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,089.84	$5.20
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,095.10	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,090.29	$5.20
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,093.24	$2.60
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,094.03	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,095.57	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$1,095.61	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2030 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.25%	$1,000.00	$1,117.63	$1.32
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,113.74	$5.26
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,113.50	$5.25
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,119.71	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,114.08	$5.26
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,117.10	$2.63
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,117.83	$1.32
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,119.62	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$1,120.26	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2035 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.25%	$1,000.00	$1,147.93	$1.34
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,142.76	$5.33
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,142.76	$5.33
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,149.45	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,142.75	$5.33
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,145.78	$2.67
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,147.27	$1.33
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,148.60	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$1,150.11	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2040 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.25%	$1,000.00	$1,168.32	$1.35
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,163.48	$5.38
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,163.78	$5.38
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,169.40	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,163.25	$5.38
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,166.13	$2.69
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,168.18	$1.35
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,169.72	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$1,169.77	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2045 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.25%	$1,000.00	$1,175.28	$1.35
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,170.75	$5.40
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,171.13	$5.40
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,176.71	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,170.73	$5.40
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,173.94	$2.70
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,175.79	$1.35
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,176.65	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$1,177.64	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2050 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.25%	$1,000.00	$1,179.87	$1.35
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,176.00	$5.41
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,175.87	$5.41
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,181.08	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,175.53	$5.41
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,178.08	$2.71
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,179.74	$1.35
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,181.35	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$1,181.93	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2055 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.25%	$1,000.00	$1,179.93	$1.36
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,175.45	$5.41
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,175.48	$5.41
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,181.70	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	1.00%	$1,000.00	$1,175.98	$5.41
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R2	Actual	0.50%	$1,000.00	$1,178.45	$2.71
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,179.75	$1.35
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,181.93	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$1,182.45	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2060 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.25%	$1,000.00	$1,179.52	$1.35
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
B	Actual	1.00%	$1,000.00	$1,175.07	$5.41
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
C	Actual	1.00%	$1,000.00	$1,174.90	$5.41
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
I	Actual	0.00%	$1,000.00	$1,181.01	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R1	Actual	0.25%	$1,000.00	$1,179.51	$1.35
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R2	Actual	0.50%	$1,000.00	$1,178.31	$2.71
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R3	Actual	0.25%	$1,000.00	$1,179.43	$1.35
	Hypothetical (h)	0.25%	$1,000.00	$1,023.62	$1.26
R4	Actual	0.00%	$1,000.00	$1,180.83	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
R6	Actual	0.00%	$1,000.00	$1,182.76	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.86	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Lifetime 2060 Fund, for the period from November 1, 2023 through April 30, 2024, the distribution fee for Class R1 was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.00%, $5,42, and $5.02 for Class R1. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables - continued
MFS LIFETIME 2065 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.22%	$1,000.00	$1,179.85	$1.19
	Hypothetical (h)	0.22%	$1,000.00	$1,023.77	$1.11
C	Actual	0.97%	$1,000.00	$1,176.87	$5.25
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87
I	Actual	0.01%	$1,000.00	$1,182.32	$0.05
	Hypothetical (h)	0.01%	$1,000.00	$1,024.81	$0.05
R1	Actual	0.97%	$1,000.00	$1,175.38	$5.25
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87
R2	Actual	0.47%	$1,000.00	$1,179.28	$2.55
	Hypothetical (h)	0.47%	$1,000.00	$1,022.53	$2.36
R3	Actual	0.22%	$1,000.00	$1,179.99	$1.19
	Hypothetical (h)	0.22%	$1,000.00	$1,023.77	$1.11
R4	Actual	0.01%	$1,000.00	$1,181.25	$0.05
	Hypothetical (h)	0.01%	$1,000.00	$1,024.81	$0.05
R6	Actual	0.01%	$1,000.00	$1,183.19	$0.05
	Hypothetical (h)	0.01%	$1,000.00	$1,024.81	$0.05
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Lifetime 2065 Fund, expense ratios include approximately 0.01% of interest related expenses that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Portfolio of Investments
4/30/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Lifetime Income Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 69.8%
MFS Emerging Markets Debt Fund - Class R6	532,597	$6,258,015
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,160,207	6,207,107
MFS Global Opportunistic Bond Fund - Class R6	5,540,281	43,712,819
MFS Government Securities Fund - Class R6	6,964,501	58,014,294
MFS High Income Fund - Class R6	4,154,878	12,547,730
MFS Inflation-Adjusted Bond Fund - Class R6	6,903,335	61,646,782
MFS Limited Maturity Fund - Class R6	21,868,774	125,089,385
MFS Total Return Bond Fund - Class R6	13,123,411	120,472,917
		$433,949,049
International Stock Funds – 5.0%
MFS Blended Research International Equity Fund - Class R6	1,225,749	$15,517,979
MFS International Growth Fund - Class R6	75,993	3,094,429
MFS International Intrinsic Value Fund - Class R6	78,746	3,089,232
MFS Research International Fund - Class R6	416,369	9,305,847
		$31,007,487
Non-Traditional Funds – 3.9%
MFS Commodity Strategy Fund - Class R6	3,414,989	$12,293,959
MFS Global Real Estate Fund - Class R6	775,934	12,104,575
		$24,398,534
U.S. Stock Funds – 18.3%
MFS Blended Research Core Equity Fund - Class R6	288,832	$9,979,138
MFS Blended Research Growth Equity Fund - Class R6	467,673	9,914,674
MFS Blended Research Mid Cap Equity Fund - Class R6	1,315,112	18,411,563
MFS Blended Research Small Cap Equity Fund - Class R6	412,150	6,116,310
MFS Blended Research Value Equity Fund - Class R6	773,542	12,353,463
MFS Growth Fund - Class R6	51,218	9,855,908
MFS Mid Cap Growth Fund - Class R6 (a)	299,529	9,102,690
MFS Mid Cap Value Fund - Class R6	289,025	9,271,917
MFS New Discovery Fund - Class R6 (a)	103,990	3,037,542
MFS New Discovery Value Fund - Class R6	175,210	3,080,190
MFS Research Fund - Class R6	178,216	9,940,874
MFS Value Fund - Class R6	251,593	12,385,948
		$113,450,217
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 5.38% (v)	18,701,436	$18,701,436
Total Investment Companies (Identified Cost, $571,425,819)		$621,506,723
Other Assets, Less Liabilities – 0.0%		37,878
Net Assets – 100.0%		$621,544,601
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2025 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 66.6%
MFS Emerging Markets Debt Fund - Class R6	426,159	$5,007,364
MFS Emerging Markets Debt Local Currency Fund - Class R6	932,443	4,988,572
MFS Global Opportunistic Bond Fund - Class R6	3,442,902	27,164,495
MFS Government Securities Fund - Class R6	4,327,365	36,046,954
MFS High Income Fund - Class R6	3,316,411	10,015,561
MFS Inflation-Adjusted Bond Fund - Class R6	4,285,187	38,266,718
MFS Limited Maturity Fund - Class R6	11,632,689	66,538,982
MFS Total Return Bond Fund - Class R6	7,555,700	69,361,327
		$257,389,973
International Stock Funds – 5.8%
MFS Blended Research International Equity Fund - Class R6	892,758	$11,302,319
MFS International Growth Fund - Class R6	60,782	2,475,045
MFS International Intrinsic Value Fund - Class R6	62,961	2,469,943
MFS Research International Fund - Class R6	283,536	6,337,042
		$22,584,349
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	2,129,965	$7,667,872
MFS Global Real Estate Fund - Class R6	489,184	7,631,272
		$15,299,144
U.S. Stock Funds – 20.6%
MFS Blended Research Core Equity Fund - Class R6	212,093	$7,327,797
MFS Blended Research Growth Equity Fund - Class R6	344,587	7,305,242
MFS Blended Research Mid Cap Equity Fund - Class R6	899,885	12,598,388
MFS Blended Research Small Cap Equity Fund - Class R6	258,442	3,835,277
MFS Blended Research Value Equity Fund - Class R6	550,543	8,792,175
MFS Growth Fund - Class R6	37,863	7,286,028
MFS Mid Cap Growth Fund - Class R6 (a)	206,608	6,278,821
MFS Mid Cap Value Fund - Class R6	197,513	6,336,229
MFS New Discovery Fund - Class R6 (a)	65,445	1,911,638
MFS New Discovery Value Fund - Class R6	109,210	1,919,903
MFS Research Fund - Class R6	131,209	7,318,848
MFS Value Fund - Class R6	178,776	8,801,165
		$79,711,511
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 5.38% (v)	11,641,572	$11,641,572
Total Investment Companies (Identified Cost, $364,014,613)		$386,626,549
Other Assets, Less Liabilities – (0.0)%		(48,972)
Net Assets – 100.0%		$386,577,577
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2030 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 52.7%
MFS Emerging Markets Debt Fund - Class R6	1,546,857	$18,175,574
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,908,501	15,560,478
MFS Global Opportunistic Bond Fund - Class R6	6,394,282	50,450,887
MFS Government Securities Fund - Class R6	8,779,234	73,131,017
MFS High Income Fund - Class R6	10,551,573	31,865,749
MFS Inflation-Adjusted Bond Fund - Class R6	7,953,201	71,022,086
MFS Limited Maturity Fund - Class R6	9,698,078	55,473,008
MFS Total Return Bond Fund - Class R6	10,701,947	98,243,876
		$413,922,675
International Stock Funds – 9.6%
MFS Blended Research International Equity Fund - Class R6	2,890,933	$36,599,212
MFS International Growth Fund - Class R6	221,373	9,014,324
MFS International Intrinsic Value Fund - Class R6	230,844	9,056,016
MFS International New Discovery Fund - Class R6	74,006	2,325,255
MFS Research International Fund - Class R6	810,628	18,117,528
		$75,112,335
Non-Traditional Funds – 4.5%
MFS Commodity Strategy Fund - Class R6	5,016,855	$18,060,680
MFS Global Real Estate Fund - Class R6	1,125,880	17,563,722
		$35,624,402
U.S. Stock Funds – 30.2%
MFS Blended Research Core Equity Fund - Class R6	659,688	$22,792,219
MFS Blended Research Growth Equity Fund - Class R6	1,067,600	22,633,121
MFS Blended Research Mid Cap Equity Fund - Class R6	2,737,196	38,320,749
MFS Blended Research Small Cap Equity Fund - Class R6	599,558	8,897,440
MFS Blended Research Value Equity Fund - Class R6	1,629,525	26,023,513
MFS Growth Fund - Class R6	116,981	22,510,615
MFS Mid Cap Growth Fund - Class R6 (a)	620,662	18,861,931
MFS Mid Cap Value Fund - Class R6	602,236	19,319,731
MFS New Discovery Fund - Class R6 (a)	151,759	4,432,864
MFS New Discovery Value Fund - Class R6	257,164	4,520,948
MFS Research Fund - Class R6	406,995	22,702,201
MFS Value Fund - Class R6	529,065	26,045,852
		$237,061,184
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 5.38% (v)	23,943,988	$23,943,987
Total Investment Companies (Identified Cost, $675,482,982)		$785,664,583
Other Assets, Less Liabilities – (0.0)%		(67,540)
Net Assets – 100.0%		$785,597,043
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2035 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 32.9%
MFS Emerging Markets Debt Fund - Class R6	1,522,257	$17,886,519
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,208,927	11,817,758
MFS Global Opportunistic Bond Fund - Class R6	3,320,712	26,200,415
MFS Government Securities Fund - Class R6	4,687,982	39,050,895
MFS High Income Fund - Class R6	7,949,762	24,008,280
MFS Inflation-Adjusted Bond Fund - Class R6	4,200,847	37,513,565
MFS Total Return Bond Fund - Class R6	4,232,123	38,850,887
		$195,328,319
International Stock Funds – 15.1%
MFS Blended Research Emerging Markets Equity Fund - Class R6	68,464	$902,358
MFS Blended Research International Equity Fund - Class R6	3,183,473	40,302,762
MFS Emerging Markets Equity Fund - Class R6	27,279	899,120
MFS International Growth Fund - Class R6	260,676	10,614,726
MFS International Intrinsic Value Fund - Class R6	271,021	10,632,170
MFS International New Discovery Fund - Class R6	244,246	7,674,212
MFS Research International Fund - Class R6	835,024	18,662,791
		$89,688,139
Non-Traditional Funds – 6.6%
MFS Commodity Strategy Fund - Class R6	5,473,907	$19,706,066
MFS Global Real Estate Fund - Class R6	1,232,623	19,228,913
		$38,934,979
U.S. Stock Funds – 42.4%
MFS Blended Research Core Equity Fund - Class R6	664,532	$22,959,592
MFS Blended Research Growth Equity Fund - Class R6	1,076,352	22,818,667
MFS Blended Research Mid Cap Equity Fund - Class R6	3,196,350	44,748,902
MFS Blended Research Small Cap Equity Fund - Class R6	654,194	9,708,239
MFS Blended Research Value Equity Fund - Class R6	1,595,592	25,481,600
MFS Growth Fund - Class R6	118,124	22,730,586
MFS Mid Cap Growth Fund - Class R6 (a)	727,500	22,108,726
MFS Mid Cap Value Fund - Class R6	703,753	22,576,402
MFS New Discovery Fund - Class R6 (a)	164,907	4,816,944
MFS New Discovery Value Fund - Class R6	277,995	4,887,142
MFS Research Fund - Class R6	410,526	22,899,142
MFS Value Fund - Class R6	518,418	25,521,700
		$251,257,642
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 5.38% (v)	17,826,374	$17,826,374
Total Investment Companies (Identified Cost, $498,231,957)		$593,035,453
Other Assets, Less Liabilities – (0.0)%		(78,085)
Net Assets – 100.0%		$592,957,368
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2040 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 17.1%
MFS Emerging Markets Debt Fund - Class R6	1,683,350	$19,779,366
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,435,925	13,032,201
MFS Global Opportunistic Bond Fund - Class R6	2,499,238	19,718,985
MFS High Income Fund - Class R6	8,788,454	26,541,132
MFS Inflation-Adjusted Bond Fund - Class R6	3,914,255	34,954,296
MFS Total Return Bond Fund - Class R6	1,871,951	17,184,508
		$131,210,488
International Stock Funds – 21.4%
MFS Blended Research Emerging Markets Equity Fund - Class R6	346,374	$4,565,214
MFS Blended Research International Equity Fund - Class R6	5,447,186	68,961,378
MFS Emerging Markets Equity Fund - Class R6	137,417	4,529,245
MFS International Growth Fund - Class R6	497,459	20,256,523
MFS International Intrinsic Value Fund - Class R6	520,969	20,437,608
MFS International New Discovery Fund - Class R6	562,156	17,662,935
MFS Research International Fund - Class R6	1,227,201	27,427,943
		$163,840,846
Non-Traditional Funds – 8.3%
MFS Commodity Strategy Fund - Class R6	9,027,136	$32,497,689
MFS Global Real Estate Fund - Class R6	1,995,363	31,127,660
		$63,625,349
U.S. Stock Funds – 50.9%
MFS Blended Research Core Equity Fund - Class R6	1,018,553	$35,191,012
MFS Blended Research Growth Equity Fund - Class R6	1,681,369	35,645,023
MFS Blended Research Mid Cap Equity Fund - Class R6	4,998,528	69,979,392
MFS Blended Research Small Cap Equity Fund - Class R6	1,058,992	15,715,434
MFS Blended Research Value Equity Fund - Class R6	2,442,208	39,002,064
MFS Growth Fund - Class R6	184,517	35,506,550
MFS Mid Cap Growth Fund - Class R6 (a)	1,133,086	34,434,479
MFS Mid Cap Value Fund - Class R6	1,096,864	35,187,407
MFS New Discovery Fund - Class R6 (a)	267,746	7,820,859
MFS New Discovery Value Fund - Class R6	452,605	7,956,790
MFS Research Fund - Class R6	628,169	35,039,295
MFS Value Fund - Class R6	793,493	39,063,682
		$390,541,987
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 5.38% (v)	18,000,995	$18,000,995
Total Investment Companies (Identified Cost, $576,366,570)		$767,219,665
Other Assets, Less Liabilities – (0.0)%		(20,721)
Net Assets – 100.0%		$767,198,944
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2045 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 9.6%
MFS Emerging Markets Debt Fund - Class R6	461,915	$5,427,498
MFS Emerging Markets Debt Local Currency Fund - Class R6	668,781	3,577,977
MFS Global Opportunistic Bond Fund - Class R6	685,490	5,408,515
MFS High Income Fund - Class R6	2,411,648	7,283,176
MFS Inflation-Adjusted Bond Fund - Class R6	1,880,689	16,794,558
MFS Total Return Bond Fund - Class R6	1,099,537	10,093,749
		$48,585,473
International Stock Funds – 25.3%
MFS Blended Research Emerging Markets Equity Fund - Class R6	325,414	$4,288,960
MFS Blended Research International Equity Fund - Class R6	4,100,780	51,915,878
MFS Emerging Markets Equity Fund - Class R6	129,539	4,269,613
MFS International Growth Fund - Class R6	391,464	15,940,398
MFS International Intrinsic Value Fund - Class R6	408,070	16,008,573
MFS International New Discovery Fund - Class R6	534,181	16,783,978
MFS Research International Fund - Class R6	869,294	19,428,709
		$128,636,109
Non-Traditional Funds – 9.3%
MFS Commodity Strategy Fund - Class R6	6,687,790	$24,076,044
MFS Global Real Estate Fund - Class R6	1,484,608	23,159,885
		$47,235,929
U.S. Stock Funds – 53.4%
MFS Blended Research Core Equity Fund - Class R6	673,874	$23,282,351
MFS Blended Research Growth Equity Fund - Class R6	1,172,262	24,851,959
MFS Blended Research Mid Cap Equity Fund - Class R6	3,487,376	48,823,259
MFS Blended Research Small Cap Equity Fund - Class R6	787,676	11,689,107
MFS Blended Research Value Equity Fund - Class R6	1,695,627	27,079,160
MFS Growth Fund - Class R6	128,565	24,739,865
MFS Mid Cap Growth Fund - Class R6 (a)	791,755	24,061,425
MFS Mid Cap Value Fund - Class R6	764,987	24,540,796
MFS New Discovery Fund - Class R6 (a)	199,084	5,815,230
MFS New Discovery Value Fund - Class R6	336,111	5,908,832
MFS Research Fund - Class R6	415,947	23,201,527
MFS Value Fund - Class R6	550,394	27,095,918
		$271,089,429
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 5.38% (v)	12,013,472	$12,013,472
Total Investment Companies (Identified Cost, $409,846,061)		$507,560,412
Other Assets, Less Liabilities – (0.0)%		(138,461)
Net Assets – 100.0%		$507,421,951
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2050 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 4.2%
MFS Inflation-Adjusted Bond Fund - Class R6	1,486,044	$13,270,373
MFS Total Return Bond Fund - Class R6	1,083,123	9,943,063
		$23,213,436
International Stock Funds – 28.2%
MFS Blended Research Emerging Markets Equity Fund - Class R6	428,176	$5,643,363
MFS Blended Research International Equity Fund - Class R6	4,812,332	60,924,123
MFS Emerging Markets Equity Fund - Class R6	170,173	5,608,895
MFS International Growth Fund - Class R6	470,414	19,155,240
MFS International Intrinsic Value Fund - Class R6	488,142	19,149,819
MFS International New Discovery Fund - Class R6	700,531	22,010,684
MFS Research International Fund - Class R6	981,913	21,945,767
		$154,437,891
Non-Traditional Funds – 10.1%
MFS Commodity Strategy Fund - Class R6	7,781,227	$28,012,415
MFS Global Real Estate Fund - Class R6	1,739,613	27,137,965
		$55,150,380
U.S. Stock Funds – 55.1%
MFS Blended Research Core Equity Fund - Class R6	727,212	$25,125,171
MFS Blended Research Growth Equity Fund - Class R6	1,309,900	27,769,882
MFS Blended Research Mid Cap Equity Fund - Class R6	3,891,325	54,478,557
MFS Blended Research Small Cap Equity Fund - Class R6	916,896	13,606,730
MFS Blended Research Value Equity Fund - Class R6	1,887,840	30,148,806
MFS Growth Fund - Class R6	143,790	27,669,553
MFS Mid Cap Growth Fund - Class R6 (a)	888,808	27,010,865
MFS Mid Cap Value Fund - Class R6	856,667	27,481,889
MFS New Discovery Fund - Class R6 (a)	231,989	6,776,407
MFS New Discovery Value Fund - Class R6	390,278	6,861,085
MFS Research Fund - Class R6	449,350	25,064,751
MFS Value Fund - Class R6	613,864	30,220,506
		$302,214,202
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 5.38% (v)	12,963,873	$12,963,873
Total Investment Companies (Identified Cost, $436,345,757)		$547,979,782
Other Assets, Less Liabilities – (0.0)%		(64,831)
Net Assets – 100.0%		$547,914,951
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2055 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 4.2%
MFS Inflation-Adjusted Bond Fund - Class R6	970,773	$8,669,006
MFS Total Return Bond Fund - Class R6	707,087	6,491,058
		$15,160,064
International Stock Funds – 28.2%
MFS Blended Research Emerging Markets Equity Fund - Class R6	280,396	$3,695,617
MFS Blended Research International Equity Fund - Class R6	3,140,220	39,755,187
MFS Emerging Markets Equity Fund - Class R6	111,297	3,668,360
MFS International Growth Fund - Class R6	306,931	12,498,235
MFS International Intrinsic Value Fund - Class R6	318,563	12,497,235
MFS International New Discovery Fund - Class R6	457,458	14,373,324
MFS Research International Fund - Class R6	640,845	14,322,871
		$100,810,829
Non-Traditional Funds – 10.1%
MFS Commodity Strategy Fund - Class R6	5,120,728	$18,434,623
MFS Global Real Estate Fund - Class R6	1,135,317	17,710,940
		$36,145,563
U.S. Stock Funds – 55.1%
MFS Blended Research Core Equity Fund - Class R6	474,776	$16,403,509
MFS Blended Research Growth Equity Fund - Class R6	854,804	18,121,851
MFS Blended Research Mid Cap Equity Fund - Class R6	2,543,738	35,612,338
MFS Blended Research Small Cap Equity Fund - Class R6	598,752	8,885,478
MFS Blended Research Value Equity Fund - Class R6	1,232,333	19,680,363
MFS Growth Fund - Class R6	93,790	18,047,983
MFS Mid Cap Growth Fund - Class R6 (a)	579,792	17,619,873
MFS Mid Cap Value Fund - Class R6	559,099	17,935,894
MFS New Discovery Fund - Class R6 (a)	151,381	4,421,833
MFS New Discovery Value Fund - Class R6	254,900	4,481,142
MFS Research Fund - Class R6	293,282	16,359,269
MFS Value Fund - Class R6	400,610	19,722,017
		$197,291,550
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 5.38% (v)	8,454,120	$8,454,120
Total Investment Companies (Identified Cost, $301,547,921)		$357,862,126
Other Assets, Less Liabilities – (0.0)%		(50,945)
Net Assets – 100.0%		$357,811,181
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2060 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 4.2%
MFS Inflation-Adjusted Bond Fund - Class R6	520,257	$4,645,899
MFS Total Return Bond Fund - Class R6	380,874	3,496,418
		$8,142,317
International Stock Funds – 28.2%
MFS Blended Research Emerging Markets Equity Fund - Class R6	148,891	$1,962,390
MFS Blended Research International Equity Fund - Class R6	1,687,838	21,368,026
MFS Emerging Markets Equity Fund - Class R6	59,560	1,963,085
MFS International Growth Fund - Class R6	165,680	6,746,491
MFS International Intrinsic Value Fund - Class R6	171,653	6,733,969
MFS International New Discovery Fund - Class R6	246,906	7,757,775
MFS Research International Fund - Class R6	345,792	7,728,444
		$54,260,180
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	2,677,191	$9,637,887
MFS Global Real Estate Fund - Class R6	617,045	9,625,899
		$19,263,786
U.S. Stock Funds – 55.3%
MFS Blended Research Core Equity Fund - Class R6	256,976	$8,878,527
MFS Blended Research Growth Equity Fund - Class R6	463,380	9,823,647
MFS Blended Research Mid Cap Equity Fund - Class R6	1,372,094	19,209,312
MFS Blended Research Small Cap Equity Fund - Class R6	323,485	4,800,523
MFS Blended Research Value Equity Fund - Class R6	663,788	10,600,697
MFS Growth Fund - Class R6	50,981	9,810,297
MFS Mid Cap Growth Fund - Class R6 (a)	315,111	9,576,214
MFS Mid Cap Value Fund - Class R6	301,308	9,665,948
MFS New Discovery Fund - Class R6 (a)	82,086	2,397,748
MFS New Discovery Value Fund - Class R6	137,178	2,411,586
MFS Research Fund - Class R6	159,026	8,870,494
MFS Value Fund - Class R6	215,749	10,621,334
		$106,666,327
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 5.38% (v)	4,467,900	$4,467,901
Total Investment Companies (Identified Cost, $172,595,280)		$192,800,511
Other Assets, Less Liabilities – (0.0)%		(9,177)
Net Assets – 100.0%		$192,791,334
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2065 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 4.2%
MFS Inflation-Adjusted Bond Fund - Class R6	49,240	$439,719
MFS Total Return Bond Fund - Class R6	36,064	331,066
		$770,785
International Stock Funds – 28.1%
MFS Blended Research Emerging Markets Equity Fund - Class R6	13,992	$184,410
MFS Blended Research International Equity Fund - Class R6	158,592	2,007,781
MFS Emerging Markets Equity Fund - Class R6	5,590	184,252
MFS International Growth Fund - Class R6	15,681	638,532
MFS International Intrinsic Value Fund - Class R6	16,270	638,262
MFS International New Discovery Fund - Class R6	23,320	732,703
MFS Research International Fund - Class R6	32,673	730,238
		$5,116,178
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	253,080	$911,087
MFS Global Real Estate Fund - Class R6	58,485	912,373
		$1,823,460
U.S. Stock Funds – 55.5%
MFS Blended Research Core Equity Fund - Class R6	24,401	$843,043
MFS Blended Research Growth Equity Fund - Class R6	44,060	934,078
MFS Blended Research Mid Cap Equity Fund - Class R6	130,168	1,822,350
MFS Blended Research Small Cap Equity Fund - Class R6	30,700	455,586
MFS Blended Research Value Equity Fund - Class R6	62,809	1,003,057
MFS Growth Fund - Class R6	4,853	933,984
MFS Mid Cap Growth Fund - Class R6 (a)	29,982	911,144
MFS Mid Cap Value Fund - Class R6	28,444	912,491
MFS New Discovery Fund - Class R6 (a)	7,798	227,781
MFS New Discovery Value Fund - Class R6	12,962	227,871
MFS Research Fund - Class R6	15,113	843,017
MFS Value Fund - Class R6	20,386	1,003,602
		$10,118,004
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 5.38% (v)	425,051	$425,051
Total Investment Companies (Identified Cost, $16,845,394)		$18,253,478
Other Assets, Less Liabilities – (0.1)%		(26,685)
Net Assets – 100.0%		$18,226,793
Portfolio Footnotes:
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Lifetime Income Fund	$621,506,723
MFS Lifetime 2025 Fund	386,626,549
MFS Lifetime 2030 Fund	785,664,583
MFS Lifetime 2035 Fund	593,035,453
MFS Lifetime 2040 Fund	767,219,665
MFS Lifetime 2045 Fund	507,560,412
MFS Lifetime 2050 Fund	547,979,782
MFS Lifetime 2055 Fund	357,862,126
MFS Lifetime 2060 Fund	192,800,511
MFS Lifetime 2065 Fund	18,253,478

Portfolio of Investments – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements

Financial Statements
Statements of Assets and Liabilities
At 4/30/24
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $571,425,819, $364,014,613, and $675,482,982, respectively)	$621,506,723	$386,626,549	$785,664,583
Receivables for
Investments sold	1,539,180	66,197	81,624
Fund shares sold	196,615	674,533	549,500
Receivable from investment adviser	111,050	68,907	147,725
Other assets	1,617	1,001	1,760
Total assets	$623,355,185	$387,437,187	$786,445,192
Liabilities
Payables for
Distributions	$84,255	$—	$—
Investments purchased	—	401,446	49,675
Fund shares reacquired	1,485,431	315,457	555,253
Payable to affiliates
Administrative services fee	97	97	97
Shareholder servicing costs	168,275	85,904	172,659
Distribution and service fees	6,077	2,512	5,960
Payable for independent Trustees' compensation	12	13	14
Payable for audit and tax fees	37,492	36,089	36,913
Accrued expenses and other liabilities	28,945	18,092	27,578
Total liabilities	$1,810,584	$859,610	$848,149
Net assets	$621,544,601	$386,577,577	$785,597,043
Net assets consist of
Paid-in capital	$588,510,896	$366,117,797	$674,403,237
Total distributable earnings (loss)	33,033,705	20,459,780	111,193,806
Net assets	$621,544,601	$386,577,577	$785,597,043

Statements of Assets and Liabilities – continued
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net assets
Class A	$186,276,085	$36,141,779	$91,171,594
Class B	838,556	511,881	2,224,366
Class C	23,192,421	2,766,389	7,386,526
Class I	41,571,291	2,845,962	5,534,963
Class R1	2,702,689	333,081	3,054,729
Class R2	22,746,818	12,647,770	35,219,879
Class R3	121,319,539	106,722,360	220,766,306
Class R4	18,412,363	29,500,234	38,081,339
Class R6	204,484,839	195,108,121	382,157,341
Total net assets	$621,544,601	$386,577,577	$785,597,043
Shares of beneficial interest outstanding
Class A	15,506,191	2,786,693	5,806,084
Class B	69,798	39,530	143,019
Class C	1,931,670	216,100	480,121
Class I	3,459,643	218,403	350,103
Class R1	224,635	25,544	195,934
Class R2	1,893,268	976,234	2,262,146
Class R3	10,099,149	8,235,590	14,107,440
Class R4	1,533,474	2,255,882	2,399,853
Class R6	16,969,733	14,934,423	24,125,058
Total shares of beneficial interest outstanding	51,687,561	29,688,399	49,869,758
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$12.01	$12.97	$15.70
Offering price per share (100 / 95.75 x net asset value per share)	$12.54	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$—	$13.76	$16.66
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$12.01	$12.95	$15.55
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$12.01	$12.80	$15.38
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.02	$13.03	$15.81
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.03	$13.04	$15.59
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.01	$12.96	$15.57
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.01	$12.96	$15.65
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.01	$13.08	$15.87

Statements of Assets and Liabilities – continued
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.05	$13.06	$15.84
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities – continued
At 4/30/24	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $498,231,957, $576,366,570, $409,846,061, and $436,345,757, respectively)	$593,035,453	$767,219,665	$507,560,412	$547,979,782
Receivables for
Investments sold	—	221,270	806,912	21,880
Fund shares sold	747,047	536,666	578,601	623,266
Receivable from investment adviser	118,383	132,001	103,191	123,119
Other assets	1,366	1,698	1,518	1,196
Total assets	$593,902,249	$768,111,300	$509,050,634	$548,749,243
Liabilities
Payables for
Investments purchased	$583,872	$115,206	$57,553	$241,959
Fund shares reacquired	166,259	554,526	1,388,643	400,122
Payable to affiliates
Administrative services fee	97	97	97	97
Shareholder servicing costs	127,442	170,395	118,726	124,324
Distribution and service fees	3,822	5,611	3,285	3,457
Payable for independent Trustees' compensation	13	15	11	12
Payable for audit and tax fees	36,089	37,413	36,588	36,721
Accrued expenses and other liabilities	27,287	29,093	23,780	27,600
Total liabilities	$944,881	$912,356	$1,628,683	$834,292
Net assets	$592,957,368	$767,198,944	$507,421,951	$547,914,951
Net assets consist of
Paid-in capital	$502,163,936	$584,920,762	$417,278,234	$443,702,566
Total distributable earnings (loss)	90,793,432	182,278,182	90,143,717	104,212,385
Net assets	$592,957,368	$767,198,944	$507,421,951	$547,914,951

Statements of Assets and Liabilities – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Net assets
Class A	$42,511,066	$67,188,187	$34,162,084	$37,887,201
Class B	696,533	1,380,925	434,578	649,807
Class C	5,284,846	6,207,639	3,204,090	4,203,926
Class I	8,302,128	13,391,037	11,779,034	7,823,531
Class R1	1,228,796	3,011,984	636,115	825,858
Class R2	14,018,261	40,651,460	9,755,416	15,982,223
Class R3	177,886,600	215,272,636	165,729,533	157,397,898
Class R4	27,498,480	41,883,542	20,245,573	38,189,243
Class R6	315,530,658	378,211,534	261,475,528	284,955,264
Total net assets	$592,957,368	$767,198,944	$507,421,951	$547,914,951
Shares of beneficial interest outstanding
Class A	2,507,168	3,603,528	1,848,096	1,705,702
Class B	41,182	74,208	23,592	29,597
Class C	317,160	340,610	176,044	193,940
Class I	487,902	712,060	633,017	351,861
Class R1	72,775	163,128	34,545	37,925
Class R2	825,446	2,193,300	528,829	727,363
Class R3	10,469,456	11,548,504	8,969,756	7,150,711
Class R4	1,603,284	2,213,933	1,085,415	1,717,202
Class R6	18,431,471	20,018,518	14,044,429	12,827,216
Total shares of beneficial interest outstanding	34,755,844	40,867,789	27,343,723	24,741,517
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$16.96	$18.65	$18.49	$22.21
Offering price per share (100 / 94.25 x net asset value per share)	$17.99	$19.79	$19.62	$23.56
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$16.91	$18.61	$18.42	$21.96
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$16.66	$18.23	$18.20	$21.68
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.02	$18.81	$18.61	$22.23
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.88	$18.46	$18.41	$21.78
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.98	$18.53	$18.45	$21.97
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.99	$18.64	$18.48	$22.01
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.15	$18.92	$18.65	$22.24

Statements of Assets and Liabilities – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.12	$18.89	$18.62	$22.21
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities – continued
At 4/30/24	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $301,547,921, $172,595,280, and $16,845,394, respectively)	$357,862,126	$192,800,511	$18,253,478
Receivables for
Investments sold	—	9,209	—
Fund shares sold	461,303	421,442	102,756
Receivable from investment adviser	86,128	63,580	17,894
Other assets	916	538	127
Total assets	$358,410,473	$193,295,280	$18,374,255
Liabilities
Payables for
Investments purchased	$218,344	$319,301	$89,317
Fund shares reacquired	233,708	81,001	12,625
Payable to affiliates
Administrative services fee	97	97	97
Shareholder servicing costs	85,333	47,320	3,379
Distribution and service fees	2,386	1,274	126
Payable for independent Trustees' compensation	13	12	11
Payable for audit and tax fees	36,589	35,797	30,298
Accrued expenses and other liabilities	22,822	19,144	11,609
Total liabilities	$599,292	$503,946	$147,462
Net assets	$357,811,181	$192,791,334	$18,226,793
Net assets consist of
Paid-in capital	$305,566,337	$175,129,804	$16,885,809
Total distributable earnings (loss)	52,244,844	17,661,530	1,340,984
Net assets	$357,811,181	$192,791,334	$18,226,793

Statements of Assets and Liabilities – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Net assets
Class A	$26,235,876	$15,598,354	$1,332,166
Class B	383,160	149,905	—
Class C	2,888,809	1,467,808	182,707
Class I	3,820,618	576,105	100,720
Class R1	1,684,343	94,126	60,051
Class R2	9,538,499	3,262,348	259,034
Class R3	107,463,340	63,578,760	6,379,929
Class R4	12,123,214	4,457,990	438,874
Class R6	193,673,322	103,605,938	9,473,312
Total net assets	$357,811,181	$192,791,334	$18,226,793
Shares of beneficial interest outstanding
Class A	1,372,000	1,014,593	141,828
Class B	20,056	9,732	—
Class C	153,259	96,486	19,526
Class I	199,454	37,134	10,683
Class R1	89,174	6,084	6,399
Class R2	498,633	212,403	27,596
Class R3	5,616,327	4,130,504	679,129
Class R4	626,896	287,582	46,596
Class R6	10,024,288	6,664,580	1,004,700
Total shares of beneficial interest outstanding	18,600,087	12,459,098	1,936,457
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$19.12	$15.37	$9.39
Offering price per share (100 / 94.25 x net asset value per share)	$20.29	$16.31	$9.96
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$19.10	$15.40	$—
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$18.85	$15.21	$9.36
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.16	$15.51	$9.43
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.89	$15.47	$9.38
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.13	$15.36	$9.39
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.13	$15.39	$9.39
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.34	$15.50	$9.42

Statements of Assets and Liabilities – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.32	$15.55	$9.43
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Year ended 4/30/24
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Net investment income (loss)
Dividends from affiliated issuers	$21,602,589	$12,256,774	$22,228,699	$13,165,563	$14,599,650
Other	208	135	216	154	185
Payments from investment adviser for other expenses agreement (See Note 3)	241,105	251,731	476,932	398,135	462,594
Total investment income	$21,843,902	$12,508,640	$22,705,847	$13,563,852	$15,062,429
Expenses
Distribution and service fees	$1,255,849	$451,131	$1,087,142	$630,112	$952,712
Shareholder servicing costs	636,452	323,841	671,307	441,653	624,752
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees' compensation	12,616	8,147	14,254	10,624	13,187
Custodian fee	24,895	8,795	14,759	11,693	14,192
Shareholder communications	27,907	13,929	18,551	17,064	19,957
Audit and tax fees	45,767	46,103	47,441	46,608	46,937
Legal fees	6,300	4,335	6,738	5,037	6,466
Registration fees	135,730	136,335	149,752	152,007	146,408
Miscellaneous	38,863	35,181	39,269	36,511	38,380
Total expenses	$2,201,879	$1,045,297	$2,066,713	$1,368,809	$1,880,491
Reduction of expenses by investment adviser and distributor	(965,930)	(592,754)	(981,358)	(737,085)	(925,258)
Net expenses	$1,235,949	$452,543	$1,085,355	$631,724	$955,233
Net investment income (loss)	$20,607,953	$12,056,097	$21,620,492	$12,932,128	$14,107,196
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$9,763,546	$3,650,927	$12,816,880	$1,664,523	$186,708
Capital gain distributions from affiliated issuers	3,413,009	2,446,141	7,371,202	7,167,737	11,420,176
Net realized gain (loss)	$13,176,555	$6,097,068	$20,188,082	$8,832,260	$11,606,884
Change in unrealized appreciation or depreciation
Affiliated issuers	$(1,933,335)	$3,542,215	$18,190,051	$35,450,809	$62,817,771
Net realized and unrealized gain (loss)	$11,243,220	$9,639,283	$38,378,133	$44,283,069	$74,424,655
Change in net assets from operations	$31,851,173	$21,695,380	$59,998,625	$57,215,197	$88,531,851
See Notes to Financial Statements

Statements of Operations – continued
Year ended 4/30/24	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Net investment income (loss)
Dividends from affiliated issuers	$8,379,639	$8,189,239	$5,311,224	$2,742,226	$221,956
Other	126	129	86	50	7
Payments from investment adviser for other expenses agreement (See Note 3)	338,990	342,555	244,293	114,429	8,096
Total investment income	$8,718,755	$8,531,923	$5,555,603	$2,856,705	$230,059
Expenses
Distribution and service fees	$532,656	$570,187	$377,723	$192,766	$17,246
Shareholder servicing costs	400,072	457,586	309,896	182,616	24,439
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees' compensation	9,321	9,766	7,066	4,674	3,008
Custodian fee	10,397	10,407	8,565	6,118	9,078
Shareholder communications	17,877	21,157	20,506	21,384	8,669
Audit and tax fees	46,604	46,238	47,099	45,803	40,281
Legal fees	4,661	4,739	3,977	3,256	2,621
Registration fees	139,285	142,362	136,626	132,932	110,886
Miscellaneous	35,737	36,326	34,158	32,800	30,576
Total expenses	$1,214,110	$1,316,268	$963,116	$639,849	$264,304
Reduction of expenses by investment adviser and distributor	(679,365)	(743,731)	(583,423)	(445,530)	(248,549)
Net expenses	$534,745	$572,537	$379,693	$194,319	$15,755
Net investment income (loss)	$8,184,010	$7,959,386	$5,175,910	$2,662,386	$214,304
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(491,970)	$(742,497)	$(1,087,207)	$(1,168,721)	$(184,944)
Capital gain distributions from affiliated issuers	7,938,712	8,777,762	5,697,128	2,943,171	239,505
Net realized gain (loss)	$7,446,742	$8,035,265	$4,609,921	$1,774,450	$54,561
Change in unrealized appreciation or depreciation
Affiliated issuers	$44,216,776	$48,872,649	$32,089,109	$17,278,975	$1,441,035
Net realized and unrealized gain (loss)	$51,663,518	$56,907,914	$36,699,030	$19,053,425	$1,495,596
Change in net assets from operations	$59,847,528	$64,867,300	$41,874,940	$21,715,811	$1,709,900
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 4/30/24	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Change in net assets
From operations
Net investment income (loss)	$20,607,953	$12,056,097	$21,620,492	$12,932,128	$14,107,196
Net realized gain (loss)	13,176,555	6,097,068	20,188,082	8,832,260	11,606,884
Net unrealized gain (loss)	(1,933,335)	3,542,215	18,190,051	35,450,809	62,817,771
Change in net assets from operations	$31,851,173	$21,695,380	$59,998,625	$57,215,197	$88,531,851
Total distributions to shareholders	$(28,125,348)	$(12,272,947)	$(29,656,475)	$(15,335,080)	$(24,513,935)
Change in net assets from fund share transactions	$(18,799,478)	$36,458,690	$62,708,566	$85,664,033	$89,772,806
Total change in net assets	$(15,073,653)	$45,881,123	$93,050,716	$127,544,150	$153,790,722
Net assets
At beginning of period	636,618,254	340,696,454	692,546,327	465,413,218	613,408,222
At end of period	$621,544,601	$386,577,577	$785,597,043	$592,957,368	$767,198,944
Year ended 4/30/24	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Change in net assets
From operations
Net investment income (loss)	$8,184,010	$7,959,386	$5,175,910	$2,662,386	$214,304
Net realized gain (loss)	7,446,742	8,035,265	4,609,921	1,774,450	54,561
Net unrealized gain (loss)	44,216,776	48,872,649	32,089,109	17,278,975	1,441,035
Change in net assets from operations	$59,847,528	$64,867,300	$41,874,940	$21,715,811	$1,709,900
Total distributions to shareholders	$(14,556,070)	$(16,711,959)	$(10,914,914)	$(5,206,962)	$(284,999)
Change in net assets from fund share transactions	$70,634,667	$86,207,259	$64,351,222	$49,691,500	$10,331,452
Total change in net assets	$115,926,125	$134,362,600	$95,311,248	$66,200,349	$11,756,353
Net assets
At beginning of period	391,495,826	413,552,351	262,499,933	126,590,985	6,470,440
At end of period	$507,421,951	$547,914,951	$357,811,181	$192,791,334	$18,226,793
See Notes to Financial Statements

Statements of Changes in Net Assets – continued
Year ended 4/30/23	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Change in net assets
From operations
Net investment income (loss)	$18,161,799	$11,392,010	$19,499,535	$12,818,067	$14,600,653
Net realized gain (loss)	(100,518)	(3,704,124)	2,917,991	(1,610,025)	3,044,892
Net unrealized gain (loss)	(22,937,228)	(10,090,882)	(23,165,272)	(9,512,686)	(12,416,154)
Change in net assets from operations	$(4,875,947)	$(2,402,996)	$(747,746)	$1,695,356	$5,229,391
Total distributions to shareholders	$(26,416,631)	$(22,163,547)	$(43,316,412)	$(30,687,283)	$(36,688,668)
Change in net assets from fund share transactions	$61,492,028	$(48,121,454)	$10,039,828	$20,701,169	$74,127,286
Total change in net assets	$30,199,450	$(72,687,997)	$(34,024,330)	$(8,290,758)	$42,668,009
Net assets
At beginning of period	606,418,804	413,384,451	726,570,657	473,703,976	570,740,213
At end of period	$636,618,254	$340,696,454	$692,546,327	$465,413,218	$613,408,222
Year ended 4/30/23	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Change in net assets
From operations
Net investment income (loss)	$9,126,249	$8,848,965	$5,313,556	$2,377,953	$59,989
Net realized gain (loss)	(478,646)	333,174	1,596,627	(332,483)	(44,542)
Net unrealized gain (loss)	(4,200,943)	(5,006,500)	(2,947,026)	367,905	151,974
Change in net assets from operations	$4,446,660	$4,175,639	$3,963,157	$2,413,375	$167,421
Total distributions to shareholders	$(23,863,536)	$(23,051,323)	$(13,845,443)	$(5,283,991)	$(97,000)
Change in net assets from fund share transactions	$59,452,667	$93,914,153	$68,216,706	$50,255,215	$5,202,100
Total change in net assets	$40,035,791	$75,038,469	$58,334,420	$47,384,599	$5,272,521
Net assets
At beginning of period	351,460,035	338,513,882	204,165,513	79,206,386	1,197,919
At end of period	$391,495,826	$413,552,351	$262,499,933	$126,590,985	$6,470,440
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS LIFETIME INCOME FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.94	$12.48	$13.84	$12.29	$12.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.35	$0.45	$0.23	$0.30
Net realized and unrealized gain (loss)	0.21	(0.40)	(1.01)	1.72	0.05
Total from investment operations	$0.59	$(0.05)	$(0.56)	$1.95	$0.35
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.29)	$(0.45)	$(0.27)	$(0.31)
From net realized gain	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.52)	$(0.49)	$(0.80)	$(0.40)	$(0.45)
Net asset value, end of period (x)	$12.01	$11.94	$12.48	$13.84	$12.29
Total return (%) (r)(s)(t)(x)	5.03	(0.28)	(4.52)	16.01	2.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.43	0.44	0.43	0.43	0.45
Expenses after expense reductions (h)	0.24	0.25	0.23	0.23	0.23
Net investment income (loss) (l)	3.17	2.90	3.28	1.77	2.37
Portfolio turnover	9	16	7	12	15
Net assets at end of period (000 omitted)	$186,276	$190,944	$166,307	$164,096	$124,123
	Year ended
Class B	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.94	$12.48	$13.84	$12.29	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.27	$0.33	$0.15	$0.20
Net realized and unrealized gain (loss)	0.22	(0.41)	(1.00)	1.70	0.04
Total from investment operations	$0.50	$(0.14)	$(0.67)	$1.85	$0.24
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.20)	$(0.34)	$(0.17)	$(0.21)
From net realized gain	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.43)	$(0.40)	$(0.69)	$(0.30)	$(0.35)
Net asset value, end of period (x)	$12.01	$11.94	$12.48	$13.84	$12.29
Total return (%) (r)(s)(t)(x)	4.25	(1.03)	(5.24)	15.16	1.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.19	1.18	1.19	1.20
Expenses after expense reductions (h)	1.00	1.00	0.98	0.98	0.98
Net investment income (loss) (l)	2.36	2.26	2.39	1.15	1.61
Portfolio turnover	9	16	7	12	15
Net assets at end of period (000 omitted)	$839	$1,647	$1,914	$3,347	$5,774
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class C	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.93	$12.47	$13.83	$12.28	$12.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.25	$0.34	$0.15	$0.20
Net realized and unrealized gain (loss)	0.22	(0.39)	(1.01)	1.70	0.04
Total from investment operations	$0.51	$(0.14)	$(0.67)	$1.85	$0.24
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.20)	$(0.34)	$(0.17)	$(0.21)
From net realized gain	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.43)	$(0.40)	$(0.69)	$(0.30)	$(0.35)
Net asset value, end of period (x)	$12.01	$11.93	$12.47	$13.83	$12.28
Total return (%) (r)(s)(t)(x)	4.34	(1.03)	(5.24)	15.17	1.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.20	1.18	1.19	1.20
Expenses after expense reductions (h)	0.99	1.00	0.98	0.98	0.98
Net investment income (loss) (l)	2.39	2.07	2.47	1.16	1.60
Portfolio turnover	9	16	7	12	15
Net assets at end of period (000 omitted)	$23,192	$39,244	$55,415	$81,542	$98,286
	Year ended
Class I	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.94	$12.48	$13.84	$12.29	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.41	$0.37	$0.49	$0.28	$0.33
Net realized and unrealized gain (loss)	0.22	(0.39)	(1.02)	1.70	0.04
Total from investment operations	$0.63	$(0.02)	$(0.53)	$1.98	$0.37
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.32)	$(0.48)	$(0.30)	$(0.34)
From net realized gain	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.55)	$(0.52)	$(0.83)	$(0.43)	$(0.48)
Net asset value, end of period (x)	$12.02	$11.94	$12.48	$13.84	$12.29
Total return (%) (r)(s)(t)(x)	5.38	(0.03)	(4.28)	16.30	2.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.19	0.18	0.18	0.20
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.41	3.11	3.58	2.14	2.61
Portfolio turnover	9	16	7	12	15
Net assets at end of period (000 omitted)	$41,571	$43,462	$45,108	$46,956	$34,513
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class R1	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.96	$12.49	$13.85	$12.30	$12.41
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.27	$0.36	$0.14	$0.20
Net realized and unrealized gain (loss)	0.22	(0.40)	(1.03)	1.71	0.04
Total from investment operations	$0.50	$(0.13)	$(0.67)	$1.85	$0.24
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.20)	$(0.34)	$(0.17)	$(0.21)
From net realized gain	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.43)	$(0.40)	$(0.69)	$(0.30)	$(0.35)
Net asset value, end of period (x)	$12.03	$11.96	$12.49	$13.85	$12.30
Total return (%) (r)(s)(t)(x)	4.25	(0.94)	(5.23)	15.15	1.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18	1.19	1.18	1.19	1.20
Expenses after expense reductions (h)	0.99	1.00	0.98	0.98	0.98
Net investment income (loss) (l)	2.38	2.22	2.61	1.08	1.58
Portfolio turnover	9	16	7	12	15
Net assets at end of period (000 omitted)	$2,703	$2,792	$1,779	$1,932	$2,493
	Year ended
Class R2	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.94	$12.48	$13.84	$12.29	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.34	$0.40	$0.21	$0.26
Net realized and unrealized gain (loss)	0.21	(0.42)	(1.00)	1.71	0.05
Total from investment operations	$0.56	$(0.08)	$(0.60)	$1.92	$0.31
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.26)	$(0.41)	$(0.24)	$(0.28)
From net realized gain	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.49)	$(0.46)	$(0.76)	$(0.37)	$(0.42)
Net asset value, end of period (x)	$12.01	$11.94	$12.48	$13.84	$12.29
Total return (%) (r)(s)(t)(x)	4.77	(0.53)	(4.76)	15.73	2.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69	0.69	0.68	0.69	0.70
Expenses after expense reductions (h)	0.49	0.50	0.48	0.48	0.48
Net investment income (loss) (l)	2.91	2.88	2.92	1.60	2.07
Portfolio turnover	9	16	7	12	15
Net assets at end of period (000 omitted)	$22,747	$27,337	$7,981	$10,823	$14,259
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class R3	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.94	$12.48	$13.84	$12.29	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.36	$0.43	$0.25	$0.30
Net realized and unrealized gain (loss)	0.21	(0.41)	(0.99)	1.70	0.04
Total from investment operations	$0.59	$(0.05)	$(0.56)	$1.95	$0.34
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.29)	$(0.45)	$(0.27)	$(0.31)
From net realized gain	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.52)	$(0.49)	$(0.80)	$(0.40)	$(0.45)
Net asset value, end of period (x)	$12.01	$11.94	$12.48	$13.84	$12.29
Total return (%) (r)(s)(t)(x)	5.03	(0.28)	(4.52)	16.01	2.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.43	0.44	0.43	0.43	0.45
Expenses after expense reductions (h)	0.24	0.25	0.23	0.23	0.23
Net investment income (loss) (l)	3.17	3.00	3.13	1.90	2.39
Portfolio turnover	9	16	7	12	15
Net assets at end of period (000 omitted)	$121,320	$120,218	$61,647	$75,909	$67,237
	Year ended
Class R4	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.94	$12.48	$13.84	$12.29	$12.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.40	$0.45	$0.28	$0.33
Net realized and unrealized gain (loss)	0.22	(0.42)	(0.98)	1.70	0.05
Total from investment operations	$0.62	$(0.02)	$(0.53)	$1.98	$0.38
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.32)	$(0.48)	$(0.30)	$(0.34)
From net realized gain	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.55)	$(0.52)	$(0.83)	$(0.43)	$(0.48)
Net asset value, end of period (x)	$12.01	$11.94	$12.48	$13.84	$12.29
Total return (%) (r)(s)(t)(x)	5.29	(0.03)	(4.28)	16.30	3.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.19	0.18	0.19	0.20
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.33	3.36	3.28	2.14	2.61
Portfolio turnover	9	16	7	12	15
Net assets at end of period (000 omitted)	$18,412	$26,707	$11,700	$31,138	$41,807
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class R6	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$11.98	$12.52	$13.88	$12.32	$12.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.42	$0.50	$0.30	$0.34
Net realized and unrealized gain (loss)	0.21	(0.43)	(1.02)	1.71	0.04
Total from investment operations	$0.64	$(0.01)	$(0.52)	$2.01	$0.38
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.33)	$(0.49)	$(0.32)	$(0.35)
From net realized gain	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.57)	$(0.53)	$(0.84)	$(0.45)	$(0.49)
Net asset value, end of period (x)	$12.05	$11.98	$12.52	$13.88	$12.32
Total return (%) (r)(s)(t)(x)	5.41	0.09	(4.18)	16.44	3.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.07	0.08	0.09	0.10	0.12
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.55	3.54	3.61	2.24	2.69
Portfolio turnover	9	16	7	12	15
Net assets at end of period (000 omitted)	$204,485	$184,269	$81,457	$87,750	$42,065
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.65	$13.38	$15.00	$12.75	$13.03
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.41	$0.35	$0.51	$0.25	$0.30
Net realized and unrealized gain (loss)	0.32	(0.40)	(1.09)	2.38	(0.11)
Total from investment operations	$0.73	$(0.05)	$(0.58)	$2.63	$0.19
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.32)	$(0.53)	$(0.26)	$(0.28)
From net realized gain	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$(0.41)	$(0.68)	$(1.04)	$(0.38)	$(0.47)
Net asset value, end of period (x)	$12.97	$12.65	$13.38	$15.00	$12.75
Total return (%) (r)(s)(t)(x)	5.77	(0.13)	(4.47)	20.70	1.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.48	0.46	0.47	0.51
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.23
Net investment income (loss) (l)	3.18	2.74	3.41	1.77	2.25
Portfolio turnover	17	18	14	24	18
Net assets at end of period (000 omitted)	$36,142	$23,748	$26,794	$29,637	$26,335
	Year ended
Class B	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.58	$13.29	$14.89	$12.64	$12.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.25	$0.40	$0.14	$0.20
Net realized and unrealized gain (loss)	0.34	(0.40)	(1.09)	2.36	(0.12)
Total from investment operations	$0.63	$(0.15)	$(0.69)	$2.50	$0.08
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.20)	$(0.40)	$(0.13)	$(0.18)
From net realized gain	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$(0.26)	$(0.56)	$(0.91)	$(0.25)	$(0.37)
Net asset value, end of period (x)	$12.95	$12.58	$13.29	$14.89	$12.64
Total return (%) (r)(s)(t)(x)	5.00	(0.95)	(5.15)	19.83	0.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.23	1.21	1.22	1.26
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	2.27	1.97	2.71	1.00	1.49
Portfolio turnover	17	18	14	24	18
Net assets at end of period (000 omitted)	$512	$799	$1,156	$1,447	$1,632
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Year ended
Class C	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.46	$13.20	$14.80	$12.58	$12.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.26	$0.40	$0.14	$0.19
Net realized and unrealized gain (loss)	0.33	(0.40)	(1.09)	2.35	(0.11)
Total from investment operations	$0.62	$(0.14)	$(0.69)	$2.49	$0.08
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.24)	$(0.40)	$(0.15)	$(0.17)
From net realized gain	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$(0.28)	$(0.60)	$(0.91)	$(0.27)	$(0.36)
Net asset value, end of period (x)	$12.80	$12.46	$13.20	$14.80	$12.58
Total return (%) (r)(s)(t)(x)	4.96	(0.88)	(5.19)	19.86	0.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.23	1.21	1.22	1.26
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.28	2.07	2.74	1.03	1.46
Portfolio turnover	17	18	14	24	18
Net assets at end of period (000 omitted)	$2,766	$3,478	$3,571	$4,618	$3,852
	Year ended
Class I	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.69	$13.43	$15.06	$12.79	$13.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.38	$0.55	$0.30	$0.33
Net realized and unrealized gain (loss)	0.35	(0.40)	(1.10)	2.38	(0.12)
Total from investment operations	$0.77	$(0.02)	$(0.55)	$2.68	$0.21
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.36)	$(0.57)	$(0.29)	$(0.31)
From net realized gain	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$(0.43)	$(0.72)	$(1.08)	$(0.41)	$(0.50)
Net asset value, end of period (x)	$13.03	$12.69	$13.43	$15.06	$12.79
Total return (%) (r)(s)(t)(x)	6.06	0.07	(4.26)	21.10	1.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.23	0.21	0.22	0.26
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.30	2.99	3.68	2.08	2.49
Portfolio turnover	17	18	14	24	18
Net assets at end of period (000 omitted)	$2,846	$2,724	$4,104	$3,131	$1,445
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Year ended
Class R1	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.70	$13.44	$15.04	$12.65	$12.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.26	$0.39	$0.09	$0.19
Net realized and unrealized gain (loss)	0.34	(0.41)	(1.09)	2.42	(0.12)
Total from investment operations	$0.64	$(0.15)	$(0.70)	$2.51	$0.07
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.23)	$(0.39)	$—	$(0.18)
From net realized gain	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$(0.30)	$(0.59)	$(0.90)	$(0.12)	$(0.37)
Net asset value, end of period (x)	$13.04	$12.70	$13.44	$15.04	$12.65
Total return (%) (r)(s)(t)(x)	4.99	(0.92)	(5.19)	19.86	0.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.23	1.21	1.23	1.26
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.31	2.02	2.61	0.67	1.46
Portfolio turnover	17	18	14	24	18
Net assets at end of period (000 omitted)	$333	$347	$310	$374	$1,902
	Year ended
Class R2	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.61	$13.35	$14.95	$12.69	$12.96
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.32	$0.47	$0.21	$0.25
Net realized and unrealized gain (loss)	0.35	(0.41)	(1.08)	2.37	(0.11)
Total from investment operations	$0.71	$(0.09)	$(0.61)	$2.58	$0.14
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.29)	$(0.48)	$(0.20)	$(0.22)
From net realized gain	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$(0.36)	$(0.65)	$(0.99)	$(0.32)	$(0.41)
Net asset value, end of period (x)	$12.96	$12.61	$13.35	$14.95	$12.69
Total return (%) (r)(s)(t)(x)	5.60	(0.48)	(4.64)	20.43	0.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.73	0.73	0.71	0.73	0.76
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	2.80	2.51	3.15	1.49	1.89
Portfolio turnover	17	18	14	24	18
Net assets at end of period (000 omitted)	$12,648	$14,322	$16,771	$21,994	$26,607
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Year ended
Class R3	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.63	$13.37	$14.98	$12.73	$13.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.35	$0.51	$0.25	$0.30
Net realized and unrealized gain (loss)	0.34	(0.41)	(1.08)	2.38	(0.12)
Total from investment operations	$0.73	$(0.06)	$(0.57)	$2.63	$0.18
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.32)	$(0.53)	$(0.26)	$(0.28)
From net realized gain	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$(0.40)	$(0.68)	$(1.04)	$(0.38)	$(0.47)
Net asset value, end of period (x)	$12.96	$12.63	$13.37	$14.98	$12.73
Total return (%) (r)(s)(t)(x)	5.76	(0.18)	(4.41)	20.74	1.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.48	0.46	0.47	0.51
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	3.07	2.75	3.43	1.80	2.25
Portfolio turnover	17	18	14	24	18
Net assets at end of period (000 omitted)	$106,722	$100,312	$109,420	$112,826	$95,013
	Year ended
Class R4	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.73	$13.47	$15.09	$12.81	$13.10
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.38	$0.52	$0.28	$0.33
Net realized and unrealized gain (loss)	0.36	(0.40)	(1.08)	2.40	(0.12)
Total from investment operations	$0.78	$(0.02)	$(0.56)	$2.68	$0.21
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.36)	$(0.55)	$(0.28)	$(0.31)
From net realized gain	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$(0.43)	$(0.72)	$(1.06)	$(0.40)	$(0.50)
Net asset value, end of period (x)	$13.08	$12.73	$13.47	$15.09	$12.81
Total return (%) (r)(s)(t)(x)	6.11	0.08	(4.26)	21.06	1.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.23	0.21	0.23	0.26
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.26	2.99	3.43	2.00	2.49
Portfolio turnover	17	18	14	24	18
Net assets at end of period (000 omitted)	$29,500	$36,419	$34,089	$82,037	$105,160
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Year ended
Class R6	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.73	$13.47	$15.09	$12.82	$13.10
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.43	$0.58	$0.32	$0.35
Net realized and unrealized gain (loss)	0.33	(0.43)	(1.10)	2.38	(0.12)
Total from investment operations	$0.78	$0.00	$(0.52)	$2.70	$0.23
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.38)	$(0.59)	$(0.31)	$(0.32)
From net realized gain	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$(0.45)	$(0.74)	$(1.10)	$(0.43)	$(0.51)
Net asset value, end of period (x)	$13.06	$12.73	$13.47	$15.09	$12.82
Total return (%) (r)(s)(t)(x)	6.12	0.24	(4.06)	21.17	1.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09	0.09	0.07	0.08	0.12
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.48	3.34	3.88	2.22	2.63
Portfolio turnover	17	18	14	24	18
Net assets at end of period (000 omitted)	$195,108	$158,548	$217,171	$228,469	$65,523
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.08	$16.03	$18.20	$14.61	$15.59
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.40	$0.72	$0.26	$0.32
Net realized and unrealized gain (loss)	0.79	(0.45)	(1.34)	3.96	(0.46)
Total from investment operations	$1.21	$(0.05)	$(0.62)	$4.22	$(0.14)
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.37)	$(0.73)	$(0.27)	$(0.32)
From net realized gain	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$(0.59)	$(0.90)	$(1.55)	$(0.63)	$(0.84)
Net asset value, end of period (x)	$15.70	$15.08	$16.03	$18.20	$14.61
Total return (%) (r)(s)(t)(x)	8.06	(0.02)	(4.25)	29.17	(1.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.45	0.44	0.44	0.46
Expenses after expense reductions (h)	0.25	0.25	0.25	0.24	0.24
Net investment income (loss) (l)	2.76	2.62	3.95	1.56	2.07
Portfolio turnover	14	18	15	27	18
Net assets at end of period (000 omitted)	$91,172	$78,198	$78,464	$81,398	$66,732
	Year ended
Class B	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$14.92	$15.82	$17.96	$14.41	$15.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.27	$0.55	$0.13	$0.20
Net realized and unrealized gain (loss)	0.77	(0.43)	(1.30)	3.91	(0.46)
Total from investment operations	$1.07	$(0.16)	$(0.75)	$4.04	$(0.26)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.21)	$(0.57)	$(0.13)	$(0.18)
From net realized gain	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$(0.44)	$(0.74)	$(1.39)	$(0.49)	$(0.70)
Net asset value, end of period (x)	$15.55	$14.92	$15.82	$17.96	$14.41
Total return (%) (r)(s)(t)(x)	7.19	(0.74)	(4.98)	28.24	(2.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.20	1.19	1.19	1.21
Expenses after expense reductions (h)	1.00	1.00	1.00	0.99	0.99
Net investment income (loss) (l)	1.95	1.82	3.09	0.82	1.29
Portfolio turnover	14	18	15	27	18
Net assets at end of period (000 omitted)	$2,224	$3,104	$4,398	$6,394	$6,495
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Year ended
Class C	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$14.78	$15.69	$17.84	$14.31	$15.27
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.26	$0.56	$0.14	$0.19
Net realized and unrealized gain (loss)	0.76	(0.42)	(1.30)	3.87	(0.44)
Total from investment operations	$1.06	$(0.16)	$(0.74)	$4.01	$(0.25)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.22)	$(0.59)	$(0.12)	$(0.19)
From net realized gain	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$(0.46)	$(0.75)	$(1.41)	$(0.48)	$(0.71)
Net asset value, end of period (x)	$15.38	$14.78	$15.69	$17.84	$14.31
Total return (%) (r)(s)(t)(x)	7.21	(0.76)	(4.97)	28.24	(2.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.20	1.19	1.19	1.21
Expenses after expense reductions (h)	1.00	1.00	1.00	0.99	0.99
Net investment income (loss) (l)	1.96	1.78	3.15	0.85	1.26
Portfolio turnover	14	18	15	27	18
Net assets at end of period (000 omitted)	$7,387	$8,025	$10,573	$12,826	$13,474
	Year ended
Class I	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.17	$16.12	$18.30	$14.69	$15.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.46	$0.43	$0.85	$0.31	$0.36
Net realized and unrealized gain (loss)	0.80	(0.45)	(1.43)	3.98	(0.46)
Total from investment operations	$1.26	$(0.02)	$(0.58)	$4.29	$(0.10)
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.40)	$(0.78)	$(0.32)	$(0.35)
From net realized gain	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$(0.62)	$(0.93)	$(1.60)	$(0.68)	$(0.87)
Net asset value, end of period (x)	$15.81	$15.17	$16.12	$18.30	$14.69
Total return (%) (r)(s)(t)(x)	8.35	0.23	(4.02)	29.48	(1.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.20	0.19	0.19	0.21
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.98	2.81	4.65	1.86	2.29
Portfolio turnover	14	18	15	27	18
Net assets at end of period (000 omitted)	$5,535	$6,146	$6,552	$6,274	$2,395
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Year ended
Class R1	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$14.97	$15.89	$18.05	$14.43	$15.42
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.28	$0.58	$0.11	$0.21
Net realized and unrealized gain (loss)	0.78	(0.44)	(1.34)	3.94	(0.46)
Total from investment operations	$1.08	$(0.16)	$(0.76)	$4.05	$(0.25)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.23)	$(0.58)	$(0.07)	$(0.22)
From net realized gain	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$(0.46)	$(0.76)	$(1.40)	$(0.43)	$(0.74)
Net asset value, end of period (x)	$15.59	$14.97	$15.89	$18.05	$14.43
Total return (%) (r)(s)(t)(x)	7.24	(0.73)	(5.00)	28.21	(2.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.20	1.19	1.20	1.21
Expenses after expense reductions (h)	1.00	1.00	1.00	0.99	1.00
Net investment income (loss) (l)	1.95	1.83	3.21	0.66	1.38
Portfolio turnover	14	18	15	27	18
Net assets at end of period (000 omitted)	$3,055	$3,347	$4,148	$5,636	$7,150
	Year ended
Class R2	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$14.94	$15.88	$18.04	$14.47	$15.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.35	$0.65	$0.20	$0.28
Net realized and unrealized gain (loss)	0.80	(0.44)	(1.31)	3.94	(0.46)
Total from investment operations	$1.17	$(0.09)	$(0.66)	$4.14	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.32)	$(0.68)	$(0.21)	$(0.26)
From net realized gain	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$(0.54)	$(0.85)	$(1.50)	$(0.57)	$(0.78)
Net asset value, end of period (x)	$15.57	$14.94	$15.88	$18.04	$14.47
Total return (%) (r)(s)(t)(x)	7.82	(0.26)	(4.50)	28.84	(1.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69	0.70	0.69	0.70	0.71
Expenses after expense reductions (h)	0.50	0.50	0.50	0.49	0.49
Net investment income (loss) (l)	2.45	2.33	3.64	1.24	1.78
Portfolio turnover	14	18	15	27	18
Net assets at end of period (000 omitted)	$35,220	$46,256	$51,968	$60,402	$66,342
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Year ended
Class R3	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.03	$15.98	$18.15	$14.57	$15.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.39	$0.69	$0.26	$0.32
Net realized and unrealized gain (loss)	0.79	(0.44)	(1.31)	3.95	(0.45)
Total from investment operations	$1.21	$(0.05)	$(0.62)	$4.21	$(0.13)
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.37)	$(0.73)	$(0.27)	$(0.32)
From net realized gain	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$(0.59)	$(0.90)	$(1.55)	$(0.63)	$(0.84)
Net asset value, end of period (x)	$15.65	$15.03	$15.98	$18.15	$14.57
Total return (%) (r)(s)(t)(x)	8.06	(0.01)	(4.27)	29.18	(1.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.45	0.44	0.44	0.46
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.73	2.59	3.84	1.58	2.06
Portfolio turnover	14	18	15	27	18
Net assets at end of period (000 omitted)	$220,766	$199,271	$196,297	$196,178	$158,189
	Year ended
Class R4	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.22	$16.17	$18.34	$14.70	$15.68
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.44	$0.44	$0.71	$0.30	$0.37
Net realized and unrealized gain (loss)	0.83	(0.46)	(1.29)	4.01	(0.48)
Total from investment operations	$1.27	$(0.02)	$(0.58)	$4.31	$(0.11)
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.40)	$(0.77)	$(0.31)	$(0.35)
From net realized gain	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$(0.62)	$(0.93)	$(1.59)	$(0.67)	$(0.87)
Net asset value, end of period (x)	$15.87	$15.22	$16.17	$18.34	$14.70
Total return (%) (r)(s)(t)(x)	8.36	0.24	(4.03)	29.58	(1.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.20	0.19	0.20	0.21
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.83	2.83	3.87	1.80	2.32
Portfolio turnover	14	18	15	27	18
Net assets at end of period (000 omitted)	$38,081	$59,570	$58,095	$123,740	$162,913
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Year ended
Class R6	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.20	$16.15	$18.33	$14.70	$15.68
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.49	$0.79	$0.34	$0.38
Net realized and unrealized gain (loss)	0.79	(0.48)	(1.35)	3.98	(0.47)
Total from investment operations	$1.28	$0.01	$(0.56)	$4.32	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.43)	$(0.80)	$(0.33)	$(0.37)
From net realized gain	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$(0.64)	$(0.96)	$(1.62)	$(0.69)	$(0.89)
Net asset value, end of period (x)	$15.84	$15.20	$16.15	$18.33	$14.70
Total return (%) (r)(s)(t)(x)	8.49	0.40	(3.92)	29.71	(1.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06	0.06	0.05	0.06	0.08
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.14	3.17	4.34	2.01	2.44
Portfolio turnover	14	18	15	27	18
Net assets at end of period (000 omitted)	$382,157	$288,629	$316,077	$300,098	$116,212
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.67	$16.63	$18.63	$13.79	$14.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.38	$0.88	$0.23	$0.29
Net realized and unrealized gain (loss)	1.36	(0.40)	(1.44)	5.04	(0.85)
Total from investment operations	$1.73	$(0.02)	$(0.56)	$5.27	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.37)	$(0.86)	$(0.23)	$(0.29)
From net realized gain	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$(0.44)	$(0.94)	$(1.44)	$(0.43)	$(0.59)
Net asset value, end of period (x)	$16.96	$15.67	$16.63	$18.63	$13.79
Total return (%) (r)(s)(t)(x)	11.13	0.27	(3.84)	38.48	(4.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46	0.47	0.47	0.48	0.52
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.29	2.44	4.67	1.41	1.96
Portfolio turnover	11	24	18	28	13
Net assets at end of period (000 omitted)	$42,511	$32,421	$29,272	$27,770	$20,382
	Year ended
Class B	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.59	$16.52	$18.50	$13.70	$14.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.26	$0.69	$0.11	$0.17
Net realized and unrealized gain (loss)	1.36	(0.39)	(1.39)	4.99	(0.85)
Total from investment operations	$1.59	$(0.13)	$(0.70)	$5.10	$(0.68)
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.23)	$(0.70)	$(0.10)	$(0.16)
From net realized gain	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$(0.27)	$(0.80)	$(1.28)	$(0.30)	$(0.46)
Net asset value, end of period (x)	$16.91	$15.59	$16.52	$18.50	$13.70
Total return (%) (r)(s)(t)(x)	10.24	(0.48)	(4.53)	37.44	(4.98)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22	1.22	1.22	1.23	1.27
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.43	1.66	3.72	0.65	1.12
Portfolio turnover	11	24	18	28	13
Net assets at end of period (000 omitted)	$697	$1,067	$1,370	$1,597	$1,387
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Year ended
Class C	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.42	$16.40	$18.38	$13.62	$14.78
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.27	$0.69	$0.10	$0.19
Net realized and unrealized gain (loss)	1.33	(0.41)	(1.37)	4.97	(0.87)
Total from investment operations	$1.57	$(0.14)	$(0.68)	$5.07	$(0.68)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.27)	$(0.72)	$(0.11)	$(0.18)
From net realized gain	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$(0.33)	$(0.84)	$(1.30)	$(0.31)	$(0.48)
Net asset value, end of period (x)	$16.66	$15.42	$16.40	$18.38	$13.62
Total return (%) (r)(s)(t)(x)	10.27	(0.55)	(4.50)	37.40	(4.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21	1.22	1.22	1.23	1.27
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	1.52	1.74	3.72	0.63	1.26
Portfolio turnover	11	24	18	28	13
Net assets at end of period (000 omitted)	$5,285	$4,272	$3,413	$3,514	$2,632
	Year ended
Class I	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.72	$16.69	$18.68	$13.82	$14.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.45	$0.88	$0.27	$0.32
Net realized and unrealized gain (loss)	1.36	(0.44)	(1.38)	5.05	(0.85)
Total from investment operations	$1.78	$0.01	$(0.50)	$5.32	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.41)	$(0.91)	$(0.26)	$(0.32)
From net realized gain	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$(0.48)	$(0.98)	$(1.49)	$(0.46)	$(0.62)
Net asset value, end of period (x)	$17.02	$15.72	$16.69	$18.68	$13.82
Total return (%) (r)(s)(t)(x)	11.44	0.48	(3.55)	38.83	(4.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21	0.22	0.22	0.23	0.27
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.54	2.83	4.69	1.66	2.17
Portfolio turnover	11	24	18	28	13
Net assets at end of period (000 omitted)	$8,302	$1,953	$1,365	$1,267	$714
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Year ended
Class R1	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.61	$16.59	$18.59	$13.70	$14.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.26	$0.72	$(0.01)	$0.15
Net realized and unrealized gain (loss)	1.35	(0.40)	(1.42)	5.10	(0.84)
Total from investment operations	$1.59	$(0.14)	$(0.70)	$5.09	$(0.69)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.27)	$(0.72)	$—	$(0.14)
From net realized gain	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$(0.32)	$(0.84)	$(1.30)	$(0.20)	$(0.44)
Net asset value, end of period (x)	$16.88	$15.61	$16.59	$18.59	$13.70
Total return (%) (r)(s)(t)(x)	10.25	(0.50)	(4.52)	37.27	(5.01)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21	1.22	1.22	1.24	1.27
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.46	1.64	3.84	(0.05)	1.00
Portfolio turnover	11	24	18	28	13
Net assets at end of period (000 omitted)	$1,229	$998	$932	$470	$1,835
	Year ended
Class R2	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.68	$16.64	$18.61	$13.75	$14.89
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.34	$0.75	$0.16	$0.23
Net realized and unrealized gain (loss)	1.37	(0.41)	(1.35)	5.04	(0.84)
Total from investment operations	$1.69	$(0.07)	$(0.60)	$5.20	$(0.61)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.32)	$(0.79)	$(0.14)	$(0.23)
From net realized gain	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$(0.39)	$(0.89)	$(1.37)	$(0.34)	$(0.53)
Net asset value, end of period (x)	$16.98	$15.68	$16.64	$18.61	$13.75
Total return (%) (r)(s)(t)(x)	10.85	(0.05)	(4.01)	38.06	(4.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.72	0.72	0.72	0.74	0.77
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.98	2.19	4.01	0.97	1.58
Portfolio turnover	11	24	18	28	13
Net assets at end of period (000 omitted)	$14,018	$14,659	$17,075	$20,783	$26,572
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Year ended
Class R3	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.69	$16.65	$18.64	$13.80	$14.96
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.38	$0.83	$0.23	$0.30
Net realized and unrealized gain (loss)	1.38	(0.40)	(1.38)	5.04	(0.87)
Total from investment operations	$1.74	$(0.02)	$(0.55)	$5.27	$(0.57)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.37)	$(0.86)	$(0.23)	$(0.29)
From net realized gain	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$(0.44)	$(0.94)	$(1.44)	$(0.43)	$(0.59)
Net asset value, end of period (x)	$16.99	$15.69	$16.65	$18.64	$13.80
Total return (%) (r)(s)(t)(x)	11.14	0.24	(3.81)	38.44	(4.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46	0.47	0.47	0.48	0.52
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.24	2.41	4.41	1.40	2.00
Portfolio turnover	11	24	18	28	13
Net assets at end of period (000 omitted)	$177,887	$140,851	$142,758	$141,555	$96,287
	Year ended
Class R4	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.81	$16.78	$18.76	$13.87	$15.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.42	$0.78	$0.25	$0.33
Net realized and unrealized gain (loss)	1.45	(0.41)	(1.29)	5.09	(0.86)
Total from investment operations	$1.80	$0.01	$(0.51)	$5.34	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.41)	$(0.89)	$(0.25)	$(0.32)
From net realized gain	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$(0.46)	$(0.98)	$(1.47)	$(0.45)	$(0.62)
Net asset value, end of period (x)	$17.15	$15.81	$16.78	$18.76	$13.87
Total return (%) (r)(s)(t)(x)	11.45	0.44	(3.56)	38.82	(4.01)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22	0.22	0.22	0.23	0.27
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.16	2.65	4.12	1.56	2.22
Portfolio turnover	11	24	18	28	13
Net assets at end of period (000 omitted)	$27,498	$45,521	$39,766	$89,097	$120,415
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Year ended
Class R6	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.80	$16.77	$18.76	$13.87	$15.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.44	$0.50	$0.94	$0.31	$0.35
Net realized and unrealized gain (loss)	1.38	(0.47)	(1.42)	5.07	(0.86)
Total from investment operations	$1.82	$0.03	$(0.48)	$5.38	$(0.51)
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.43)	$(0.93)	$(0.29)	$(0.34)
From net realized gain	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$(0.50)	$(1.00)	$(1.51)	$(0.49)	$(0.64)
Net asset value, end of period (x)	$17.12	$15.80	$16.77	$18.76	$13.87
Total return (%) (r)(s)(t)(x)	11.59	0.61	(3.42)	39.08	(3.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.07	0.07	0.07	0.09	0.12
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.66	3.13	4.97	1.86	2.35
Portfolio turnover	11	24	18	28	13
Net assets at end of period (000 omitted)	$315,531	$223,670	$237,753	$206,449	$62,093
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.01	$18.03	$20.33	$14.79	$16.46
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.39	$0.94	$0.21	$0.30
Net realized and unrealized gain (loss)	1.91	(0.39)	(1.48)	5.86	(1.02)
Total from investment operations	$2.25	$0.00(w)	$(0.54)	$6.07	$(0.72)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.39)	$(0.97)	$(0.22)	$(0.30)
From net realized gain	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$(0.61)	$(1.02)	$(1.76)	$(0.53)	$(0.95)
Net asset value, end of period (x)	$18.65	$17.01	$18.03	$20.33	$14.79
Total return (%) (r)(s)(t)(x)	13.33	0.39	(3.60)	41.38	(5.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.46	0.45	0.46	0.49
Expenses after expense reductions (h)	0.25	0.25	0.25	0.24	0.24
Net investment income (loss) (l)	1.89	2.29	4.60	1.21	1.86
Portfolio turnover	9	18	14	27	13
Net assets at end of period (000 omitted)	$67,188	$51,443	$50,245	$56,524	$41,909
	Year ended
Class B	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.93	$17.92	$20.20	$14.68	$16.34
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.26	$0.78	$0.08	$0.17
Net realized and unrealized gain (loss)	1.93	(0.39)	(1.48)	5.81	(1.01)
Total from investment operations	$2.11	$(0.13)	$(0.70)	$5.89	$(0.84)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.23)	$(0.79)	$(0.06)	$(0.17)
From net realized gain	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$(0.43)	$(0.86)	$(1.58)	$(0.37)	$(0.82)
Net asset value, end of period (x)	$18.61	$16.93	$17.92	$20.20	$14.68
Total return (%) (r)(s)(t)(x)	12.50	(0.40)	(4.34)	40.36	(5.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.21	1.20	1.21	1.24
Expenses after expense reductions (h)	1.00	1.00	1.00	0.99	0.99
Net investment income (loss) (l)	1.04	1.52	3.85	0.44	1.05
Portfolio turnover	9	18	14	27	13
Net assets at end of period (000 omitted)	$1,381	$1,972	$2,641	$3,527	$3,577
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Year ended
Class C	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.64	$17.64	$19.94	$14.48	$16.13
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.26	$0.77	$0.08	$0.16
Net realized and unrealized gain (loss)	1.86	(0.37)	(1.46)	5.73	(0.99)
Total from investment operations	$2.06	$(0.11)	$(0.69)	$5.81	$(0.83)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.26)	$(0.82)	$(0.04)	$(0.17)
From net realized gain	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$(0.47)	$(0.89)	$(1.61)	$(0.35)	$(0.82)
Net asset value, end of period (x)	$18.23	$16.64	$17.64	$19.94	$14.48
Total return (%) (r)(s)(t)(x)	12.46	(0.30)	(4.40)	40.39	(5.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.21	1.20	1.22	1.24
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.13	1.57	3.84	0.48	1.03
Portfolio turnover	9	18	14	27	13
Net assets at end of period (000 omitted)	$6,208	$6,747	$7,809	$8,727	$9,202
	Year ended
Class I	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.15	$18.17	$20.49	$14.91	$16.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.47	$1.04	$0.28	$0.32
Net realized and unrealized gain (loss)	1.91	(0.42)	(1.54)	5.88	(1.00)
Total from investment operations	$2.31	$0.05	$(0.50)	$6.16	$(0.68)
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.44)	$(1.03)	$(0.27)	$(0.33)
From net realized gain	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$(0.65)	$(1.07)	$(1.82)	$(0.58)	$(0.98)
Net asset value, end of period (x)	$18.81	$17.15	$18.17	$20.49	$14.91
Total return (%) (r)(s)(t)(x)	13.60	0.68	(3.41)	41.67	(4.81)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20	0.21	0.20	0.21	0.24
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.19	2.75	5.06	1.57	1.92
Portfolio turnover	9	18	14	27	13
Net assets at end of period (000 omitted)	$13,391	$7,846	$5,129	$3,870	$1,201
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Year ended
Class R1	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.84	$17.82	$20.13	$14.61	$16.27
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.25	$0.79	$0.05	$0.16
Net realized and unrealized gain (loss)	1.90	(0.37)	(1.48)	5.81	(1.00)
Total from investment operations	$2.09	$(0.12)	$(0.69)	$5.86	$(0.84)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.23)	$(0.83)	$(0.03)	$(0.17)
From net realized gain	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$(0.47)	$(0.86)	$(1.62)	$(0.34)	$(0.82)
Net asset value, end of period (x)	$18.46	$16.84	$17.82	$20.13	$14.61
Total return (%) (r)(s)(t)(x)	12.46	(0.35)	(4.36)	40.32	(5.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.21	1.20	1.22	1.24
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.07	1.46	3.90	0.29	1.01
Portfolio turnover	9	18	14	27	13
Net assets at end of period (000 omitted)	$3,012	$3,063	$4,001	$3,965	$4,153
	Year ended
Class R2	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.90	$17.91	$20.21	$14.70	$16.34
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.34	$0.87	$0.16	$0.24
Net realized and unrealized gain (loss)	1.91	(0.38)	(1.46)	5.82	(0.99)
Total from investment operations	$2.19	$(0.04)	$(0.59)	$5.98	$(0.75)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.34)	$(0.92)	$(0.16)	$(0.24)
From net realized gain	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$(0.56)	$(0.97)	$(1.71)	$(0.47)	$(0.89)
Net asset value, end of period (x)	$18.53	$16.90	$17.91	$20.21	$14.70
Total return (%) (r)(s)(t)(x)	13.03	0.14	(3.89)	40.98	(5.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.70	0.71	0.70	0.72	0.74
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.59	2.00	4.26	0.90	1.49
Portfolio turnover	9	18	14	27	13
Net assets at end of period (000 omitted)	$40,651	$40,810	$44,155	$53,097	$48,086
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Year ended
Class R3	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.00	$18.02	$20.33	$14.80	$16.46
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.39	$0.94	$0.22	$0.30
Net realized and unrealized gain (loss)	1.92	(0.39)	(1.48)	5.84	(1.01)
Total from investment operations	$2.25	$0.00(w)	$(0.54)	$6.06	$(0.71)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.39)	$(0.98)	$(0.22)	$(0.30)
From net realized gain	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$(0.61)	$(1.02)	$(1.77)	$(0.53)	$(0.95)
Net asset value, end of period (x)	$18.64	$17.00	$18.02	$20.33	$14.80
Total return (%) (r)(s)(t)(x)	13.31	0.39	(3.63)	41.32	(5.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.46	0.45	0.46	0.49
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.86	2.27	4.60	1.26	1.82
Portfolio turnover	9	18	14	27	13
Net assets at end of period (000 omitted)	$215,273	$176,070	$171,589	$156,544	$104,521
	Year ended
Class R4	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.24	$18.26	$20.56	$14.94	$16.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.43	$0.91	$0.25	$0.34
Net realized and unrealized gain (loss)	1.97	(0.39)	(1.40)	5.93	(1.02)
Total from investment operations	$2.32	$0.04	$(0.49)	$6.18	$(0.68)
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.43)	$(1.02)	$(0.25)	$(0.34)
From net realized gain	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$(0.64)	$(1.06)	$(1.81)	$(0.56)	$(0.99)
Net asset value, end of period (x)	$18.92	$17.24	$18.26	$20.56	$14.94
Total return (%) (r)(s)(t)(x)	13.58	0.64	(3.38)	41.74	(4.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20	0.21	0.20	0.22	0.24
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.95	2.50	4.36	1.40	2.07
Portfolio turnover	9	18	14	27	13
Net assets at end of period (000 omitted)	$41,884	$51,695	$41,621	$105,822	$144,006
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Year ended
Class R6	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.22	$18.24	$20.55	$14.94	$16.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.41	$0.51	$1.06	$0.31	$0.36
Net realized and unrealized gain (loss)	1.93	(0.44)	(1.52)	5.89	(1.02)
Total from investment operations	$2.34	$0.07	$(0.46)	$6.20	$(0.66)
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.46)	$(1.06)	$(0.28)	$(0.36)
From net realized gain	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$(0.67)	$(1.09)	$(1.85)	$(0.59)	$(1.01)
Net asset value, end of period (x)	$18.89	$17.22	$18.24	$20.55	$14.94
Total return (%) (r)(s)(t)(x)	13.72	0.80	(3.24)	41.92	(4.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06	0.07	0.06	0.08	0.10
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.30	2.98	5.12	1.69	2.20
Portfolio turnover	9	18	14	27	13
Net assets at end of period (000 omitted)	$378,212	$273,761	$243,550	$221,571	$77,824
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.73	$17.72	$19.84	$14.08	$15.53
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.36	$0.97	$0.19	$0.28
Net realized and unrealized gain (loss)	2.01	(0.36)	(1.46)	5.97	(1.12)
Total from investment operations	$2.31	$0.00	$(0.49)	$6.16	$(0.84)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.36)	$(0.98)	$(0.19)	$(0.27)
From net realized gain	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$(0.55)	$(0.99)	$(1.63)	$(0.40)	$(0.61)
Net asset value, end of period (x)	$18.49	$16.73	$17.72	$19.84	$14.08
Total return (%) (r)(s)(t)(x)	13.87	0.37	(3.41)	44.10	(5.93)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.50	0.49	0.51	0.57
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.69	2.14	4.83	1.09	1.78
Portfolio turnover	9	23	18	30	8
Net assets at end of period (000 omitted)	$34,162	$23,665	$19,763	$18,980	$11,409
	Year ended
Class B	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.64	$17.60	$19.71	$14.00	$15.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.23	$0.79	$0.05	$0.14
Net realized and unrealized gain (loss)	2.01	(0.35)	(1.44)	5.93	(1.10)
Total from investment operations	$2.15	$(0.12)	$(0.65)	$5.98	$(0.96)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.21)	$(0.81)	$(0.06)	$(0.13)
From net realized gain	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$(0.37)	$(0.84)	$(1.46)	$(0.27)	$(0.47)
Net asset value, end of period (x)	$18.42	$16.64	$17.60	$19.71	$14.00
Total return (%) (r)(s)(t)(x)	12.99	(0.36)	(4.13)	42.95	(6.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.25	1.24	1.26	1.32
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.80	1.39	3.98	0.30	0.89
Portfolio turnover	9	23	18	30	8
Net assets at end of period (000 omitted)	$435	$676	$736	$930	$724
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Year ended
Class C	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.49	$17.50	$19.62	$13.91	$15.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.25	$0.78	$0.05	$0.16
Net realized and unrealized gain (loss)	1.98	(0.38)	(1.42)	5.90	(1.11)
Total from investment operations	$2.13	$(0.13)	$(0.64)	$5.95	$(0.95)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.25)	$(0.83)	$(0.03)	$(0.15)
From net realized gain	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$(0.42)	$(0.88)	$(1.48)	$(0.24)	$(0.49)
Net asset value, end of period (x)	$18.20	$16.49	$17.50	$19.62	$13.91
Total return (%) (r)(s)(t)(x)	12.99	(0.38)	(4.13)	43.01	(6.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.25	1.24	1.27	1.32
Expenses after expense reductions (h)	1.00	1.00	1.00	0.99	0.97
Net investment income (loss) (l)	0.88	1.52	3.93	0.30	1.02
Portfolio turnover	9	23	18	30	8
Net assets at end of period (000 omitted)	$3,204	$2,642	$2,027	$1,943	$1,960
	Year ended
Class I	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.84	$17.82	$19.94	$14.15	$15.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.39	$1.01	$0.24	$0.31
Net realized and unrealized gain (loss)	2.01	(0.35)	(1.45)	6.00	(1.12)
Total from investment operations	$2.36	$0.04	$(0.44)	$6.24	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.39)	$(1.03)	$(0.24)	$(0.30)
From net realized gain	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$(0.59)	$(1.02)	$(1.68)	$(0.45)	$(0.64)
Net asset value, end of period (x)	$18.61	$16.84	$17.82	$19.94	$14.15
Total return (%) (r)(s)(t)(x)	14.11	0.66	(3.17)	44.43	(5.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22	0.25	0.24	0.25	0.32
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.98	2.32	5.03	1.37	2.01
Portfolio turnover	9	23	18	30	8
Net assets at end of period (000 omitted)	$11,779	$3,190	$2,458	$2,145	$395
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Year ended
Class R1	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.68	$17.67	$19.74	$13.97	$15.41
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.23	$0.69	$(0.04)	$0.15
Net realized and unrealized gain (loss)	2.00	(0.35)	(1.34)	6.02	(1.11)
Total from investment operations	$2.15	$(0.12)	$(0.65)	$5.98	$(0.96)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.24)	$(0.77)	$—	$(0.14)
From net realized gain	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$(0.42)	$(0.87)	$(1.42)	$(0.21)	$(0.48)
Net asset value, end of period (x)	$18.41	$16.68	$17.67	$19.74	$13.97
Total return (%) (r)(s)(t)(x)	12.93	(0.36)	(4.13)	42.98	(6.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.25	1.24	1.28	1.32
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.85	1.39	3.47	(0.25)	0.98
Portfolio turnover	9	23	18	30	8
Net assets at end of period (000 omitted)	$636	$522	$398	$552	$995
	Year ended
Class R2	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.68	$17.66	$19.75	$14.00	$15.42
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.31	$0.84	$0.11	$0.20
Net realized and unrealized gain (loss)	2.02	(0.36)	(1.38)	5.96	(1.07)
Total from investment operations	$2.25	$(0.05)	$(0.54)	$6.07	$(0.87)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.30)	$(0.90)	$(0.11)	$(0.21)
From net realized gain	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$(0.48)	$(0.93)	$(1.55)	$(0.32)	$(0.55)
Net asset value, end of period (x)	$18.45	$16.68	$17.66	$19.75	$14.00
Total return (%) (r)(s)(t)(x)	13.59	0.09	(3.62)	43.65	(6.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.73	0.75	0.74	0.77	0.82
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.32	1.84	4.21	0.67	1.31
Portfolio turnover	9	23	18	30	8
Net assets at end of period (000 omitted)	$9,755	$10,413	$11,276	$15,161	$17,299
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Year ended
Class R3	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.72	$17.70	$19.82	$14.07	$15.52
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.36	$0.92	$0.18	$0.27
Net realized and unrealized gain (loss)	2.01	(0.36)	(1.41)	5.97	(1.11)
Total from investment operations	$2.30	$0.00	$(0.49)	$6.15	$(0.84)
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.35)	$(0.98)	$(0.19)	$(0.27)
From net realized gain	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$(0.54)	$(0.98)	$(1.63)	$(0.40)	$(0.61)
Net asset value, end of period (x)	$18.48	$16.72	$17.70	$19.82	$14.07
Total return (%) (r)(s)(t)(x)	13.85	0.39	(3.42)	44.05	(5.93)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.50	0.49	0.51	0.57
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.64	2.13	4.61	1.08	1.77
Portfolio turnover	9	23	18	30	8
Net assets at end of period (000 omitted)	$165,730	$129,497	$127,223	$109,034	$69,136
	Year ended
Class R4	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.86	$17.84	$19.94	$14.14	$15.58
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.40	$0.85	$0.21	$0.32
Net realized and unrealized gain (loss)	2.07	(0.36)	(1.30)	6.02	(1.12)
Total from investment operations	$2.36	$0.04	$(0.45)	$6.23	$(0.80)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.39)	$(1.00)	$(0.22)	$(0.30)
From net realized gain	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$(0.57)	$(1.02)	$(1.65)	$(0.43)	$(0.64)
Net asset value, end of period (x)	$18.65	$16.86	$17.84	$19.94	$14.14
Total return (%) (r)(s)(t)(x)	14.11	0.64	(3.17)	44.39	(5.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.25	0.24	0.27	0.32
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.63	2.38	4.18	1.23	2.04
Portfolio turnover	9	23	18	30	8
Net assets at end of period (000 omitted)	$20,246	$23,492	$20,668	$68,489	$90,453
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Year ended
Class R6	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.84	$17.82	$19.93	$14.14	$15.58
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.50	$1.05	$0.27	$0.33
Net realized and unrealized gain (loss)	2.02	(0.43)	(1.46)	5.98	(1.11)
Total from investment operations	$2.38	$0.07	$(0.41)	$6.25	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.42)	$(1.05)	$(0.25)	$(0.32)
From net realized gain	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$(0.60)	$(1.05)	$(1.70)	$(0.46)	$(0.66)
Net asset value, end of period (x)	$18.62	$16.84	$17.82	$19.93	$14.14
Total return (%) (r)(s)(t)(x)	14.27	0.82	(2.99)	44.58	(5.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.08	0.10	0.09	0.11	0.17
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.03	2.99	5.23	1.56	2.14
Portfolio turnover	9	23	18	30	8
Net assets at end of period (000 omitted)	$261,476	$197,399	$166,911	$140,992	$37,856
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$20.09	$21.30	$23.98	$16.99	$18.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.43	$1.17	$0.22	$0.32
Net realized and unrealized gain (loss)	2.51	(0.44)	(1.73)	7.23	(1.33)
Total from investment operations	$2.83	$(0.01)	$(0.56)	$7.45	$(1.01)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.44)	$(1.18)	$(0.23)	$(0.32)
From net realized gain	(0.40)	(0.76)	(0.94)	(0.23)	(0.48)
Total distributions declared to shareholders	$(0.71)	$(1.20)	$(2.12)	$(0.46)	$(0.80)
Net asset value, end of period (x)	$22.21	$20.09	$21.30	$23.98	$16.99
Total return (%) (r)(s)(t)(x)	14.17	0.34	(3.36)	44.17	(5.93)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.50	0.50	0.51	0.57
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.51	2.12	4.85	1.08	1.74
Portfolio turnover	7	21	17	24	8
Net assets at end of period (000 omitted)	$37,887	$27,752	$22,761	$22,708	$14,315
	Year ended
Class B	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$19.80	$20.96	$23.62	$16.75	$18.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.26	$0.95	$0.06	$0.18
Net realized and unrealized gain (loss)	2.51	(0.40)	(1.70)	7.11	(1.32)
Total from investment operations	$2.63	$(0.14)	$(0.75)	$7.17	$(1.14)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.26)	$(0.97)	$(0.07)	$(0.18)
From net realized gain	(0.40)	(0.76)	(0.94)	(0.23)	(0.48)
Total distributions declared to shareholders	$(0.47)	$(1.02)	$(1.91)	$(0.30)	$(0.66)
Net asset value, end of period (x)	$21.96	$19.80	$20.96	$23.62	$16.75
Total return (%) (r)(s)(t)(x)	13.32	(0.37)	(4.11)	43.04	(6.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.25	1.25	1.26	1.32
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.57	1.30	3.98	0.32	0.97
Portfolio turnover	7	21	17	24	8
Net assets at end of period (000 omitted)	$650	$987	$1,265	$1,727	$1,359
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Year ended
Class C	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$19.63	$20.83	$23.49	$16.65	$18.45
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.28	$0.91	$0.06	$0.17
Net realized and unrealized gain (loss)	2.46	(0.43)	(1.65)	7.08	(1.31)
Total from investment operations	$2.60	$(0.15)	$(0.74)	$7.14	$(1.14)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.98)	$(0.07)	$(0.18)
From net realized gain	(0.40)	(0.76)	(0.94)	(0.23)	(0.48)
Total distributions declared to shareholders	$(0.55)	$(1.05)	$(1.92)	$(0.30)	$(0.66)
Net asset value, end of period (x)	$21.68	$19.63	$20.83	$23.49	$16.65
Total return (%) (r)(s)(t)(x)	13.33	(0.37)	(4.11)	43.12	(6.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.25	1.25	1.26	1.32
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.69	1.42	3.85	0.31	0.94
Portfolio turnover	7	21	17	24	8
Net assets at end of period (000 omitted)	$4,204	$3,521	$3,223	$3,898	$3,029
	Year ended
Class I	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$20.10	$21.27	$23.95	$16.97	$18.78
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.60	$1.18	$0.28	$0.41
Net realized and unrealized gain (loss)	2.53	(0.56)	(1.68)	7.21	(1.37)
Total from investment operations	$2.89	$0.04	$(0.50)	$7.49	$(0.96)
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.45)	$(1.24)	$(0.28)	$(0.37)
From net realized gain	(0.40)	(0.76)	(0.94)	(0.23)	(0.48)
Total distributions declared to shareholders	$(0.76)	$(1.21)	$(2.18)	$(0.51)	$(0.85)
Net asset value, end of period (x)	$22.23	$20.10	$21.27	$23.95	$16.97
Total return (%) (r)(s)(t)(x)	14.46	0.60	(3.14)	44.49	(5.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.25	0.25	0.26	0.32
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.68	3.00	4.92	1.36	2.23
Portfolio turnover	7	21	17	24	8
Net assets at end of period (000 omitted)	$7,824	$2,425	$1,445	$1,033	$354
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Year ended
Class R1	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$19.72	$20.91	$23.59	$16.67	$18.46
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.29	$0.95	$(0.04)	$0.16
Net realized and unrealized gain (loss)	2.46	(0.44)	(1.69)	7.20	(1.30)
Total from investment operations	$2.61	$(0.15)	$(0.74)	$7.16	$(1.14)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.28)	$(1.00)	$—	$(0.17)
From net realized gain	(0.40)	(0.76)	(0.94)	(0.24)	(0.48)
Total distributions declared to shareholders	$(0.55)	$(1.04)	$(1.94)	$(0.24)	$(0.65)
Net asset value, end of period (x)	$21.78	$19.72	$20.91	$23.59	$16.67
Total return (%) (r)(s)(t)(x)	13.32	(0.37)	(4.08)	43.08	(6.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.25	1.25	1.28	1.32
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.73	1.49	4.02	(0.21)	0.90
Portfolio turnover	7	21	17	24	8
Net assets at end of period (000 omitted)	$826	$680	$731	$695	$1,184
	Year ended
Class R2	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$19.86	$21.06	$23.70	$16.79	$18.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.36	$1.00	$0.15	$0.26
Net realized and unrealized gain (loss)	2.50	(0.42)	(1.62)	7.15	(1.30)
Total from investment operations	$2.74	$(0.06)	$(0.62)	$7.30	$(1.04)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.38)	$(1.08)	$(0.15)	$(0.24)
From net realized gain	(0.40)	(0.76)	(0.94)	(0.24)	(0.48)
Total distributions declared to shareholders	$(0.63)	$(1.14)	$(2.02)	$(0.39)	$(0.72)
Net asset value, end of period (x)	$21.97	$19.86	$21.06	$23.70	$16.79
Total return (%) (r)(s)(t)(x)	13.89	0.07	(3.59)	43.72	(6.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.73	0.75	0.75	0.77	0.82
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.14	1.82	4.18	0.72	1.41
Portfolio turnover	7	21	17	24	8
Net assets at end of period (000 omitted)	$15,982	$18,388	$19,078	$28,781	$26,545
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Year ended
Class R3	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$19.91	$21.11	$23.79	$16.86	$18.67
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.42	$1.10	$0.22	$0.33
Net realized and unrealized gain (loss)	2.49	(0.42)	(1.67)	7.17	(1.33)
Total from investment operations	$2.80	$0.00	$(0.57)	$7.39	$(1.00)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.44)	$(1.17)	$(0.23)	$(0.33)
From net realized gain	(0.40)	(0.76)	(0.94)	(0.23)	(0.48)
Total distributions declared to shareholders	$(0.70)	$(1.20)	$(2.11)	$(0.46)	$(0.81)
Net asset value, end of period (x)	$22.01	$19.91	$21.11	$23.79	$16.86
Total return (%) (r)(s)(t)(x)	14.18	0.37	(3.41)	44.16	(5.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.50	0.50	0.51	0.57
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.49	2.09	4.60	1.08	1.77
Portfolio turnover	7	21	17	24	8
Net assets at end of period (000 omitted)	$157,398	$121,060	$118,076	$113,346	$70,610
	Year ended
Class R4	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$20.10	$21.31	$23.97	$16.97	$18.77
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.45	$0.94	$0.26	$0.37
Net realized and unrealized gain (loss)	2.55	(0.41)	(1.46)	7.24	(1.33)
Total from investment operations	$2.89	$0.04	$(0.52)	$7.50	$(0.96)
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.49)	$(1.20)	$(0.26)	$(0.36)
From net realized gain	(0.40)	(0.76)	(0.94)	(0.24)	(0.48)
Total distributions declared to shareholders	$(0.75)	$(1.25)	$(2.14)	$(0.50)	$(0.84)
Net asset value, end of period (x)	$22.24	$20.10	$21.31	$23.97	$16.97
Total return (%) (r)(s)(t)(x)	14.49	0.57	(3.16)	44.52	(5.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.25	0.25	0.27	0.32
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.61	2.24	3.88	1.28	2.01
Portfolio turnover	7	21	17	24	8
Net assets at end of period (000 omitted)	$38,189	$44,972	$24,207	$71,368	$76,018
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Year ended
Class R6	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$20.08	$21.29	$23.96	$16.97	$18.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.57	$1.26	$0.32	$0.39
Net realized and unrealized gain (loss)	2.51	(0.50)	(1.72)	7.20	(1.31)
Total from investment operations	$2.91	$0.07	$(0.46)	$7.52	$(0.92)
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.52)	$(1.27)	$(0.30)	$(0.39)
From net realized gain	(0.40)	(0.76)	(0.94)	(0.23)	(0.48)
Total distributions declared to shareholders	$(0.78)	$(1.28)	$(2.21)	$(0.53)	$(0.87)
Net asset value, end of period (x)	$22.21	$20.08	$21.29	$23.96	$16.97
Total return (%) (r)(s)(t)(x)	14.60	0.74	(2.97)	44.70	(5.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.08	0.10	0.09	0.12	0.17
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.88	2.85	5.23	1.54	2.11
Portfolio turnover	7	21	17	24	8
Net assets at end of period (000 omitted)	$284,955	$193,767	$147,729	$121,495	$44,463
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.30	$18.30	$20.42	$14.47	$15.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.37	$1.02	$0.19	$0.28
Net realized and unrealized gain (loss)	2.16	(0.37)	(1.52)	6.15	(1.14)
Total from investment operations	$2.43	$0.00	$(0.50)	$6.34	$(0.86)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.36)	$(1.02)	$(0.20)	$(0.27)
From net realized gain	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$(0.61)	$(1.00)	$(1.62)	$(0.39)	$(0.60)
Net asset value, end of period (x)	$19.12	$17.30	$18.30	$20.42	$14.47
Total return (%) (r)(s)(t)(x)	14.17	0.36	(3.35)	44.11	(5.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.52	0.56	0.56	0.61	0.72
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.51	2.12	4.94	1.09	1.78
Portfolio turnover	7	13	19	24	11
Net assets at end of period (000 omitted)	$26,236	$19,429	$15,144	$14,314	$7,729
	Year ended
Class B	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.25	$18.22	$20.33	$14.41	$15.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.22	$0.82	$0.05	$0.15
Net realized and unrealized gain (loss)	2.17	(0.35)	(1.48)	6.13	(1.14)
Total from investment operations	$2.28	$(0.13)	$(0.66)	$6.18	$(0.99)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.20)	$(0.85)	$(0.07)	$(0.14)
From net realized gain	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$(0.43)	$(0.84)	$(1.45)	$(0.26)	$(0.47)
Net asset value, end of period (x)	$19.10	$17.25	$18.22	$20.33	$14.41
Total return (%) (r)(s)(t)(x)	13.32	(0.41)	(4.09)	43.06	(6.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.27	1.31	1.31	1.36	1.48
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.63	1.30	3.96	0.31	0.93
Portfolio turnover	7	13	19	24	11
Net assets at end of period (000 omitted)	$383	$502	$590	$713	$517
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Year ended
Class C	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.06	$18.06	$20.17	$14.29	$15.75
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.23	$0.82	$0.05	$0.14
Net realized and unrealized gain (loss)	2.14	(0.36)	(1.47)	6.08	(1.11)
Total from investment operations	$2.26	$(0.13)	$(0.65)	$6.13	$(0.97)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.23)	$(0.86)	$(0.06)	$(0.16)
From net realized gain	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$(0.47)	$(0.87)	$(1.46)	$(0.25)	$(0.49)
Net asset value, end of period (x)	$18.85	$17.06	$18.06	$20.17	$14.29
Total return (%) (r)(s)(t)(x)	13.34	(0.43)	(4.06)	43.08	(6.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.27	1.31	1.31	1.36	1.48
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	0.69	1.35	4.03	0.29	0.92
Portfolio turnover	7	13	19	24	11
Net assets at end of period (000 omitted)	$2,889	$2,588	$2,426	$2,585	$2,126
	Year ended
Class I	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.33	$18.33	$20.45	$14.49	$15.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.36	$1.00	$0.25	$0.32
Net realized and unrealized gain (loss)	2.14	(0.32)	(1.45)	6.14	(1.14)
Total from investment operations	$2.48	$0.04	$(0.45)	$6.39	$(0.82)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.40)	$(1.07)	$(0.24)	$(0.30)
From net realized gain	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$(0.65)	$(1.04)	$(1.67)	$(0.43)	$(0.63)
Net asset value, end of period (x)	$19.16	$17.33	$18.33	$20.45	$14.49
Total return (%) (r)(s)(t)(x)	14.49	0.62	(3.13)	44.42	(5.65)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.27	0.31	0.31	0.35	0.48
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.86	2.10	4.85	1.39	1.99
Portfolio turnover	7	13	19	24	11
Net assets at end of period (000 omitted)	$3,821	$1,314	$512	$434	$98
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Year ended
Class R1	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.12	$18.14	$20.26	$14.30	$15.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.23	$0.81	$(0.06)	$0.14
Net realized and unrealized gain (loss)	2.13	(0.36)	(1.46)	6.21	(1.12)
Total from investment operations	$2.26	$(0.13)	$(0.65)	$6.15	$(0.98)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.25)	$(0.87)	$—	$(0.15)
From net realized gain	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$(0.49)	$(0.89)	$(1.47)	$(0.19)	$(0.48)
Net asset value, end of period (x)	$18.89	$17.12	$18.14	$20.26	$14.30
Total return (%) (r)(s)(t)(x)	13.34	(0.42)	(4.07)	43.16	(6.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.27	1.31	1.31	1.39	1.48
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.74	1.37	3.95	(0.34)	0.93
Portfolio turnover	7	13	19	24	11
Net assets at end of period (000 omitted)	$1,684	$1,070	$701	$663	$1,597
	Year ended
Class R2	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.30	$18.29	$20.35	$14.39	$15.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.31	$0.83	$0.11	$0.22
Net realized and unrealized gain (loss)	2.16	(0.35)	(1.38)	6.16	(1.12)
Total from investment operations	$2.38	$(0.04)	$(0.55)	$6.27	$(0.90)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.31)	$(0.91)	$(0.12)	$(0.22)
From net realized gain	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$(0.55)	$(0.95)	$(1.51)	$(0.31)	$(0.55)
Net asset value, end of period (x)	$19.13	$17.30	$18.29	$20.35	$14.39
Total return (%) (r)(s)(t)(x)	13.89	0.10	(3.56)	43.78	(6.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.77	0.81	0.81	0.87	0.98
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.19	1.80	4.02	0.64	1.39
Portfolio turnover	7	13	19	24	11
Net assets at end of period (000 omitted)	$9,538	$9,003	$8,981	$17,589	$17,485
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Year ended
Class R3	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.31	$18.31	$20.42	$14.47	$15.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.36	$0.97	$0.19	$0.27
Net realized and unrealized gain (loss)	2.16	(0.36)	(1.46)	6.15	(1.13)
Total from investment operations	$2.43	$0.00	$(0.49)	$6.34	$(0.86)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.36)	$(1.02)	$(0.20)	$(0.27)
From net realized gain	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$(0.61)	$(1.00)	$(1.62)	$(0.39)	$(0.60)
Net asset value, end of period (x)	$19.13	$17.31	$18.31	$20.42	$14.47
Total return (%) (r)(s)(t)(x)	14.16	0.34	(3.33)	44.10	(5.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.52	0.56	0.56	0.61	0.73
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.51	2.09	4.69	1.09	1.73
Portfolio turnover	7	13	19	24	11
Net assets at end of period (000 omitted)	$107,463	$76,726	$73,743	$65,613	$36,674
	Year ended
Class R4	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.47	$18.47	$20.56	$14.55	$16.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.41	$0.80	$0.22	$0.32
Net realized and unrealized gain (loss)	2.24	(0.37)	(1.25)	6.21	(1.14)
Total from investment operations	$2.50	$0.04	$(0.45)	$6.43	$(0.82)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.40)	$(1.04)	$(0.23)	$(0.31)
From net realized gain	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$(0.63)	$(1.04)	$(1.64)	$(0.42)	$(0.64)
Net asset value, end of period (x)	$19.34	$17.47	$18.47	$20.56	$14.55
Total return (%) (r)(s)(t)(x)	14.47	0.58	(3.09)	44.49	(5.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.27	0.31	0.31	0.36	0.47
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.44	2.34	3.86	1.27	2.04
Portfolio turnover	7	13	19	24	11
Net assets at end of period (000 omitted)	$12,123	$18,660	$14,606	$38,374	$37,665
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Year ended
Class R6	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.46	$18.46	$20.58	$14.56	$16.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.49	$1.11	$0.28	$0.34
Net realized and unrealized gain (loss)	2.18	(0.42)	(1.53)	6.18	(1.13)
Total from investment operations	$2.53	$0.07	$(0.42)	$6.46	$(0.79)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.43)	$(1.10)	$(0.25)	$(0.33)
From net realized gain	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$(0.67)	$(1.07)	$(1.70)	$(0.44)	$(0.66)
Net asset value, end of period (x)	$19.32	$17.46	$18.46	$20.58	$14.56
Total return (%) (r)(s)(t)(x)	14.66	0.75	(2.99)	44.75	(5.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.12	0.15	0.15	0.21	0.33
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.89	2.82	5.32	1.54	2.16
Portfolio turnover	7	13	19	24	11
Net assets at end of period (000 omitted)	$193,673	$133,208	$87,462	$60,705	$21,065
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$13.87	$14.54	$15.99	$11.25	$12.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.30	$0.78	$0.15	$0.22
Net realized and unrealized gain (loss)	1.72	(0.30)	(1.22)	4.82	(0.89)
Total from investment operations	$1.94	$0.00(w)	$(0.44)	$4.97	$(0.67)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.28)	$(0.79)	$(0.14)	$(0.21)
From net realized gain	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$(0.44)	$(0.67)	$(1.01)	$(0.23)	$(0.34)
Net asset value, end of period (x)	$15.37	$13.87	$14.54	$15.99	$11.25
Total return (%) (r)(s)(t)(x)	14.12	0.35	(3.51)	44.39	(5.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.61	0.70	0.79	1.08	1.84
Expenses after expense reductions (h)	0.25	0.25	0.25	0.24	0.22
Net investment income (loss) (l)	1.48	2.17	4.80	1.06	1.81
Portfolio turnover	7	14	18	21	9
Net assets at end of period (000 omitted)	$15,598	$11,316	$8,023	$5,584	$2,879
	Year ended
Class B	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$13.87	$14.52	$15.95	$11.24	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.19	$0.65	$0.04	$0.12
Net realized and unrealized gain (loss)	1.75	(0.29)	(1.21)	4.80	(0.89)
Total from investment operations	$1.83	$(0.10)	$(0.56)	$4.84	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.16)	$(0.65)	$(0.04)	$(0.11)
From net realized gain	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$(0.30)	$(0.55)	$(0.87)	$(0.13)	$(0.24)
Net asset value, end of period (x)	$15.40	$13.87	$14.52	$15.95	$11.24
Total return (%) (r)(s)(t)(x)	13.27	(0.41)	(4.15)	43.16	(6.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.36	1.45	1.54	1.83	2.65
Expenses after expense reductions (h)	1.00	1.00	1.00	0.99	0.97
Net investment income (loss) (l)	0.58	1.35	4.02	0.33	0.99
Portfolio turnover	7	14	18	21	9
Net assets at end of period (000 omitted)	$150	$168	$179	$191	$137
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Year ended
Class C	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$13.74	$14.41	$15.86	$11.18	$12.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.19	$0.67	$0.05	$0.13
Net realized and unrealized gain (loss)	1.71	(0.29)	(1.23)	4.78	(0.89)
Total from investment operations	$1.81	$(0.10)	$(0.56)	$4.83	$(0.76)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.18)	$(0.67)	$(0.06)	$(0.14)
From net realized gain	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$(0.34)	$(0.57)	$(0.89)	$(0.15)	$(0.27)
Net asset value, end of period (x)	$15.21	$13.74	$14.41	$15.86	$11.18
Total return (%) (r)(s)(t)(x)	13.30	(0.40)	(4.20)	43.28	(6.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.36	1.45	1.54	1.83	2.61
Expenses after expense reductions (h)	1.00	1.00	1.00	0.99	0.96
Net investment income (loss) (l)	0.71	1.38	4.14	0.34	1.11
Portfolio turnover	7	14	18	21	9
Net assets at end of period (000 omitted)	$1,468	$1,091	$891	$761	$432
	Year ended
Class I	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$13.99	$14.65	$16.09	$11.32	$12.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.33	$0.85	$0.19	$0.23
Net realized and unrealized gain (loss)	1.73	(0.29)	(1.25)	4.84	(0.87)
Total from investment operations	$1.99	$0.04	$(0.40)	$5.03	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.31)	$(0.82)	$(0.17)	$(0.23)
From net realized gain	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$(0.47)	$(0.70)	$(1.04)	$(0.26)	$(0.36)
Net asset value, end of period (x)	$15.51	$13.99	$14.65	$16.09	$11.32
Total return (%) (r)(s)(t)(x)	14.39	0.64	(3.25)	44.66	(5.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36	0.45	0.54	0.82	1.60
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.78	2.38	5.20	1.33	1.86
Portfolio turnover	7	14	18	21	9
Net assets at end of period (000 omitted)	$576	$396	$295	$232	$103
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Year ended
Class R1	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$13.95	$14.57	$16.01	$11.28	$12.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.26	$0.65	$0.04	$0.12
Net realized and unrealized gain (loss)	1.75	(0.29)	(1.22)	4.82	(0.88)
Total from investment operations	$1.96	$(0.03)	$(0.57)	$4.86	$(0.76)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.20)	$(0.65)	$(0.04)	$(0.11)
From net realized gain	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$(0.44)	$(0.59)	$(0.87)	$(0.13)	$(0.24)
Net asset value, end of period (x)	$15.47	$13.95	$14.57	$16.01	$11.28
Total return (%) (r)(s)(t)(x)	14.15	0.09	(4.20)	43.20	(6.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.61	0.96	1.54	1.83	2.65
Expenses after expense reductions (h)	0.25	0.50	1.00	0.99	0.97
Net investment income (loss) (l)	1.46	1.85	3.99	0.32	0.99
Portfolio turnover	7	14	18	21	9
Net assets at end of period (000 omitted)	$94	$82	$82	$86	$60
	Year ended
Class R2	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$13.86	$14.52	$15.97	$11.25	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.23	$0.75	$0.13	$0.17
Net realized and unrealized gain (loss)	1.73	(0.27)	(1.23)	4.80	(0.87)
Total from investment operations	$1.91	$(0.04)	$(0.48)	$4.93	$(0.70)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.23)	$(0.75)	$(0.12)	$(0.17)
From net realized gain	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$(0.41)	$(0.62)	$(0.97)	$(0.21)	$(0.30)
Net asset value, end of period (x)	$15.36	$13.86	$14.52	$15.97	$11.25
Total return (%) (r)(s)(t)(x)	13.92	0.04	(3.73)	43.97	(6.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.86	0.96	1.04	1.33	2.13
Expenses after expense reductions (h)	0.50	0.50	0.50	0.49	0.47
Net investment income (loss) (l)	1.23	1.66	4.62	0.99	1.39
Portfolio turnover	7	14	18	21	9
Net assets at end of period (000 omitted)	$3,262	$2,203	$2,107	$1,580	$980
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Year ended
Class R3	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$13.89	$14.56	$16.00	$11.27	$12.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.30	$0.77	$0.16	$0.24
Net realized and unrealized gain (loss)	1.72	(0.30)	(1.21)	4.81	(0.90)
Total from investment operations	$1.94	$0.00(w)	$(0.44)	$4.97	$(0.66)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.28)	$(0.78)	$(0.15)	$(0.22)
From net realized gain	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$(0.44)	$(0.67)	$(1.00)	$(0.24)	$(0.35)
Net asset value, end of period (x)	$15.39	$13.89	$14.56	$16.00	$11.27
Total return (%) (r)(s)(t)(x)	14.12	0.36	(3.46)	44.28	(5.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.61	0.70	0.79	1.07	1.80
Expenses after expense reductions (h)	0.25	0.25	0.25	0.24	0.22
Net investment income (loss) (l)	1.51	2.17	4.74	1.12	1.99
Portfolio turnover	7	14	18	21	9
Net assets at end of period (000 omitted)	$63,579	$43,119	$28,505	$17,477	$7,252
	Year ended
Class R4	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$13.97	$14.64	$16.07	$11.31	$12.31
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.32	$0.57	$0.18	$0.28
Net realized and unrealized gain (loss)	1.77	(0.29)	(0.98)	4.84	(0.92)
Total from investment operations	$2.00	$0.03	$(0.41)	$5.02	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.31)	$(0.80)	$(0.17)	$(0.23)
From net realized gain	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$(0.47)	$(0.70)	$(1.02)	$(0.26)	$(0.36)
Net asset value, end of period (x)	$15.50	$13.97	$14.64	$16.07	$11.31
Total return (%) (r)(s)(t)(x)	14.45	0.57	(3.31)	44.61	(5.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36	0.45	0.55	0.83	1.55
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.56	2.29	3.51	1.33	2.29
Portfolio turnover	7	14	18	21	9
Net assets at end of period (000 omitted)	$4,458	$7,987	$3,227	$8,871	$4,568
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Year ended
Class R6	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$14.01	$14.67	$16.11	$11.33	$12.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.40	$0.88	$0.21	$0.27
Net realized and unrealized gain (loss)	1.75	(0.34)	(1.26)	4.85	(0.90)
Total from investment operations	$2.03	$0.06	$(0.38)	$5.06	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.33)	$(0.84)	$(0.19)	$(0.24)
From net realized gain	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$(0.49)	$(0.72)	$(1.06)	$(0.28)	$(0.37)
Net asset value, end of period (x)	$15.55	$14.01	$14.67	$16.11	$11.33
Total return (%) (r)(s)(t)(x)	14.65	0.77	(3.15)	44.87	(5.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21	0.31	0.40	0.69	1.48
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.89	2.87	5.38	1.49	2.21
Portfolio turnover	7	14	18	21	9
Net assets at end of period (000 omitted)	$103,606	$60,227	$35,897	$25,148	$7,641
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.39	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.18	$0.21
Net realized and unrealized gain (loss)	1.05	(0.17)(g)	(1.12)
Total from investment operations	$1.19	$0.01	$(0.91)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.18)	$(0.41)
From net realized gain	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.19)	$(0.30)	$(0.41)
Net asset value, end of period (x)	$9.39	$8.39	$8.68
Total return (%) (r)(s)(t)(x)	14.19	0.42	(9.56)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.25	10.09	11.82(a)
Expenses after expense reductions (h)	0.22	0.15	0.12(a)
Net investment income (loss) (l)	1.55	2.24	3.44(a)
Portfolio turnover	25	15	4(n)
Net assets at end of period (000 omitted)	$1,332	$539	$240
	Year ended
Class C	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.37	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.12	$0.40
Net realized and unrealized gain (loss)	1.07	(0.18)(g)	(1.35)
Total from investment operations	$1.13	$(0.06)	$(0.95)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.12)	$(0.38)
From net realized gain	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.14)	$(0.24)	$(0.38)
Net asset value, end of period (x)	$9.36	$8.37	$8.67
Total return (%) (r)(s)(t)(x)	13.47	(0.42)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	3.04	11.64	13.66(a)
Expenses after expense reductions (h)	0.97	0.89	0.87(a)
Net investment income (loss) (l)	0.73	1.51	6.35(a)
Portfolio turnover	25	15	4(n)
Net assets at end of period (000 omitted)	$183	$89	$52
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund − continued
	Year ended
Class I	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.41	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.23	$0.48
Net realized and unrealized gain (loss)	1.06	(0.21)(g)	(1.37)
Total from investment operations	$1.22	$0.02	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.19)	$(0.41)
From net realized gain	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.20)	$(0.31)	$(0.41)
Net asset value, end of period (x)	$9.43	$8.41	$8.70
Total return (%) (r)(s)(t)(x)	14.58	0.59	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.15	10.51	12.75(a)
Expenses after expense reductions (h)	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.80	2.75	7.56(a)
Portfolio turnover	25	15	4(n)
Net assets at end of period (000 omitted)	$101	$64	$46
	Year ended
Class R1	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.38	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.13	$0.42
Net realized and unrealized gain (loss)	1.05	(0.18)(g)	(1.37)
Total from investment operations	$1.12	$(0.05)	$(0.95)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.12)	$(0.38)
From net realized gain	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.12)	$(0.24)	$(0.38)
Net asset value, end of period (x)	$9.38	$8.38	$8.67
Total return (%) (r)(s)(t)(x)	13.33	(0.37)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	3.26	12.20	13.76(a)
Expenses after expense reductions (h)	0.97	0.89	0.87(a)
Net investment income (loss) (l)	0.76	1.59	6.58(a)
Portfolio turnover	25	15	4(n)
Net assets at end of period (000 omitted)	$60	$53	$45
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund − continued
	Year ended
Class R2	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.39	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.17	$0.44
Net realized and unrealized gain (loss)	1.05	(0.18)(g)	(1.36)
Total from investment operations	$1.17	$(0.01)	$(0.92)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.16)	$(0.40)
From net realized gain	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.17)	$(0.28)	$(0.40)
Net asset value, end of period (x)	$9.39	$8.39	$8.68
Total return (%) (r)(s)(t)(x)	13.99	0.18	(9.67)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.54	10.75	13.14(a)
Expenses after expense reductions (h)	0.47	0.40	0.37(a)
Net investment income (loss) (l)	1.34	2.09	7.00(a)
Portfolio turnover	25	15	4(n)
Net assets at end of period (000 omitted)	$259	$102	$60
	Year ended
Class R3	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.39	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.11	$0.47
Net realized and unrealized gain (loss)	1.05	(0.11)(g)	(1.37)
Total from investment operations	$1.19	$0.00	$(0.90)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.18)	$(0.41)
From net realized gain	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.19)	$(0.30)	$(0.41)
Net asset value, end of period (x)	$9.39	$8.39	$8.69
Total return (%) (r)(s)(t)(x)	14.20	0.36	(9.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.32	6.43	13.01(a)
Expenses after expense reductions (h)	0.22	0.17	0.12(a)
Net investment income (loss) (l)	1.57	1.39	7.33(a)
Portfolio turnover	25	15	4(n)
Net assets at end of period (000 omitted)	$6,380	$1,729	$45
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund − continued
	Year ended
Class R4	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.41	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.17	$0.48
Net realized and unrealized gain (loss)	1.04	(0.15)(g)	(1.37)
Total from investment operations	$1.21	$0.02	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.19)	$(0.41)
From net realized gain	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.20)	$(0.31)	$(0.41)
Net asset value, end of period (x)	$9.42	$8.41	$8.70
Total return (%) (r)(s)(t)(x)	14.47	0.59	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.17	9.06	12.76(a)
Expenses after expense reductions (h)	0.01	0.00	0.00(a)
Net investment income (loss) (l)	1.90	2.06	7.58(a)
Portfolio turnover	25	15	4(n)
Net assets at end of period (000 omitted)	$439	$536	$45
	Year ended
Class R6	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$8.41	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.23	$0.43
Net realized and unrealized gain (loss)	1.06	(0.20)(g)	(1.32)
Total from investment operations	$1.23	$0.03	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.19)	$(0.42)
From net realized gain	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.21)	$(0.31)	$(0.42)
Net asset value, end of period (x)	$9.43	$8.41	$8.69
Total return (%) (r)(s)(t)(x)	14.66	0.72	(9.42)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.83	7.93	12.42(a)
Expenses after expense reductions (h)	0.01	0.00	0.00(a)
Net investment income (loss) (l)	1.87	2.78	6.79(a)
Portfolio turnover	25	15	4(n)
Net assets at end of period (000 omitted)	$9,473	$3,358	$664

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund − continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(1)  Business and Organization
MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options

Notes to Financial Statements  - continued
are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2024 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Financial Instruments
Mutual Funds	$621,506,723	$—	$—	$621,506,723
MFS Lifetime 2025 Fund
Financial Instruments
Mutual Funds	$386,626,549	$—	$—	$386,626,549
MFS Lifetime 2030 Fund
Financial Instruments
Mutual Funds	$785,664,583	$—	$—	$785,664,583
MFS Lifetime 2035 Fund
Financial Instruments
Mutual Funds	$593,035,453	$—	$—	$593,035,453

Notes to Financial Statements  - continued
	Level 1	Level 2	Level 3	Total
MFS Lifetime 2040 Fund
Financial Instruments
Mutual Funds	$767,219,665	$—	$—	$767,219,665
MFS Lifetime 2045 Fund
Financial Instruments
Mutual Funds	$507,560,412	$—	$—	$507,560,412
MFS Lifetime 2050 Fund
Financial Instruments
Mutual Funds	$547,979,782	$—	$—	$547,979,782
MFS Lifetime 2055 Fund
Financial Instruments
Mutual Funds	$357,862,126	$—	$—	$357,862,126
MFS Lifetime 2060 Fund
Financial Instruments
Mutual Funds	$192,800,511	$—	$—	$192,800,511
MFS Lifetime 2065 Fund
Financial Instruments
Mutual Funds	$18,253,478	$—	$—	$18,253,478
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 4/30/24	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$24,030,553	$11,251,448	$20,820,021	$12,220,031	$13,001,594
Long-term capital gains	4,094,795	1,021,499	8,836,454	3,115,049	11,512,341
Total distributions	$28,125,348	$12,272,947	$29,656,475	$15,335,080	$24,513,935
Year ended 4/30/24	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Ordinary income (including any short-term capital gains)	$7,715,990	$7,732,965	$4,900,977	$2,525,991	$203,499
Long-term capital gains	6,840,080	8,978,994	6,013,937	2,680,971	81,500
Total distributions	$14,556,070	$16,711,959	$10,914,914	$5,206,962	$284,999
Year ended 4/30/23	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$15,441,704	$11,357,402	$18,576,383	$13,094,415	$14,871,553
Long-term capital gains	10,974,927	10,806,145	24,740,029	17,592,868	21,817,115
Total distributions	$26,416,631	$22,163,547	$43,316,412	$30,687,283	$36,688,668
Year ended 4/30/23	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Ordinary income (including any short-term capital gains)	$9,359,451	$8,968,255	$5,462,444	$2,325,996	$58,250
Long-term capital gains	14,504,085	14,083,068	8,382,999	2,957,995	38,750
Total distributions	$23,863,536	$23,051,323	$13,845,443	$5,283,991	$97,000
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/24	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Cost of investments	$598,062,518	$375,515,062	$696,369,656	$513,480,525	$598,823,320
Gross appreciation	55,760,709	30,547,965	127,538,012	96,328,912	180,948,393
Gross depreciation	(32,316,504)	(19,436,478)	(38,243,085)	(16,773,984)	(12,552,048)
Net unrealized appreciation (depreciation)	$23,444,205	$11,111,487	$89,294,927	$79,554,928	$168,396,345
Undistributed ordinary income	390,190	3,317,716	6,634,565	3,838,563	2,925,049
Undistributed long-term capital gain	10,809,586	6,030,577	15,264,314	7,399,941	10,956,788
Other temporary differences	(1,610,276)	—	—	—	—
Total distributable earnings (loss)	$33,033,705	$20,459,780	$111,193,806	$90,793,432	$182,278,182
As of 4/30/24	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Cost of investments	$426,218,592	$452,646,318	$311,418,289	$178,036,188	$17,172,792
Gross appreciation	86,354,425	99,529,442	50,361,756	16,994,732	1,168,023
Gross depreciation	(5,012,605)	(4,195,978)	(3,917,919)	(2,230,409)	(87,337)
Net unrealized appreciation (depreciation)	$81,341,820	$95,333,464	$46,443,837	$14,764,323	$1,080,686
Undistributed ordinary income	1,483,751	1,020,431	698,615	268,803	27,814
Undistributed long-term capital gain	7,318,146	7,858,490	5,102,392	2,628,404	232,483
Other temporary differences	—	—	—	—	1
Total distributable earnings (loss)	$90,143,717	$104,212,385	$52,244,844	$17,661,530	$1,340,984

Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective May 20, 2022, all Class 529A shares were redeemed. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Lifetime Income Fund		MFS Lifetime 2025 Fund		MFS Lifetime 2030 Fund
	Year Ended 4/30/24	Year Ended 4/30/23	Year Ended 4/30/24	Year Ended 4/30/23	Year Ended 4/30/24	Year Ended 4/30/23
Class A	$8,247,132	$7,658,936	$1,164,290	$1,264,356	$3,395,832	$4,469,769
Class B	41,320	72,364	11,667	40,256	73,979	167,329
Class C	1,099,652	1,513,442	62,015	177,154	229,318	401,191
Class I	1,930,639	1,937,482	89,170	170,985	227,722	411,170
Class R1	90,829	89,304	7,400	14,785	97,914	183,073
Class R2	990,921	970,048	341,680	778,630	1,318,013	2,578,672
Class R3	5,329,548	4,488,151	3,266,194	5,317,471	8,251,019	11,153,148
Class R4	937,577	1,333,712	933,157	1,750,011	1,511,165	3,223,628
Class R6	9,457,730	8,178,656	6,397,374	12,649,899	14,551,513	20,728,432
Class 529A	—	174,536	—	—	—	—
Total	$28,125,348	$26,416,631	$12,272,947	$22,163,547	$29,656,475	$43,316,412
	MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund
	Year Ended 4/30/24	Year Ended 4/30/23	Year Ended 4/30/24	Year Ended 4/30/23	Year Ended 4/30/24	Year Ended 4/30/23
Class A	$1,105,908	$1,833,455	$2,071,166	$2,874,116	$939,365	$1,260,866
Class B	13,252	59,407	37,949	110,378	11,479	34,388
Class C	104,363	205,622	184,835	387,440	72,853	131,064
Class I	162,745	120,757	373,291	487,481	251,868	159,746
Class R1	20,810	45,789	78,441	164,288	12,770	22,090
Class R2	355,220	897,002	1,216,005	2,234,676	264,623	562,607
Class R3	4,253,844	7,968,371	6,649,838	9,870,855	4,617,756	7,153,536
Class R4	608,473	2,366,563	1,391,089	2,460,142	532,632	1,214,593
Class R6	8,710,465	17,190,317	12,511,321	18,099,292	7,852,724	13,324,646
Total	$15,335,080	$30,687,283	$24,513,935	$36,688,668	$14,556,070	$23,863,536
	MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund		MFS Lifetime 2060 Fund
	Year Ended 4/30/24	Year Ended 4/30/23	Year Ended 4/30/24	Year Ended 4/30/23	Year Ended 4/30/24	Year Ended 4/30/23
Class A	$1,132,673	$1,432,956	$800,618	$972,563	$412,324	$469,628
Class B	16,004	54,886	10,463	25,204	2,951	6,556
Class C	99,866	176,827	70,472	121,684	30,085	39,581
Class I	170,303	347,085	99,505	41,667	16,185	16,731
Class R1	19,093	36,156	36,957	42,431	2,592	3,344
Class R2	492,007	977,549	274,109	471,625	75,636	80,011
Class R3	4,737,555	6,826,023	3,169,752	4,225,102	1,669,512	1,707,057
Class R4	1,450,254	1,427,668	406,752	892,610	199,256	192,059
Class R6	8,594,204	11,772,173	6,046,286	7,052,557	2,798,421	2,769,024
Total	$16,711,959	$23,051,323	$10,914,914	$13,845,443	$5,206,962	$5,283,991

Notes to Financial Statements  - continued
	MFS Lifetime 2065 Fund
	Year Ended 4/30/24	Year Ended 4/30/23
Class A	$18,583	$13,148
Class C	1,798	1,908
Class I	1,874	2,318
Class R1	717	1,477
Class R2	3,392	2,772
Class R3	109,122	13,541
Class R4	16,855	2,062
Class R6	132,658	59,774
Total	$284,999	$97,000
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
For classes other than Class R6 shares, the investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the year ended April 30, 2024, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$965,507	$592,750	$980,888	$736,797	$924,755
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$679,269	$743,610	$583,330	$445,525	$248,549
For Class R6 shares, the investment adviser has agreed to bear each fund's expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.12)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2024. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Payments from investment adviser for other expenses agreement” in the Statements of Operations.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2024, as its portion of the initial sales charge on sales of Class A shares of each fund:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$3,379	$7,664	$15,178	$13,614	$18,895
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$12,779	$15,890	$14,310	$17,379	$2,258
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$472,215
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	80,473
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	213,923
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	95,740
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	148,555
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	72,027
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	82,396
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	57,660
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	33,408
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	2,152
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$12,442
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	6,354
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	27,484
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	8,437
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	17,411
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	5,680
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	8,097
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	4,727
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	1,599
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$316,927
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	30,189
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	77,400
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	47,595
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	66,906
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	29,741
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	38,060
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	27,485
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	12,472
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	1,193

Notes to Financial Statements  - continued
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$25,844
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	3,347
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	33,363
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	10,655
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	30,611
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	5,467
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	7,275
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	13,285
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	0.25%	219
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	559
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$122,522
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	65,010
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	197,700
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	73,266
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	198,236
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	50,034
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	86,484
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	45,528
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	12,832
MFS Lifetime 2065 Fund	0.25%	0.25%	0.50%	0.50%	836
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$305,899
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	265,758
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	537,272
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	394,419
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	490,993
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	369,707
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	347,875
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	229,038
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	132,236
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	12,506
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Total Distribution and Service Fees	$1,255,849	$451,131	$1,087,142	$630,112	$952,712

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Total Distribution and Service Fees	$532,656	$570,187	$377,723	$192,766	$17,246
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2024, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$202	$1	$11	$55	$61
Class C	53	—	—	—	—
Class R2	165	—	407	3	87
Class R3	3	3	52	230	355
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$24	$8	$13	$5	$—
Class R3	72	113	80	—	—
For the MFS Lifetime 2060 Fund, for the year ended April 30, 2024, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2024, were as follows:
CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$8,291	$245	$603	$534	$713
Class B	1,008	27	911	75	41
Class C	1,297	2,358	1,111	1,277	1,956
CDSC Imposed	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$755	$2,492	$736	$263	$105
Class B	245	341	349	206	N/A
Class C	851	541	256	351	154
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended April 30, 2024, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Expenses paid	$70,038	$24,479	$57,753	$37,527	$61,088
Annual percentage of average daily net assets	0.0111%	0.0067%	0.0077%	0.0071%	0.0089%
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Expenses paid	$40,375	$51,122	$45,356	$32,736	$7,650
Annual percentage of average daily net assets	0.0090%	0.0107%	0.0148%	0.0208%	0.0609%

Notes to Financial Statements  - continued
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$566,414	$299,362	$613,554	$404,126	$563,664
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$359,697	$406,464	$264,540	$149,880	$16,789
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2024 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Percentage of average daily net assets	0.0028%	0.0048%	0.0023%	0.0033%	0.0025%
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Percentage of average daily net assets	0.0039%	0.0037%	0.0057%	0.0111%	0.1394%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed the following fund shares:
Fund	Date	Transaction	Class	Shares	Amount
MFS Lifetime 2055 Fund	6/23/2023	Redemption	Class I	4,480	$78,445
MFS Lifetime 2065 Fund	8/03/2022	Purchase	Class I	699	6,000
MFS Lifetime 2065 Fund	8/03/2022	Purchase	Class R1	937	8,000
MFS Lifetime 2065 Fund	8/03/2022	Purchase	Class R4	815	7,000
MFS Lifeitme 2065 Fund	6/23/2023	Redemption	Class R3	5,411	45,831
MFS Lifetime 2065 Fund	6/23/2023	Redemption	Class R6	54,236	461,006
At April 30, 2024, MFS held approximately 62% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1 of the MFS Lifetime 2060 Fund. Also, MFS held approximately 59% of the outstanding shares of Class I and 100% of the outstanding shares of Class R1 of the MFS Lifetime 2065 Fund.
(4)  Portfolio Securities
For the year ended April 30, 2024, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Purchases	$54,828,233	$73,755,417	$111,343,234	$110,590,386	$106,422,462
Sales	$120,019,404	$60,362,450	$101,531,405	$57,573,214	$59,007,821

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Purchases	$84,498,119	$91,485,053	$65,013,601	$51,714,437	$12,782,968
Sales	$39,939,753	$34,583,452	$19,760,269	$11,688,411	$3,144,568
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Lifetime Income Fund				MFS Lifetime 2025 Fund
	Year ended 4/30/24		Year ended 4/30/23		Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,493,897	$ 29,695,958	1,939,043	$ 23,081,811	1,547,894	$ 19,697,054	386,169	$ 4,922,186
Class B	774	9,197	9,190	108,855	606	7,664	—	—
Class C	104,903	1,259,063	253,264	3,026,937	34,841	440,045	72,046	904,804
Class I	749,432	8,952,644	843,785	10,123,736	24,813	315,979	38,312	483,592
Class R1	49,333	593,056	51,608	616,153	4,124	53,064	5,569	71,520
Class R2	300,855	3,596,047	365,356	4,351,884	160,657	2,049,877	244,098	3,113,185
Class R3	2,194,012	26,144,260	2,059,654	24,480,194	2,087,112	26,513,263	1,687,674	21,414,360
Class R4	524,726	6,256,801	1,489,589	18,131,500	1,218,675	15,775,209	892,389	11,413,620
Class R6	4,553,678	54,528,806	8,240,043	99,193,242	5,797,647	74,834,673	5,174,368	65,971,483
Class 529A	—	—	248,093	2,495,454	—	—	—	—
	10,971,610	$131,035,832	15,499,625	$185,609,766	10,876,369	$139,686,828	8,500,625	$108,294,750
Shares issued in connection with acquisition of MFS Lifetime 2020 Fund
Class A			3,049,968	$ 37,667,110
Class B			95,301	1,176,967
Class C			312,197	3,852,508
Class I			265,139	3,274,471
Class R1			84,922	1,050,490
Class R2			1,809,715	22,349,976
Class R3			4,949,814	61,130,203
Class R4			1,478,497	18,259,440
Class R6			6,629,463	82,139,036
			18,675,016	$230,900,201
Shares issued to shareholders in reinvestment of distributions
Class A	641,527	$ 7,710,690	630,080	$ 7,370,558	54,792	$ 711,744	102,267	$ 1,234,363
Class B	3,365	40,426	6,092	70,958	897	11,667	3,344	40,256
Class C	90,562	1,088,254	128,674	1,500,466	4,824	61,983	14,862	177,154
Class I	139,991	1,682,409	142,961	1,675,593	6,838	89,170	14,131	170,985
Class R1	7,522	90,684	7,655	89,275	565	7,399	1,217	14,785
Class R2	80,702	970,183	81,717	951,792	26,275	341,056	64,547	777,796
Class R3	443,325	5,328,822	384,042	4,484,557	251,633	3,266,194	441,284	5,317,471
Class R4	77,775	934,168	113,782	1,327,703	70,473	921,790	142,750	1,732,989
Class R6	732,775	8,834,452	655,172	7,674,124	449,691	5,872,964	975,307	11,830,480
	2,217,544	$26,680,088	2,150,175	$25,145,026	865,988	$11,283,967	1,759,709	$21,296,279

Notes to Financial Statements  - continued
	MFS Lifetime Income Fund − continued				MFS Lifetime 2025 Fund − continued
	Year ended 4/30/24		Year ended 4/30/23		Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(3,623,282)	$ (43,259,427)	(2,952,373)	$ (35,215,392)	(693,851)	$ (8,926,268)	(612,701)	$ (7,828,647)
Class B	(72,240)	(864,833)	(126,048)	(1,492,382)	(25,476)	(323,566)	(26,841)	(335,916)
Class C	(1,552,584)	(18,522,327)	(1,848,073)	(22,025,488)	(102,770)	(1,286,766)	(78,202)	(973,918)
Class I	(1,069,236)	(12,747,673)	(1,226,165)	(14,545,947)	(27,868)	(358,118)	(143,298)	(1,861,480)
Class R1	(65,730)	(779,285)	(53,033)	(633,153)	(6,450)	(81,552)	(2,528)	(32,292)
Class R2	(777,799)	(9,287,010)	(606,610)	(7,176,513)	(346,049)	(4,363,521)	(429,857)	(5,366,293)
Class R3	(2,607,867)	(31,037,258)	(2,264,031)	(26,893,818)	(2,047,448)	(26,228,062)	(2,371,659)	(30,129,331)
Class R4	(1,306,540)	(15,649,359)	(1,782,203)	(21,306,179)	(1,893,347)	(24,433,399)	(705,124)	(9,088,190)
Class R6	(3,703,919)	(44,368,226)	(6,645,922)	(78,064,102)	(3,772,148)	(48,510,853)	(9,815,696)	(122,096,416)
Class 529A	—	—	(17,366,010)	(172,809,991)	—	—	—	—
	(14,779,197)	$(176,515,398)	(34,870,468)	$(380,162,965)	(8,915,407)	$(114,512,105)	(14,185,906)	$(177,712,483)
Net change
Class A	(487,858)	$ (5,852,779)	2,666,718	$ 32,904,087	908,835	$ 11,482,530	(124,265)	$ (1,672,098)
Class B	(68,101)	(815,210)	(15,465)	(135,602)	(23,973)	(304,235)	(23,497)	(295,660)
Class C	(1,357,119)	(16,175,010)	(1,153,938)	(13,645,577)	(63,105)	(784,738)	8,706	108,040
Class I	(179,813)	(2,112,620)	25,720	527,853	3,783	47,031	(90,855)	(1,206,903)
Class R1	(8,875)	(95,545)	91,152	1,122,765	(1,761)	(21,089)	4,258	54,013
Class R2	(396,242)	(4,720,780)	1,650,178	20,477,139	(159,117)	(1,972,588)	(121,212)	(1,475,312)
Class R3	29,470	435,824	5,129,479	63,201,136	291,297	3,551,395	(242,701)	(3,397,500)
Class R4	(704,039)	(8,458,390)	1,299,665	16,412,464	(604,199)	(7,736,400)	330,015	4,058,419
Class R6	1,582,534	18,995,032	8,878,756	110,942,300	2,475,190	32,196,784	(3,666,021)	(44,294,453)
Class 529A	—	—	(17,117,917)	(170,314,537)	—	—	—	—
	(1,590,043)	$(18,799,478)	1,454,348	$61,492,028	2,826,950	$36,458,690	(3,925,572)	$(48,121,454)
	MFS Lifetime 2030 Fund				MFS Lifetime 2035 Fund
	Year ended 4/30/24		Year ended 4/30/23		Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,253,897	$ 19,198,135	634,470	$ 9,625,569	845,920	$ 13,745,472	396,735	$ 6,240,446
Class B	4,401	65,705	26	381	621	10,126	8	132
Class C	67,862	1,021,750	88,213	1,308,553	99,531	1,553,631	87,644	1,368,091
Class I	116,231	1,772,462	289,608	4,580,850	447,164	7,342,700	67,567	1,068,723
Class R1	41,152	625,646	33,857	509,895	16,183	267,546	17,097	261,966
Class R2	336,138	5,115,221	542,629	8,132,715	203,532	3,322,750	240,895	3,820,373
Class R3	3,166,069	48,354,143	2,849,602	42,962,175	2,836,797	46,043,906	2,089,044	32,704,299
Class R4	950,994	14,921,978	2,180,010	33,788,712	688,297	11,428,190	780,390	12,309,822
Class R6	8,039,922	124,992,412	7,579,454	115,107,062	6,853,768	112,680,361	6,393,615	100,192,969
	13,976,666	$216,067,452	14,197,869	$216,015,912	11,991,813	$196,394,682	10,072,995	$157,966,821

Notes to Financial Statements  - continued
	MFS Lifetime 2030 Fund − continued				MFS Lifetime 2035 Fund − continued
	Year ended 4/30/24		Year ended 4/30/23		Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	185,877	$ 2,897,817	300,979	$ 4,300,996	54,727	$ 910,656	114,233	$ 1,684,932
Class B	4,767	73,847	11,794	167,118	796	13,252	4,039	59,407
Class C	14,551	222,920	27,873	391,342	6,322	103,689	14,024	204,044
Class I	14,106	221,330	26,543	381,417	9,630	160,724	7,894	116,667
Class R1	6,309	97,913	12,874	183,073	1,252	20,810	3,109	45,789
Class R2	84,364	1,305,107	180,747	2,561,190	21,251	354,472	60,730	896,975
Class R3	530,954	8,251,019	783,227	11,153,148	255,027	4,253,844	539,497	7,968,371
Class R4	94,053	1,481,340	220,844	3,182,368	36,176	608,473	159,150	2,366,563
Class R6	839,137	13,182,837	1,302,388	18,741,359	451,208	7,571,270	1,014,738	15,068,865
	1,774,118	$27,734,130	2,867,269	$41,062,011	836,389	$13,997,190	1,917,414	$28,411,613
Shares reacquired
Class A	(818,593)	$ (12,615,111)	(645,688)	$ (9,809,860)	(462,799)	$ (7,592,441)	(201,754)	$ (3,157,387)
Class B	(74,274)	(1,138,964)	(81,754)	(1,221,737)	(28,720)	(465,336)	(18,522)	(289,977)
Class C	(145,312)	(2,188,657)	(247,132)	(3,709,676)	(65,728)	(1,050,066)	(32,788)	(505,703)
Class I	(185,288)	(2,833,335)	(317,537)	(4,848,674)	(93,132)	(1,527,837)	(32,998)	(518,681)
Class R1	(75,142)	(1,148,929)	(84,132)	(1,266,228)	(8,602)	(139,711)	(12,423)	(193,708)
Class R2	(1,253,869)	(19,054,583)	(900,130)	(13,446,089)	(334,057)	(5,479,141)	(393,276)	(6,036,023)
Class R3	(2,848,091)	(43,809,633)	(2,660,474)	(40,239,632)	(1,596,952)	(25,788,988)	(2,226,349)	(34,962,090)
Class R4	(2,559,145)	(40,055,368)	(2,080,364)	(32,447,960)	(1,999,670)	(32,730,415)	(431,624)	(6,912,686)
Class R6	(3,740,405)	(58,248,436)	(9,462,838)	(140,048,239)	(3,026,268)	(49,953,904)	(7,435,492)	(113,101,010)
	(11,700,119)	$(181,093,016)	(16,480,049)	$(247,038,095)	(7,615,928)	$(124,727,839)	(10,785,226)	$(165,677,265)
Net change
Class A	621,181	$ 9,480,841	289,761	$ 4,116,705	437,848	$ 7,063,687	309,214	$ 4,767,991
Class B	(65,106)	(999,412)	(69,934)	(1,054,238)	(27,303)	(441,958)	(14,475)	(230,438)
Class C	(62,899)	(943,987)	(131,046)	(2,009,781)	40,125	607,254	68,880	1,066,432
Class I	(54,951)	(839,543)	(1,386)	113,593	363,662	5,975,587	42,463	666,709
Class R1	(27,681)	(425,370)	(37,401)	(573,260)	8,833	148,645	7,783	114,047
Class R2	(833,367)	(12,634,255)	(176,754)	(2,752,184)	(109,274)	(1,801,919)	(91,651)	(1,318,675)
Class R3	848,932	12,795,529	972,355	13,875,691	1,494,872	24,508,762	402,192	5,710,580
Class R4	(1,514,098)	(23,652,050)	320,490	4,523,120	(1,275,197)	(20,693,752)	507,916	7,763,699
Class R6	5,138,654	79,926,813	(580,996)	(6,199,818)	4,278,708	70,297,727	(27,139)	2,160,824
	4,050,665	$62,708,566	585,089	$10,039,828	5,212,274	$85,664,033	1,205,183	$20,701,169
	MFS Lifetime 2040 Fund				MFS Lifetime 2045 Fund
	Year ended 4/30/24		Year ended 4/30/23		Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	946,864	$ 16,834,351	513,194	$ 8,703,305	666,031	$ 11,641,031	360,922	$ 6,075,782
Class B	48	875	1,406	23,383	—	—	—	—
Class C	62,709	1,082,701	66,352	1,102,996	41,313	715,050	58,066	946,570
Class I	420,595	7,615,489	259,384	4,460,483	538,307	9,500,323	50,698	857,100
Class R1	28,918	506,325	42,218	701,564	8,044	141,409	10,285	170,810
Class R2	399,453	6,993,541	504,169	8,499,721	183,933	3,200,852	145,317	2,419,509
Class R3	2,545,885	44,943,987	2,606,391	43,902,492	2,059,762	35,693,902	1,977,527	32,736,692
Class R4	695,059	12,658,694	1,874,637	32,476,792	501,962	9,036,933	691,181	11,642,980
Class R6	6,079,912	109,493,942	7,294,741	123,888,531	4,291,496	76,058,561	6,350,626	105,138,036
	11,179,443	$200,129,905	13,162,492	$223,759,267	8,290,848	$145,988,061	9,644,622	$159,987,479

Notes to Financial Statements  - continued
	MFS Lifetime 2040 Fund − continued				MFS Lifetime 2045 Fund − continued
	Year ended 4/30/24		Year ended 4/30/23		Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	97,076	$ 1,759,015	165,639	$ 2,640,289	45,382	$ 812,791	73,378	$ 1,148,366
Class B	2,093	37,949	6,913	109,985	642	11,479	2,204	34,388
Class C	10,303	182,978	24,626	384,906	4,107	72,616	8,470	130,945
Class I	18,663	340,787	29,468	473,251	13,985	251,868	10,156	159,746
Class R1	4,360	78,441	10,378	164,288	714	12,770	1,412	22,090
Class R2	65,915	1,188,447	138,247	2,192,601	14,791	264,607	36,016	562,575
Class R3	367,191	6,649,838	619,639	9,870,855	257,975	4,617,751	457,387	7,153,536
Class R4	75,691	1,390,437	152,368	2,459,223	29,479	532,104	77,071	1,213,873
Class R6	595,124	10,914,574	983,420	15,852,736	385,111	6,935,853	764,854	12,023,500
	1,236,416	$22,542,466	2,130,698	$34,148,134	752,186	$13,511,839	1,430,948	$22,449,019
Shares reacquired
Class A	(464,821)	$ (8,373,801)	(441,711)	$ (7,479,502)	(277,650)	$ (4,949,692)	(135,163)	$ (2,252,069)
Class B	(44,382)	(792,009)	(39,301)	(659,656)	(17,663)	(310,588)	(3,423)	(56,124)
Class C	(137,989)	(2,426,973)	(128,016)	(2,107,011)	(29,605)	(521,739)	(22,144)	(358,910)
Class I	(184,739)	(3,240,198)	(113,521)	(1,939,016)	(108,758)	(1,926,746)	(9,287)	(155,223)
Class R1	(52,026)	(918,562)	(95,222)	(1,577,743)	(5,495)	(93,704)	(2,953)	(49,597)
Class R2	(686,221)	(11,947,615)	(693,165)	(11,684,879)	(293,980)	(5,087,073)	(195,770)	(3,180,632)
Class R3	(1,720,379)	(30,487,687)	(2,392,144)	(40,333,406)	(1,093,003)	(19,181,629)	(1,876,195)	(31,002,736)
Class R4	(1,555,706)	(28,437,986)	(1,307,817)	(23,037,134)	(839,579)	(15,033,360)	(533,032)	(9,073,829)
Class R6	(2,556,551)	(46,274,734)	(5,731,402)	(94,961,768)	(2,357,427)	(41,760,702)	(4,756,652)	(76,854,711)
	(7,402,814)	$(132,899,565)	(10,942,299)	$(183,780,115)	(5,023,160)	$(88,865,233)	(7,534,619)	$(122,983,831)
Net change
Class A	579,119	$ 10,219,565	237,122	$ 3,864,092	433,763	$ 7,504,130	299,137	$ 4,972,079
Class B	(42,241)	(753,185)	(30,982)	(526,288)	(17,021)	(299,109)	(1,219)	(21,736)
Class C	(64,977)	(1,161,294)	(37,038)	(619,109)	15,815	265,927	44,392	718,605
Class I	254,519	4,716,078	175,331	2,994,718	443,534	7,825,445	51,567	861,623
Class R1	(18,748)	(333,796)	(42,626)	(711,891)	3,263	60,475	8,744	143,303
Class R2	(220,853)	(3,765,627)	(50,749)	(992,557)	(95,256)	(1,621,614)	(14,437)	(198,548)
Class R3	1,192,697	21,106,138	833,886	13,439,941	1,224,734	21,130,024	558,719	8,887,492
Class R4	(784,956)	(14,388,855)	719,188	11,898,881	(308,138)	(5,464,323)	235,220	3,783,024
Class R6	4,118,485	74,133,782	2,546,759	44,779,499	2,319,180	41,233,712	2,358,828	40,306,825
	5,013,045	$89,772,806	4,350,891	$74,127,286	4,019,874	$70,634,667	3,540,951	$59,452,667
	MFS Lifetime 2050 Fund				MFS Lifetime 2055 Fund
	Year ended 4/30/24		Year ended 4/30/23		Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	498,499	$ 10,464,915	364,851	$ 7,302,330	452,686	$ 8,220,810	363,044	$ 6,220,154
Class B	—	—	372	6,839	—	1	—	—
Class C	42,474	877,810	51,556	1,001,183	32,081	572,690	32,632	553,339
Class I	305,222	6,540,076	1,093,643	22,813,928	141,997	2,578,594	48,946	827,616
Class R1	8,245	170,195	8,099	159,745	31,344	563,497	25,465	433,844
Class R2	221,963	4,604,732	284,399	5,645,668	184,668	3,350,254	213,502	3,701,473
Class R3	1,806,883	37,591,194	1,871,007	36,985,841	1,703,476	30,808,082	1,669,100	28,639,603
Class R4	671,222	14,262,529	1,525,549	30,666,021	308,798	5,687,609	564,425	9,890,646
Class R6	4,412,784	94,359,399	5,090,385	100,592,550	3,582,057	66,134,754	4,457,184	76,341,194
	7,967,292	$168,870,850	10,289,861	$205,174,105	6,437,107	$117,916,291	7,374,298	$126,607,869

Notes to Financial Statements  - continued
	MFS Lifetime 2050 Fund − continued				MFS Lifetime 2055 Fund − continued
	Year ended 4/30/24		Year ended 4/30/23		Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	46,147	$ 991,233	70,311	$ 1,319,739	30,445	$ 562,927	46,652	$ 753,900
Class B	752	16,004	2,960	54,886	565	10,463	1,560	25,204
Class C	4,575	96,111	9,289	170,724	3,779	69,038	7,468	119,339
Class I	7,892	169,529	18,433	345,992	5,373	99,394	2,574	41,647
Class R1	904	19,093	1,958	36,156	2,018	36,957	2,645	42,431
Class R2	23,136	491,870	52,623	977,206	14,437	267,237	28,692	464,238
Class R3	222,629	4,737,550	366,990	6,826,023	171,338	3,169,752	261,293	4,225,102
Class R4	67,512	1,450,164	76,054	1,427,526	21,764	406,558	54,721	892,500
Class R6	371,385	7,966,216	582,906	10,917,829	298,627	5,569,392	398,254	6,487,552
	744,932	$15,937,770	1,181,524	$22,076,081	548,346	$10,191,718	803,859	$13,051,913
Shares reacquired
Class A	(220,339)	$ (4,700,869)	(122,541)	$ (2,469,370)	(234,153)	$ (4,332,340)	(114,006)	$ (1,964,255)
Class B	(20,999)	(430,749)	(13,862)	(269,697)	(9,602)	(178,417)	(4,841)	(83,808)
Class C	(32,511)	(674,738)	(36,150)	(718,589)	(34,307)	(613,349)	(22,760)	(384,928)
Class I	(81,865)	(1,790,936)	(1,059,375)	(21,335,496)	(23,738)	(438,807)	(3,603)	(61,762)
Class R1	(5,716)	(116,743)	(10,515)	(204,381)	(6,670)	(116,776)	(4,291)	(73,609)
Class R2	(443,539)	(9,215,515)	(317,299)	(6,285,691)	(220,907)	(3,960,217)	(212,801)	(3,589,164)
Class R3	(958,581)	(20,001,069)	(1,750,365)	(34,375,588)	(690,976)	(12,557,894)	(1,525,477)	(25,963,858)
Class R4	(1,258,510)	(27,811,457)	(500,642)	(10,262,398)	(771,917)	(14,310,867)	(341,873)	(6,073,727)
Class R6	(1,607,005)	(33,859,285)	(2,963,605)	(57,414,823)	(1,484,948)	(27,248,120)	(1,964,136)	(33,247,965)
	(4,629,065)	$(98,601,361)	(6,774,354)	$(133,336,033)	(3,477,218)	$(63,756,787)	(4,193,788)	$(71,443,076)
Net change
Class A	324,307	$ 6,755,279	312,621	$ 6,152,699	248,978	$ 4,451,397	295,690	$ 5,009,799
Class B	(20,247)	(414,745)	(10,530)	(207,972)	(9,037)	(167,953)	(3,281)	(58,604)
Class C	14,538	299,183	24,695	453,318	1,553	28,379	17,340	287,750
Class I	231,249	4,918,669	52,701	1,824,424	123,632	2,239,181	47,917	807,501
Class R1	3,433	72,545	(458)	(8,480)	26,692	483,678	23,819	402,666
Class R2	(198,440)	(4,118,913)	19,723	337,183	(21,802)	(342,726)	29,393	576,547
Class R3	1,070,931	22,327,675	487,632	9,436,276	1,183,838	21,419,940	404,916	6,900,847
Class R4	(519,776)	(12,098,764)	1,100,961	21,831,149	(441,355)	(8,216,700)	277,273	4,709,419
Class R6	3,177,164	68,466,330	2,709,686	54,095,556	2,395,736	44,456,026	2,891,302	49,580,781
	4,083,159	$86,207,259	4,697,031	$93,914,153	3,508,235	$64,351,222	3,984,369	$68,216,706
	MFS Lifetime 2060 Fund				MFS Lifetime 2065 Fund
	Year ended 4/30/24		Year ended 4/30/23		Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	330,365	$ 4,802,584	280,404	$ 3,849,663	84,330	$ 755,593	37,159	$ 306,713
Class C	25,886	373,801	23,016	313,628	10,709	95,053	5,583	45,712
Class I	9,681	140,686	7,598	104,441	2,831	25,327	2,053	17,106
Class R1	—	—	—	—	—	—	937	8,000
Class R2	115,076	1,671,886	94,774	1,302,985	15,251	135,941	5,108	42,003
Class R3	1,692,201	24,590,194	1,597,954	21,886,101	706,776	6,179,087	204,615	1,673,072
Class R4	217,560	3,194,772	385,411	5,338,715	76,583	701,316	59,769	501,316
Class R6	3,276,896	48,681,073	2,944,975	40,407,482	854,619	7,723,168	346,587	2,857,157
	5,667,665	$83,454,996	5,334,132	$73,203,015	1,751,099	$15,615,485	661,811	$5,451,079

Notes to Financial Statements  - continued
	MFS Lifetime 2060 Fund − continued				MFS Lifetime 2065 Fund − continued
	Year ended 4/30/24		Year ended 4/30/23		Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	26,950	$ 400,479	36,105	$ 467,922	1,994	$ 18,104	1,679	$ 13,148
Class B	198	2,951	505	6,556	—	—	—	—
Class C	1,993	29,379	3,075	39,581	198	1,798	243	1,908
Class I	1,071	16,051	1,279	16,695	206	1,874	295	2,318
Class R1	173	2,592	257	3,344	79	717	188	1,477
Class R2	5,090	75,636	6,174	80,011	374	3,392	354	2,772
Class R3	112,198	1,669,507	131,616	1,707,057	12,018	109,122	1,729	13,541
Class R4	13,310	199,256	14,728	192,059	1,852	16,855	263	2,062
Class R6	163,715	2,457,355	185,053	2,418,637	14,578	132,658	7,624	59,774
	324,698	$4,853,206	378,792	$4,931,862	31,299	$284,520	12,375	$97,000
Shares reacquired
Class A	(158,693)	$ (2,323,292)	(52,387)	$ (721,858)	(8,798)	$ (80,800)	(2,185)	$ (18,063)
Class B	(2,616)	(37,697)	(695)	(9,465)	—	—	—	—
Class C	(10,786)	(153,639)	(8,506)	(117,688)	(2,006)	(16,778)	(1,165)	(9,596)
Class I	(1,964)	(29,146)	(653)	(8,799)	(14)	(125)	(6)	(50)
Class R2	(66,686)	(966,549)	(87,171)	(1,156,842)	(229)	(2,005)	(206)	(1,698)
Class R3	(779,084)	(11,422,857)	(582,305)	(7,965,743)	(245,779)	(2,201,249)	(5,437)	(44,373)
Class R4	(514,994)	(7,808,611)	(48,890)	(682,539)	(95,624)	(917,601)	(1,458)	(12,155)
Class R6	(1,075,189)	(15,874,911)	(1,277,186)	(17,216,728)	(263,822)	(2,349,995)	(31,267)	(260,044)
	(2,610,012)	$(38,616,702)	(2,057,793)	$(27,879,662)	(616,272)	$(5,568,553)	(41,724)	$(345,979)
Net change
Class A	198,622	$ 2,879,771	264,122	$ 3,595,727	77,526	$ 692,897	36,653	$ 301,798
Class B	(2,418)	(34,746)	(190)	(2,909)	—	—	—	—
Class C	17,093	249,541	17,585	235,521	8,901	80,073	4,661	38,024
Class I	8,788	127,591	8,224	112,337	3,023	27,076	2,342	19,374
Class R1	173	2,592	257	3,344	79	717	1,125	9,477
Class R2	53,480	780,973	13,777	226,154	15,396	137,328	5,256	43,077
Class R3	1,025,315	14,836,844	1,147,265	15,627,415	473,015	4,086,960	200,907	1,642,240
Class R4	(284,124)	(4,414,583)	351,249	4,848,235	(17,189)	(199,430)	58,574	491,223
Class R6	2,365,422	35,263,517	1,852,842	25,609,391	605,375	5,505,831	322,944	2,656,887
	3,382,351	$49,691,500	3,655,131	$50,255,215	1,166,126	$10,331,452	632,462	$5,202,100
Effective June 1, 2019, purchases of each fund's Class B shares were closed to new and existing investors subject to certain exceptions. For the MFS Lifetime Income Fund, effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022. Effective September 29, 2023, purchases of each fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund,

Notes to Financial Statements  - continued
based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2024, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Commitment Fee	$3,383	$1,911	$3,771	$2,583	$3,469
Interest Expense	—	—	—	—	—
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Commitment Fee	$2,222	$2,370	$1,487	$766	$54
Interest Expense	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$12,753,411	$1,192,835	$6,448,121	$1,311,260	$1,169,753	$9,979,138
MFS Blended Research Growth Equity Fund	12,750,500	1,089,537	7,453,583	2,735,156	793,064	9,914,674
MFS Blended Research International Equity Fund	15,855,510	2,305,284	3,714,463	323,630	748,018	15,517,979
MFS Blended Research Mid Cap Equity Fund	18,955,645	2,813,150	7,096,470	978,546	2,760,692	18,411,563
MFS Blended Research Small Cap Equity Fund	6,331,179	1,113,748	2,249,922	229,828	691,477	6,116,310
MFS Blended Research Value Equity Fund	12,717,549	1,564,140	3,789,651	561,893	1,299,532	12,353,463
MFS Commodity Strategy Fund	12,582,368	2,603,138	3,041,174	(520,073)	669,700	12,293,959
MFS Emerging Markets Debt Fund	6,383,067	740,223	976,835	(151,256)	262,816	6,258,015
MFS Emerging Markets Debt Local Currency Fund	6,374,369	1,007,250	869,568	(117,426)	(187,518)	6,207,107
MFS Global Opportunistic Bond Fund	44,494,136	4,059,538	4,439,946	(648,765)	247,856	43,712,819
MFS Global Real Estate Fund	12,817,794	3,078,686	3,449,488	75,581	(417,998)	12,104,575
MFS Government Securities Fund	63,637,758	7,443,769	8,952,353	(1,572,408)	(2,542,472)	58,014,294
MFS Growth Fund	12,799,178	1,544,089	7,409,748	4,737,582	(1,815,193)	9,855,908
MFS High Income Fund	12,734,315	1,318,406	1,668,225	(149,987)	313,221	12,547,730
MFS Inflation-Adjusted Bond Fund	63,337,536	8,428,404	5,807,188	(871,810)	(3,440,160)	61,646,782
MFS Institutional Money Market Portfolio	1,185,439	47,123,555	29,605,477	(572)	(1,509)	18,701,436
MFS International Growth Fund	3,177,724	602,152	723,126	83,191	(45,512)	3,094,429
MFS International Intrinsic Value Fund	3,167,247	767,026	805,784	43,293	(82,550)	3,089,232
MFS Limited Maturity Fund	126,986,442	15,400,799	17,245,817	(902,407)	850,368	125,089,385
MFS Mid Cap Growth Fund	9,478,592	1,196,565	3,256,838	1,656,554	27,817	9,102,690
MFS Mid Cap Value Fund	9,546,504	1,473,890	2,919,714	717,052	454,185	9,271,917
MFS New Discovery Fund	3,166,334	584,069	967,915	83,855	171,199	3,037,542
MFS New Discovery Value Fund	3,170,373	773,443	1,019,005	37,088	118,291	3,080,190
MFS Research Fund	12,773,916	1,621,593	5,899,294	2,803,744	(1,359,085)	9,940,874
MFS Research International Fund	9,529,108	1,500,917	2,001,535	228,853	48,504	9,305,847
MFS Total Return Bond Fund	127,339,190	12,931,401	14,676,286	(2,189,734)	(2,931,654)	120,472,917
MFS Value Fund	12,703,076	2,275,524	3,137,353	280,878	263,823	12,385,948
	$636,748,260	$126,553,131	$149,624,879	$9,763,546	$(1,933,335)	$621,506,723

Notes to Financial Statements  - continued
	MFS Lifetime Income Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$114,670	$325,809
MFS Blended Research Growth Equity Fund	77,350	—
MFS Blended Research International Equity Fund	462,320	—
MFS Blended Research Mid Cap Equity Fund	231,365	240,591
MFS Blended Research Small Cap Equity Fund	59,561	—
MFS Blended Research Value Equity Fund	198,073	271,299
MFS Commodity Strategy Fund	278,566	—
MFS Emerging Markets Debt Fund	415,500	—
MFS Emerging Markets Debt Local Currency Fund	334,364	—
MFS Global Opportunistic Bond Fund	1,451,781	—
MFS Global Real Estate Fund	255,900	—
MFS Government Securities Fund	2,312,597	—
MFS Growth Fund	—	530,083
MFS High Income Fund	801,707	—
MFS Inflation-Adjusted Bond Fund	2,618,307	—
MFS Institutional Money Market Portfolio	414,254	—
MFS International Growth Fund	49,025	43,399
MFS International Intrinsic Value Fund	65,257	290,080
MFS Limited Maturity Fund	5,201,545	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	290,494	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	42,771	159,443
MFS Research Fund	94,194	659,354
MFS Research International Fund	179,929	—
MFS Total Return Bond Fund	5,490,325	—
MFS Value Fund	162,734	892,951
	$21,602,589	$3,413,009

Notes to Financial Statements  - continued
	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,492,247	$1,257,650	$4,148,308	$738,559	$987,649	$7,327,797
MFS Blended Research Growth Equity Fund	8,492,130	1,234,112	4,876,064	1,587,443	867,621	7,305,242
MFS Blended Research International Equity Fund	11,025,832	1,953,231	2,450,225	142,889	630,592	11,302,319
MFS Blended Research Mid Cap Equity Fund	11,760,480	2,485,229	4,100,655	400,123	2,053,211	12,598,388
MFS Blended Research Small Cap Equity Fund	3,378,300	1,041,687	1,106,145	50,083	471,352	3,835,277
MFS Blended Research Value Equity Fund	8,470,913	1,478,855	2,447,144	258,249	1,031,302	8,792,175
MFS Commodity Strategy Fund	6,687,111	2,500,545	1,599,486	(276,179)	355,881	7,667,872
MFS Emerging Markets Debt Fund	5,064,411	802,952	950,261	(218,876)	309,138	5,007,364
MFS Emerging Markets Debt Local Currency Fund	5,067,227	916,119	745,992	(68,498)	(180,284)	4,988,572
MFS Global Opportunistic Bond Fund	23,787,007	5,564,178	1,982,598	(331,962)	127,870	27,164,495
MFS Global Real Estate Fund	6,838,795	2,417,138	1,413,629	8,144	(219,176)	7,631,272
MFS Government Securities Fund	34,027,368	8,853,257	4,498,148	(747,734)	(1,587,789)	36,046,954
MFS Growth Fund	8,532,516	1,602,650	4,889,221	2,303,268	(263,185)	7,286,028
MFS High Income Fund	10,114,699	1,538,880	1,767,631	(186,942)	316,555	10,015,561
MFS Inflation-Adjusted Bond Fund	33,870,126	9,635,238	2,827,169	(438,216)	(1,973,261)	38,266,718
MFS Institutional Money Market Portfolio	951,899	18,846,863	8,155,722	(450)	(1,018)	11,641,572
MFS International Growth Fund	2,554,329	502,652	611,624	49,791	(20,103)	2,475,045
MFS International Intrinsic Value Fund	2,547,706	618,070	660,196	24,169	(59,806)	2,469,943
MFS Limited Maturity Fund	51,272,740	19,191,592	3,909,869	(242,312)	226,831	66,538,982
MFS Mid Cap Growth Fund	5,905,229	1,175,721	1,904,856	466,661	636,066	6,278,821
MFS Mid Cap Value Fund	5,938,656	1,265,499	1,636,965	90,233	678,806	6,336,229
MFS New Discovery Fund	1,693,447	532,716	464,030	19,034	130,471	1,911,638
MFS New Discovery Value Fund	1,693,248	616,398	479,795	9,632	80,420	1,919,903
MFS Research Fund	8,504,333	1,563,790	3,747,058	773,434	224,349	7,318,848
MFS Research International Fund	5,973,975	1,288,211	1,115,439	28,958	161,337	6,337,042
MFS Total Return Bond Fund	59,783,776	16,232,981	4,052,279	(832,371)	(1,770,780)	69,361,327
MFS Value Fund	8,473,904	1,932,961	1,977,663	43,797	328,166	8,801,165
	$340,902,404	$107,049,175	$68,518,172	$3,650,927	$3,542,215	$386,626,549

Notes to Financial Statements  - continued
	MFS Lifetime 2025 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$83,368	$236,874
MFS Blended Research Growth Equity Fund	56,162	—
MFS Blended Research International Equity Fund	336,056	—
MFS Blended Research Mid Cap Equity Fund	155,585	161,788
MFS Blended Research Small Cap Equity Fund	35,301	—
MFS Blended Research Value Equity Fund	140,345	192,229
MFS Commodity Strategy Fund	170,426	—
MFS Emerging Markets Debt Fund	333,467	—
MFS Emerging Markets Debt Local Currency Fund	268,512	—
MFS Global Opportunistic Bond Fund	847,997	—
MFS Global Real Estate Fund	152,842	—
MFS Government Securities Fund	1,342,703	—
MFS Growth Fund	—	380,576
MFS High Income Fund	642,750	—
MFS Inflation-Adjusted Bond Fund	1,504,982	—
MFS Institutional Money Market Portfolio	256,020	—
MFS International Growth Fund	45,168	30,041
MFS International Intrinsic Value Fund	53,072	235,920
MFS Limited Maturity Fund	2,445,802	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	103,096	91,076
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	51,787	66,485
MFS Research Fund	68,103	476,703
MFS Research International Fund	120,524	—
MFS Total Return Bond Fund	2,871,712	—
MFS Value Fund	170,994	574,449
	$12,256,774	$2,446,141

Notes to Financial Statements  - continued
	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$24,199,011	$2,066,549	$8,597,424	$1,438,516	$3,685,567	$22,792,219
MFS Blended Research Growth Equity Fund	24,202,990	1,879,101	10,709,681	2,882,242	4,378,469	22,633,121
MFS Blended Research International Equity Fund	34,356,888	4,043,047	4,238,935	183,699	2,254,513	36,599,212
MFS Blended Research Mid Cap Equity Fund	37,514,705	4,433,383	11,275,613	1,587,307	6,060,967	38,320,749
MFS Blended Research Small Cap Equity Fund	8,552,667	1,280,596	2,215,077	175,134	1,104,120	8,897,440
MFS Blended Research Value Equity Fund	24,102,443	2,577,376	4,391,854	386,194	3,349,354	26,023,513
MFS Commodity Strategy Fund	16,990,558	3,918,214	3,075,900	(737,031)	964,839	18,060,680
MFS Emerging Markets Debt Fund	17,262,057	2,187,949	1,591,395	(396,180)	713,143	18,175,574
MFS Emerging Markets Debt Local Currency Fund	13,859,609	2,952,147	486,989	(61,032)	(703,257)	15,560,478
MFS Global Opportunistic Bond Fund	41,621,545	10,069,956	861,490	(159,379)	(219,745)	50,450,887
MFS Global Real Estate Fund	17,370,095	3,237,468	2,545,694	39,100	(537,247)	17,563,722
MFS Government Securities Fund	69,170,001	15,328,165	6,602,961	(1,275,663)	(3,488,525)	73,131,017
MFS Growth Fund	24,365,037	2,801,869	10,677,806	4,934,923	1,086,592	22,510,615
MFS High Income Fund	27,685,361	5,255,916	1,466,215	(211,780)	602,467	31,865,749
MFS Inflation-Adjusted Bond Fund	58,854,970	17,969,451	1,563,450	(359,006)	(3,879,879)	71,022,086
MFS Institutional Money Market Portfolio	861,210	41,540,562	18,454,753	(955)	(2,077)	23,943,987
MFS International Growth Fund	8,681,370	1,285,042	1,056,183	71,161	32,934	9,014,324
MFS International Intrinsic Value Fund	8,643,267	1,849,945	1,326,733	35,858	(146,321)	9,056,016
MFS International New Discovery Fund	3,443,196	154,109	1,257,693	394,247	(408,604)	2,325,255
MFS Limited Maturity Fund	35,401,757	20,537,599	453,927	(34,070)	21,649	55,473,008
MFS Mid Cap Growth Fund	18,779,895	1,546,592	4,879,145	2,146,956	1,267,633	18,861,931
MFS Mid Cap Value Fund	18,934,027	2,301,283	4,302,289	566,457	1,820,253	19,319,731
MFS New Discovery Fund	4,285,537	683,628	892,783	42,339	314,143	4,432,864
MFS New Discovery Value Fund	4,282,850	967,844	944,208	30,073	184,389	4,520,948
MFS Research Fund	24,259,980	2,880,051	7,394,108	1,904,849	1,051,429	22,702,201
MFS Research International Fund	17,328,831	2,232,375	1,973,171	85,612	443,881	18,117,528
MFS Total Return Bond Fund	83,572,771	22,233,682	3,870,398	(915,489)	(2,776,690)	98,243,876
MFS Value Fund	24,074,652	3,772,632	2,880,284	62,798	1,016,054	26,045,852
	$692,657,280	$181,986,531	$119,986,159	$12,816,880	$18,190,051	$785,664,583

Notes to Financial Statements  - continued
	MFS Lifetime 2030 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$246,626	$700,734
MFS Blended Research Growth Equity Fund	166,636	—
MFS Blended Research International Equity Fund	1,050,100	—
MFS Blended Research Mid Cap Equity Fund	481,737	500,944
MFS Blended Research Small Cap Equity Fund	87,441	—
MFS Blended Research Value Equity Fund	402,571	551,398
MFS Commodity Strategy Fund	394,758	—
MFS Emerging Markets Debt Fund	1,167,582	—
MFS Emerging Markets Debt Local Currency Fund	786,235	—
MFS Global Opportunistic Bond Fund	1,529,201	—
MFS Global Real Estate Fund	372,605	—
MFS Government Securities Fund	2,714,522	—
MFS Growth Fund	—	1,131,001
MFS High Income Fund	1,881,279	—
MFS Inflation-Adjusted Bond Fund	2,647,522	—
MFS Institutional Money Market Portfolio	497,168	—
MFS International Growth Fund	158,200	105,214
MFS International Intrinsic Value Fund	185,752	825,711
MFS International New Discovery Fund	56,386	63,204
MFS Limited Maturity Fund	1,876,102	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	317,384	280,381
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	127,083	161,299
MFS Research Fund	201,569	1,410,967
MFS Research International Fund	340,729	—
MFS Total Return Bond Fund	4,047,027	—
MFS Value Fund	492,484	1,640,349
	$22,228,699	$7,371,202

Notes to Financial Statements  - continued
	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$20,933,184	$2,371,650	$5,063,821	$291,041	$4,427,538	$22,959,592
MFS Blended Research Emerging Markets Equity Fund	1,131,106	43,149	342,658	25,162	45,599	902,358
MFS Blended Research Growth Equity Fund	20,923,361	2,338,962	7,112,976	1,137,968	5,531,352	22,818,667
MFS Blended Research International Equity Fund	33,480,954	6,392,316	2,144,528	18,104	2,555,916	40,302,762
MFS Blended Research Mid Cap Equity Fund	36,814,562	6,667,917	6,820,314	373,245	7,713,492	44,748,902
MFS Blended Research Small Cap Equity Fund	8,056,788	1,988,971	1,577,397	83,131	1,156,746	9,708,239
MFS Blended Research Value Equity Fund	20,856,626	3,241,357	2,032,783	53,474	3,362,926	25,481,600
MFS Commodity Strategy Fund	16,024,683	5,703,234	2,281,337	(437,832)	697,318	19,706,066
MFS Emerging Markets Debt Fund	14,018,435	4,131,081	534,000	(162,959)	433,962	17,886,519
MFS Emerging Markets Debt Local Currency Fund	9,337,763	3,441,928	373,368	(60,457)	(528,108)	11,817,758
MFS Emerging Markets Equity Fund	1,136,619	48,169	333,928	45,479	2,781	899,120
MFS Global Opportunistic Bond Fund	18,737,685	8,153,530	476,374	(103,156)	(111,270)	26,200,415
MFS Global Real Estate Fund	16,348,531	5,340,740	1,889,975	(6,582)	(563,801)	19,228,913
MFS Government Securities Fund	23,917,217	18,237,251	1,061,207	(211,150)	(1,831,216)	39,050,895
MFS Growth Fund	21,010,721	3,215,887	7,052,602	1,166,574	4,390,006	22,730,586
MFS High Income Fund	18,647,015	6,005,828	896,303	(139,517)	391,257	24,008,280
MFS Inflation-Adjusted Bond Fund	28,016,468	12,584,732	980,701	(251,165)	(1,855,769)	37,513,565
MFS Institutional Money Market Portfolio	405,291	32,854,660	15,432,693	(41)	(843)	17,826,374
MFS International Growth Fund	9,261,015	1,910,585	664,075	(3,547)	110,748	10,614,726
MFS International Intrinsic Value Fund	9,229,352	2,437,341	921,611	(19,585)	(93,327)	10,632,170
MFS International New Discovery Fund	6,944,688	1,232,533	504,097	(2,350)	3,438	7,674,212
MFS Mid Cap Growth Fund	18,432,674	3,025,250	2,913,129	173,945	3,389,986	22,108,726
MFS Mid Cap Value Fund	18,530,981	3,885,952	2,369,319	80,171	2,448,617	22,576,402
MFS New Discovery Fund	4,033,999	1,039,977	602,439	(279)	345,686	4,816,944
MFS New Discovery Value Fund	4,037,581	1,240,175	598,177	6,332	201,231	4,887,142
MFS Research Fund	20,972,227	3,263,406	4,044,007	130,965	2,576,551	22,899,142
MFS Research International Fund	15,087,510	3,710,395	653,305	(11,698)	529,889	18,662,791
MFS Total Return Bond Fund	28,334,754	14,050,625	2,138,101	(502,952)	(893,439)	38,850,887
MFS Value Fund	20,820,185	4,886,450	1,190,680	(7,798)	1,013,543	25,521,700
	$465,481,975	$163,444,051	$73,005,905	$1,664,523	$35,450,809	$593,035,453

Notes to Financial Statements  - continued
	MFS Lifetime 2035 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$228,081	$648,040
MFS Blended Research Emerging Markets Equity Fund	27,488	—
MFS Blended Research Growth Equity Fund	154,226	—
MFS Blended Research International Equity Fund	1,073,985	—
MFS Blended Research Mid Cap Equity Fund	511,026	531,402
MFS Blended Research Small Cap Equity Fund	85,486	—
MFS Blended Research Value Equity Fund	365,641	500,815
MFS Commodity Strategy Fund	394,729	—
MFS Emerging Markets Debt Fund	1,042,050	—
MFS Emerging Markets Debt Local Currency Fund	557,608	—
MFS Emerging Markets Equity Fund	26,696	—
MFS Global Opportunistic Bond Fund	739,463	—
MFS Global Real Estate Fund	371,676	—
MFS Government Securities Fund	1,188,015	—
MFS Growth Fund	—	1,042,414
MFS High Income Fund	1,332,833	—
MFS Inflation-Adjusted Bond Fund	1,301,724	—
MFS Institutional Money Market Portfolio	334,291	—
MFS International Growth Fund	174,502	116,057
MFS International Intrinsic Value Fund	205,085	911,650
MFS International New Discovery Fund	145,139	162,691
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	336,739	297,479
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	125,870	160,979
MFS Research Fund	186,308	1,304,135
MFS Research International Fund	320,490	—
MFS Total Return Bond Fund	1,486,418	—
MFS Value Fund	449,994	1,492,075
	$13,165,563	$7,167,737

Notes to Financial Statements  - continued
	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$30,767,881	$2,905,549	$5,445,104	$(55,935)	$7,018,621	$35,191,012
MFS Blended Research Emerging Markets Equity Fund	3,808,808	674,798	249,838	2,500	328,946	4,565,214
MFS Blended Research Growth Equity Fund	31,523,456	2,316,416	8,221,850	981,864	9,045,137	35,645,023
MFS Blended Research International Equity Fund	55,709,237	10,291,105	1,430,636	(8,228)	4,399,900	68,961,378
MFS Blended Research Mid Cap Equity Fund	56,349,616	7,604,111	6,420,538	269,611	12,176,592	69,979,392
MFS Blended Research Small Cap Equity Fund	12,947,903	2,735,705	1,954,127	97,970	1,887,983	15,715,434
MFS Blended Research Value Equity Fund	31,385,022	4,336,422	1,901,295	49,021	5,132,894	39,002,064
MFS Commodity Strategy Fund	25,784,128	9,076,125	2,781,376	(893,279)	1,312,091	32,497,689
MFS Emerging Markets Debt Fund	13,981,720	5,762,752	273,746	(80,431)	389,071	19,779,366
MFS Emerging Markets Debt Local Currency Fund	9,301,734	4,518,370	155,029	(19,860)	(613,014)	13,032,201
MFS Emerging Markets Equity Fund	3,832,575	697,047	218,105	251	217,477	4,529,245
MFS Global Opportunistic Bond Fund	13,921,788	6,198,376	250,853	(50,841)	(99,485)	19,718,985
MFS Global Real Estate Fund	26,291,662	7,999,145	2,270,932	(23,848)	(868,367)	31,127,660
MFS Growth Fund	31,652,657	3,898,015	8,365,048	888,130	7,432,796	35,506,550
MFS High Income Fund	18,577,669	8,167,971	487,479	(74,915)	357,886	26,541,132
MFS Inflation-Adjusted Bond Fund	26,889,307	11,037,318	980,721	(229,909)	(1,761,699)	34,954,296
MFS Institutional Money Market Portfolio	351,457	32,098,988	14,447,677	(603)	(1,170)	18,000,995
MFS International Growth Fund	16,819,326	3,761,539	544,283	3,789	216,152	20,256,523
MFS International Intrinsic Value Fund	16,781,719	4,657,610	802,209	(16,986)	(182,526)	20,437,608
MFS International New Discovery Fund	15,303,063	3,055,382	721,916	(5,094)	31,500	17,662,935
MFS Mid Cap Growth Fund	28,200,760	3,219,632	2,428,620	135,342	5,307,365	34,434,479
MFS Mid Cap Value Fund	28,316,001	4,889,396	1,932,054	79,780	3,834,284	35,187,407
MFS New Discovery Fund	6,478,737	1,355,482	575,550	(63,064)	625,254	7,820,859
MFS New Discovery Value Fund	6,484,807	1,878,137	745,342	11,820	327,368	7,956,790
MFS Research Fund	30,832,881	4,688,722	4,453,841	(43,047)	4,014,580	35,039,295
MFS Research International Fund	22,188,167	5,025,236	557,775	(9,019)	781,334	27,427,943
MFS Total Return Bond Fund	17,674,550	4,343,549	4,063,493	(751,080)	(19,018)	17,184,508
MFS Value Fund	31,336,060	6,985,093	776,059	(7,231)	1,525,819	39,063,682
	$613,492,691	$164,177,991	$73,455,496	$186,708	$62,817,771	$767,219,665

Notes to Financial Statements  - continued
	MFS Lifetime 2040 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$343,170	$975,043
MFS Blended Research Emerging Markets Equity Fund	116,318	—
MFS Blended Research Growth Equity Fund	236,395	—
MFS Blended Research International Equity Fund	1,820,740	—
MFS Blended Research Mid Cap Equity Fund	790,610	822,133
MFS Blended Research Small Cap Equity Fund	141,205	—
MFS Blended Research Value Equity Fund	556,629	762,408
MFS Commodity Strategy Fund	646,451	—
MFS Emerging Markets Debt Fund	1,096,709	—
MFS Emerging Markets Debt Local Currency Fund	585,653	—
MFS Emerging Markets Equity Fund	113,087	—
MFS Global Opportunistic Bond Fund	550,733	—
MFS Global Real Estate Fund	601,281	—
MFS Growth Fund	—	1,604,861
MFS High Income Fund	1,398,892	—
MFS Inflation-Adjusted Bond Fund	1,237,096	—
MFS Institutional Money Market Portfolio	363,284	—
MFS International Growth Fund	328,011	218,151
MFS International Intrinsic Value Fund	385,265	1,712,590
MFS International New Discovery Fund	328,550	368,283
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	521,658	460,840
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	204,836	261,433
MFS Research Fund	280,220	1,961,515
MFS Research International Fund	473,388	—
MFS Total Return Bond Fund	798,615	—
MFS Value Fund	680,854	2,272,919
	$14,599,650	$11,420,176

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$19,632,616	$2,407,577	$3,281,135	$(4,753)	$4,528,046	$23,282,351
MFS Blended Research Emerging Markets Equity Fund	3,408,397	830,432	262,733	1,672	311,192	4,288,960
MFS Blended Research Growth Equity Fund	21,094,731	2,244,994	5,332,576	557,726	6,287,084	24,851,959
MFS Blended Research International Equity Fund	40,420,848	9,692,587	1,471,503	(21,658)	3,295,604	51,915,878
MFS Blended Research Mid Cap Equity Fund	37,909,235	6,413,481	3,985,100	77,012	8,408,631	48,823,259
MFS Blended Research Small Cap Equity Fund	9,241,536	2,357,673	1,331,421	43,707	1,377,612	11,689,107
MFS Blended Research Value Equity Fund	21,009,775	3,729,404	1,183,494	7,206	3,516,269	27,079,160
MFS Commodity Strategy Fund	18,379,520	7,933,346	2,553,084	(806,797)	1,123,059	24,076,044
MFS Emerging Markets Debt Fund	3,026,203	2,371,115	51,772	(16,832)	98,784	5,427,498
MFS Emerging Markets Debt Local Currency Fund	2,014,988	1,752,129	17,341	(3,004)	(168,795)	3,577,977
MFS Emerging Markets Equity Fund	3,427,247	874,036	237,788	(312)	206,430	4,269,613
MFS Global Opportunistic Bond Fund	3,016,700	2,495,074	68,872	(14,787)	(19,600)	5,408,515
MFS Global Real Estate Fund	18,726,248	6,968,164	1,853,753	(10,148)	(670,626)	23,159,885
MFS Growth Fund	21,172,671	3,423,860	5,554,209	476,122	5,221,421	24,739,865
MFS High Income Fund	4,025,673	3,289,748	104,063	(18,334)	90,152	7,283,176
MFS Inflation-Adjusted Bond Fund	12,289,077	6,053,702	623,417	(157,827)	(766,977)	16,794,558
MFS Institutional Money Market Portfolio	375,108	23,473,850	11,834,429	(237)	(820)	12,013,472
MFS International Growth Fund	12,689,973	3,395,097	311,354	(3,209)	169,891	15,940,398
MFS International Intrinsic Value Fund	12,655,946	4,119,186	626,470	(84,587)	(55,502)	16,008,573
MFS International New Discovery Fund	13,686,098	3,619,352	551,349	(35,652)	65,529	16,783,978
MFS Mid Cap Growth Fund	18,970,013	3,139,583	1,765,351	66,937	3,650,243	24,061,425
MFS Mid Cap Value Fund	19,054,141	4,055,261	1,229,762	14,810	2,646,346	24,540,796
MFS New Discovery Fund	4,623,068	1,234,570	447,765	(38,328)	443,685	5,815,230
MFS New Discovery Value Fund	4,629,365	1,536,370	499,616	(339)	243,052	5,908,832
MFS Research Fund	19,657,516	3,580,714	2,611,710	(6,823)	2,581,830	23,201,527
MFS Research International Fund	15,133,658	4,091,213	332,900	(5,534)	542,272	19,428,709
MFS Total Return Bond Fund	10,320,093	3,007,967	2,779,851	(488,550)	34,090	10,093,749
MFS Value Fund	20,972,991	5,955,867	871,363	(19,451)	1,057,874	27,095,918
	$391,563,435	$124,046,352	$51,774,181	$(491,970)	$44,216,776	$507,560,412

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$222,274	$631,542
MFS Blended Research Emerging Markets Equity Fund	107,317	—
MFS Blended Research Growth Equity Fund	160,931	—
MFS Blended Research International Equity Fund	1,341,869	—
MFS Blended Research Mid Cap Equity Fund	537,627	559,063
MFS Blended Research Small Cap Equity Fund	100,197	—
MFS Blended Research Value Equity Fund	378,089	517,865
MFS Commodity Strategy Fund	471,533	—
MFS Emerging Markets Debt Fund	274,192	—
MFS Emerging Markets Debt Local Currency Fund	146,327	—
MFS Emerging Markets Equity Fund	104,341	—
MFS Global Opportunistic Bond Fund	138,406	—
MFS Global Real Estate Fund	432,156	—
MFS Growth Fund	—	1,091,208
MFS High Income Fund	348,086	—
MFS Inflation-Adjusted Bond Fund	577,026	—
MFS Institutional Money Market Portfolio	243,967	—
MFS International Growth Fund	251,674	167,382
MFS International Intrinsic Value Fund	295,670	1,314,319
MFS International New Discovery Fund	302,013	338,535
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	355,362	313,931
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	146,864	188,277
MFS Research Fund	181,394	1,269,743
MFS Research International Fund	327,675	—
MFS Total Return Bond Fund	470,074	—
MFS Value Fund	464,575	1,546,847
	$8,379,639	$7,938,712

Notes to Financial Statements  - continued
	MFS Lifetime 2050 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$20,728,991	$2,817,937	$3,208,368	$9,690	$4,776,921	$25,125,171
MFS Blended Research Emerging Markets Equity Fund	4,128,768	1,289,202	179,315	(1,609)	406,317	5,643,363
MFS Blended Research Growth Equity Fund	22,814,064	2,849,696	5,369,674	466,420	7,009,376	27,769,882
MFS Blended Research International Equity Fund	45,346,647	12,906,149	1,107,832	(31,913)	3,811,072	60,924,123
MFS Blended Research Mid Cap Equity Fund	41,142,181	6,577,669	2,520,016	22,538	9,256,185	54,478,557
MFS Blended Research Small Cap Equity Fund	10,299,249	2,665,464	939,131	25,755	1,555,393	13,606,730
MFS Blended Research Value Equity Fund	22,715,330	4,414,667	827,200	(3,337)	3,849,346	30,148,806
MFS Commodity Strategy Fund	20,505,776	9,277,728	2,166,074	(699,612)	1,094,597	28,012,415
MFS Emerging Markets Equity Fund	4,148,839	1,334,216	139,712	(1,277)	266,829	5,608,895
MFS Global Real Estate Fund	20,857,165	8,317,631	1,213,351	(68,239)	(755,241)	27,137,965
MFS Growth Fund	22,912,045	4,016,198	5,470,451	336,322	5,875,439	27,669,553
MFS Inflation-Adjusted Bond Fund	10,324,520	4,632,203	916,135	(166,770)	(603,445)	13,270,373
MFS Institutional Money Market Portfolio	357,079	21,849,723	9,241,450	(500)	(979)	12,963,873
MFS International Growth Fund	14,461,454	4,823,497	322,313	(13,690)	206,292	19,155,240
MFS International Intrinsic Value Fund	14,433,531	5,313,288	440,750	(55,720)	(100,530)	19,149,819
MFS International New Discovery Fund	16,574,557	5,874,496	475,679	(35,402)	72,712	22,010,684
MFS Mid Cap Growth Fund	20,589,702	3,861,555	1,480,532	16,454	4,023,686	27,010,865
MFS Mid Cap Value Fund	20,652,603	4,591,374	660,590	(4,638)	2,903,140	27,481,889
MFS New Discovery Fund	5,152,398	1,463,980	287,339	(23,392)	470,760	6,776,407
MFS New Discovery Value Fund	5,156,000	1,793,267	354,930	(4,059)	270,807	6,861,085
MFS Research Fund	20,765,590	4,295,334	2,716,131	(7,743)	2,727,701	25,064,751
MFS Research International Fund	16,517,452	5,207,110	366,157	(17,991)	605,353	21,945,767
MFS Total Return Bond Fund	10,361,745	3,058,873	3,015,111	(473,213)	10,769	9,943,063
MFS Value Fund	22,685,207	6,812,382	406,661	(10,571)	1,140,149	30,220,506
	$413,630,893	$130,043,639	$43,824,902	$(742,497)	$48,872,649	$547,979,782

Notes to Financial Statements  - continued
	MFS Lifetime 2050 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$235,223	$668,336
MFS Blended Research Emerging Markets Equity Fund	134,919	—
MFS Blended Research Growth Equity Fund	175,702	—
MFS Blended Research International Equity Fund	1,531,966	—
MFS Blended Research Mid Cap Equity Fund	591,545	615,130
MFS Blended Research Small Cap Equity Fund	115,437	—
MFS Blended Research Value Equity Fund	411,838	564,090
MFS Commodity Strategy Fund	531,512	—
MFS Emerging Markets Equity Fund	131,197	—
MFS Global Real Estate Fund	495,729	—
MFS Growth Fund	—	1,193,119
MFS Inflation-Adjusted Bond Fund	472,201	—
MFS Institutional Money Market Portfolio	258,137	—
MFS International Growth Fund	293,208	195,004
MFS International Intrinsic Value Fund	344,372	1,530,808
MFS International New Discovery Fund	380,179	426,155
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	388,745	343,422
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	166,096	213,869
MFS Research Fund	192,120	1,344,823
MFS Research International Fund	361,407	—
MFS Total Return Bond Fund	469,025	—
MFS Value Fund	508,681	1,683,006
	$8,189,239	$8,777,762

Notes to Financial Statements  - continued
	MFS Lifetime 2055 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$13,147,678	$2,075,302	$1,904,083	$(63,445)	$3,148,057	$16,403,509
MFS Blended Research Emerging Markets Equity Fund	2,621,764	886,443	71,683	(3,806)	262,899	3,695,617
MFS Blended Research Growth Equity Fund	14,478,656	2,017,394	3,191,549	156,048	4,661,302	18,121,851
MFS Blended Research International Equity Fund	28,785,226	8,948,637	415,192	(18,900)	2,455,416	39,755,187
MFS Blended Research Mid Cap Equity Fund	26,146,623	4,796,298	1,307,336	(27,054)	6,003,807	35,612,338
MFS Blended Research Small Cap Equity Fund	6,544,952	1,994,473	670,177	(2,294)	1,018,524	8,885,478
MFS Blended Research Value Equity Fund	14,414,706	3,162,382	379,086	(5,026)	2,487,387	19,680,363
MFS Commodity Strategy Fund	13,039,040	6,380,421	1,224,099	(438,365)	677,626	18,434,623
MFS Emerging Markets Equity Fund	2,634,737	926,902	61,095	(5,300)	173,116	3,668,360
MFS Global Real Estate Fund	13,221,431	5,865,103	846,982	(110,933)	(417,679)	17,710,940
MFS Growth Fund	14,546,504	2,873,057	3,381,559	131,486	3,878,495	18,047,983
MFS Inflation-Adjusted Bond Fund	6,549,471	3,051,616	438,971	(111,971)	(381,139)	8,669,006
MFS Institutional Money Market Portfolio	250,212	13,343,330	5,138,513	(273)	(636)	8,454,120
MFS International Growth Fund	9,173,361	3,255,269	50,583	(1,677)	121,865	12,498,235
MFS International Intrinsic Value Fund	9,159,636	3,580,378	134,957	(34,659)	(73,163)	12,497,235
MFS International New Discovery Fund	10,500,569	4,004,112	157,328	(28,485)	54,456	14,373,324
MFS Mid Cap Growth Fund	13,081,214	2,880,732	948,102	(3,245)	2,609,274	17,619,873
MFS Mid Cap Value Fund	13,108,669	3,239,734	278,579	(5,028)	1,871,098	17,935,894
MFS New Discovery Fund	3,273,165	1,048,459	188,736	(56,371)	345,316	4,421,833
MFS New Discovery Value Fund	3,274,842	1,258,825	224,654	(8,555)	180,684	4,481,142
MFS Research Fund	13,166,095	3,106,952	1,663,993	(81,823)	1,832,038	16,359,269
MFS Research International Fund	10,479,261	3,572,763	106,960	(3,554)	381,361	14,322,871
MFS Total Return Bond Fund	6,563,734	1,997,942	1,776,071	(351,058)	56,511	6,491,058
MFS Value Fund	14,401,466	4,929,471	338,495	(12,919)	742,494	19,722,017
	$262,563,012	$89,195,995	$24,898,783	$(1,087,207)	$32,089,109	$357,862,126

Notes to Financial Statements  - continued
	MFS Lifetime 2055 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$152,612	$433,615
MFS Blended Research Emerging Markets Equity Fund	87,749	—
MFS Blended Research Growth Equity Fund	114,013	—
MFS Blended Research International Equity Fund	995,563	—
MFS Blended Research Mid Cap Equity Fund	383,088	398,363
MFS Blended Research Small Cap Equity Fund	74,225	—
MFS Blended Research Value Equity Fund	267,429	366,294
MFS Commodity Strategy Fund	346,204	—
MFS Emerging Markets Equity Fund	85,316	—
MFS Global Real Estate Fund	320,962	—
MFS Growth Fund	—	774,661
MFS Inflation-Adjusted Bond Fund	304,299	—
MFS Institutional Money Market Portfolio	169,289	—
MFS International Growth Fund	190,519	126,710
MFS International Intrinsic Value Fund	223,639	994,126
MFS International New Discovery Fund	247,087	276,969
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	252,195	222,792
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	106,827	138,289
MFS Research Fund	124,636	872,442
MFS Research International Fund	234,860	—
MFS Total Return Bond Fund	302,204	—
MFS Value Fund	328,508	1,092,867
	$5,311,224	$5,697,128

Notes to Financial Statements  - continued
	MFS Lifetime 2060 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$6,332,387	$1,881,856	$907,690	$(49,171)	$1,621,145	$8,878,527
MFS Blended Research Emerging Markets Equity Fund	1,265,721	622,599	65,936	(9,665)	149,671	1,962,390
MFS Blended Research Growth Equity Fund	6,976,170	1,905,554	1,489,448	(17,962)	2,449,333	9,823,647
MFS Blended Research International Equity Fund	13,905,966	6,412,885	283,876	(15,003)	1,348,054	21,368,026
MFS Blended Research Mid Cap Equity Fund	12,643,201	4,298,781	828,388	(26,023)	3,121,741	19,209,312
MFS Blended Research Small Cap Equity Fund	3,162,803	1,519,627	388,858	(27,943)	534,894	4,800,523
MFS Blended Research Value Equity Fund	6,958,583	2,723,269	380,921	(5,917)	1,305,683	10,600,697
MFS Commodity Strategy Fund	6,312,944	4,117,735	931,802	(330,444)	469,454	9,637,887
MFS Emerging Markets Equity Fund	1,271,630	655,284	54,754	(8,569)	99,494	1,963,085
MFS Global Real Estate Fund	6,360,165	4,151,868	606,258	(126,228)	(153,648)	9,625,899
MFS Growth Fund	7,012,940	2,411,716	1,651,406	21,600	2,015,447	9,810,297
MFS Inflation-Adjusted Bond Fund	3,161,427	2,080,325	351,981	(85,516)	(158,356)	4,645,899
MFS Institutional Money Market Portfolio	32,073	7,336,353	2,900,176	(68)	(281)	4,467,901
MFS International Growth Fund	4,426,105	2,372,887	132,478	(10,426)	90,403	6,746,491
MFS International Intrinsic Value Fund	4,423,467	2,513,325	167,460	(52,599)	17,236	6,733,969
MFS International New Discovery Fund	5,060,646	2,852,643	186,484	(38,742)	69,712	7,757,775
MFS Mid Cap Growth Fund	6,322,339	2,419,922	502,549	(29,073)	1,365,575	9,576,214
MFS Mid Cap Value Fund	6,327,327	2,650,198	288,481	(9,057)	985,961	9,665,948
MFS New Discovery Fund	1,581,251	789,598	123,681	(37,921)	188,501	2,397,748
MFS New Discovery Value Fund	1,581,803	895,488	156,366	(19,248)	109,909	2,411,586
MFS Research Fund	6,335,064	2,487,900	841,960	(69,422)	958,912	8,870,494
MFS Research International Fund	5,057,463	2,572,322	119,247	(5,681)	223,587	7,728,444
MFS Total Return Bond Fund	3,163,867	1,396,665	917,640	(192,805)	46,331	3,496,418
MFS Value Fund	6,956,260	3,578,442	310,747	(22,838)	420,217	10,621,334
	$126,631,602	$64,647,242	$14,588,587	$(1,168,721)	$17,278,975	$192,800,511

Notes to Financial Statements  - continued
	MFS Lifetime 2060 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$78,856	$224,050
MFS Blended Research Emerging Markets Equity Fund	45,912	—
MFS Blended Research Growth Equity Fund	58,757	—
MFS Blended Research International Equity Fund	516,741	—
MFS Blended Research Mid Cap Equity Fund	195,932	203,745
MFS Blended Research Small Cap Equity Fund	37,254	—
MFS Blended Research Value Equity Fund	138,111	189,169
MFS Commodity Strategy Fund	183,175	—
MFS Emerging Markets Equity Fund	44,689	—
MFS Global Real Estate Fund	162,850	—
MFS Growth Fund	—	399,092
MFS Inflation-Adjusted Bond Fund	154,548	—
MFS Institutional Money Market Portfolio	88,944	—
MFS International Growth Fund	98,801	65,710
MFS International Intrinsic Value Fund	116,080	516,005
MFS International New Discovery Fund	127,901	143,369
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	129,575	114,468
MFS New Discovery Fund	53,739	70,672
MFS New Discovery Value Fund	—	—
MFS Research Fund	64,511	451,570
MFS Research International Fund	122,035	—
MFS Total Return Bond Fund	155,003	—
MFS Value Fund	168,812	565,321
	$2,742,226	$2,943,171

Notes to Financial Statements  - continued
	MFS Lifetime 2065 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$324,039	$551,989	$150,473	$(7,020)	$124,508	$843,043
MFS Blended Research Emerging Markets Equity Fund	64,808	137,769	30,270	(1,602)	13,705	184,410
MFS Blended Research Growth Equity Fund	356,442	595,676	198,354	(3,499)	183,813	934,078
MFS Blended Research International Equity Fund	712,885	1,463,182	286,144	(11,501)	129,359	2,007,781
MFS Blended Research Mid Cap Equity Fund	648,077	1,243,377	312,159	(13,506)	256,561	1,822,350
MFS Blended Research Small Cap Equity Fund	162,019	349,522	91,090	(4,441)	39,576	455,586
MFS Blended Research Value Equity Fund	356,442	710,321	168,273	(7,511)	112,078	1,003,057
MFS Commodity Strategy Fund	324,038	753,889	181,211	(36,062)	50,433	911,087
MFS Emerging Markets Equity Fund	64,808	141,243	29,358	(1,295)	8,854	184,252
MFS Global Real Estate Fund	324,039	761,062	148,735	(17,910)	(6,083)	912,373
MFS Growth Fund	356,442	644,419	219,076	(1,778)	153,977	933,984
MFS Inflation-Adjusted Bond Fund	162,020	371,583	76,496	(8,688)	(8,700)	439,719
MFS Institutional Money Market Portfolio	15,662	1,444,741	1,035,314	(22)	(16)	425,051
MFS International Growth Fund	226,827	504,232	99,665	(4,784)	11,922	638,532
MFS International Intrinsic Value Fund	226,827	510,046	98,889	(9,804)	10,082	638,262
MFS International New Discovery Fund	259,231	573,806	104,776	(7,734)	12,176	732,703
MFS Mid Cap Growth Fund	324,039	645,255	159,323	(5,597)	106,770	911,144
MFS Mid Cap Value Fund	324,039	662,240	150,544	(5,986)	82,742	912,491
MFS New Discovery Fund	81,010	178,262	42,422	(2,942)	13,873	227,781
MFS New Discovery Value Fund	81,010	182,416	42,290	(3,506)	10,241	227,871
MFS Research Fund	324,039	602,973	147,857	(8,072)	71,934	843,017
MFS Research International Fund	259,231	556,929	105,843	(4,670)	24,591	730,238
MFS Total Return Bond Fund	162,019	316,841	137,232	(6,947)	(3,615)	331,066
MFS Value Fund	356,443	779,060	164,088	(10,067)	42,254	1,003,602
	$6,496,436	$14,680,833	$4,179,882	$(184,944)	$1,441,035	$18,253,478

Notes to Financial Statements  - continued
	MFS Lifetime 2065 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$6,501	$18,473
MFS Blended Research Emerging Markets Equity Fund	3,666	—
MFS Blended Research Growth Equity Fund	4,851	—
MFS Blended Research International Equity Fund	41,263	—
MFS Blended Research Mid Cap Equity Fund	16,066	16,707
MFS Blended Research Small Cap Equity Fund	2,951	—
MFS Blended Research Value Equity Fund	11,384	15,592
MFS Commodity Strategy Fund	14,692	—
MFS Emerging Markets Equity Fund	3,562	—
MFS Global Real Estate Fund	13,316	—
MFS Growth Fund	—	31,690
MFS Inflation-Adjusted Bond Fund	12,029	—
MFS Institutional Money Market Portfolio	8,337	—
MFS International Growth Fund	7,890	5,247
MFS International Intrinsic Value Fund	9,285	41,276
MFS International New Discovery Fund	10,247	11,486
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	10,678	9,433
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	4,218	5,733
MFS Research Fund	5,324	37,266
MFS Research International Fund	9,742	—
MFS Total Return Bond Fund	12,174	—
MFS Value Fund	13,780	46,602
	$221,956	$239,505
(8)  Acquisitions
At close of business on August 5, 2022, the MFS Lifetime Income Fund with net assets of approximately $466,542,514, acquired all of the assets and liabilities of MFS Lifetime 2020 Fund, a series of MFS Series Trust XII. The purpose of the transaction was to provide shareholders of MFS Lifetime 2020 Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 18,675,016 shares of the MFS Lifetime Income Fund (valued at approximately $230,900,201) for all of the assets and liabilities of MFS Lifetime 2020 Fund. MFS Lifetime 2020 Fund then distributed the shares of the MFS Lifetime Income Fund that MFS Lifetime 2020 Fund received from the MFS Lifetime Income Fund to its shareholders. MFS Lifetime 2020 Fund’s investments on that date were valued at approximately $230,624,564 with a cost basis of approximately $205,704,676. For financial reporting purposes, assets received and shares issued by the MFS Lifetime Income Fund were recorded at fair value; however, the cost basis of the investments received from MFS Lifetime 2020 Fund were carried forward to align ongoing reporting of the MFS Lifetime Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund and MFS Lifetime 2065 Fund and the Board of Trustees of MFS Series Trust XII
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund and MFS Lifetime 2065 Fund (collectively referred to as the “Funds”),  (ten of the funds constituting MFS Series Trust XII (the “Trust”)), including the portfolios of investments, as of April 30, 2024, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (ten of the funds constituting MFS Series Trust XII) at April 30, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the MFS Series Trust XII	Statement of operations	Statements of changes in net assets	Financial Highlights
MFS Lifetime Income Fund MFS Lifetime 2025 Fund MFS Lifetime 2030 Fund MFS Lifetime 2035 Fund MFS Lifetime 2040 Fund MFS Lifetime 2045 Fund MFS Lifetime 2050 Fund MFS Lifetime 2055 Fund MFS Lifetime 2060 Fund	For the year ended April 30, 2024	For each of the two years in the period ended April 30, 2024	For each of the five years in the period ended April 30, 2024
MFS Lifetime 2065 Fund	For the year ended April 30, 2024	For each of the two years in the period ended April 30, 2024	For each of the two years in the period ended April 30, 2024 and the period from September 1, 2021 (commencement of operations) through April 30, 2022
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
June 14, 2024

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2024, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 57)	Trustee	January 2021	135	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 69)	Trustee and Chair of Trustees	January 2009	135	Private investor	N/A
Steven E. Buller (age 72)	Trustee	February 2014	135	Private investor	N/A
John A. Caroselli (age 69)	Trustee	March 2017	135	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 69)	Trustee	January 2009	135	Private investor	N/A
Peter D. Jones (age 68)	Trustee	January 2019	135	Private investor	N/A
James W. Kilman, Jr. (age 63)	Trustee	January 2019	135	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
Clarence Otis, Jr. (age 68)	Trustee	March 2017	135	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 68)	Trustee	May 2014	135	Private investor	N/A
Laurie J. Thomsen (age 66)	Trustee	March 2005	135	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
William T. Allen (k) (age 57)	Deputy Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
Brian Balasco (k) (age 46)	Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
Christopher R. Bohane (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Senior Vice President and Deputy General Counsel

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
James L. Byrne (k) (age 48)	Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 57)	Deputy Treasurer	April 2017	135	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 55)	President	July 2005	135	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 56)	Secretary and Clerk	April 2017	135	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 51)	Assistant Secretary and Assistant Clerk	June 2006	135	Massachusetts Financial Services Company, Vice President and Managing Counsel
Rosa E. Licea-Mailloux (k) (age 47)	Chief Compliance Officer	March 2022	135	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022)
Amanda S. Mooradian (k) (age 45)	Assistant Secretary and Assistant Clerk	September 2018	135	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira (k) (age 53)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 53)	Treasurer	September 2012	135	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 49)	Assistant Secretary and Assistant Clerk	October 2014	135	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2022	135	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Mr. DiLorenzo served as Treasurer and of the Funds. From September 2012 through March 2024, Ms. Phillips served as Assistant Treasurer of the Funds. From April 2017 through March 2024, Mr. Clark served as Assistant Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.  Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019.  The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Caroselli, Jones and Otis are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

Trustees and Officers - continued
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	State Street Bank and Trust Company 1 Congress Street, Suite 1 Boston, MA 02114-2016
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Portfolio Manager(s)
Joseph Flaherty Benjamin Nastou Natalie Shapiro Erich Shigley

Statement Regarding Liquidity Risk Management Program
Each fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Each fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of each fund. Liquidity risk is the risk that each fund could not meet requests to redeem shares issued by each fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage each fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted each fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each fund may be subject, can be found in each fund's prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Shareholder Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The funds designate the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The funds below designated the following amounts as capital gain dividends paid during the fiscal year:
Capital Gains
MFS Lifetime Income Fund	$4,979,000
MFS Lifetime 2025 Fund	$1,962,000
MFS Lifetime 2030 Fund	$11,094,000
MFS Lifetime 2035 Fund	$3,907,000
MFS Lifetime 2040 Fund	$13,298,000
MFS Lifetime 2045 Fund	$8,002,000
MFS Lifetime 2050 Fund	$10,479,000
MFS Lifetime 2055 Fund	$6,933,000
MFS Lifetime 2060 Fund	$3,127,000
MFS Lifetime 2065 Fund	$95,000

Federal Tax Information (unaudited) - continued
For corporate shareholders, the percentages of the ordinary income dividends paid during the prior calendar year that qualify for the corporate dividends received deduction are as follows:
Dividends Received Deductions
MFS Lifetime Income Fund	5.50%
MFS Lifetime 2025 Fund	7.39%
MFS Lifetime 2030 Fund	11.67%
MFS Lifetime 2035 Fund	19.15%
MFS Lifetime 2040 Fund	27.57%
MFS Lifetime 2045 Fund	31.36%
MFS Lifetime 2050 Fund	34.08%
MFS Lifetime 2055 Fund	34.81%
MFS Lifetime 2060 Fund	34.30%
MFS Lifetime 2065 Fund	33.82%
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.
What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.
Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
April 30, 2024
MFS®  Core Bond Fund
MCB-ANN

MFS® Core Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	31.3%
Mortgage-Backed Securities	30.6%
U.S. Treasury Securities	28.2%
Collateralized Debt Obligations	8.3%
Commercial Mortgage-Backed Securities	5.0%
Asset-Backed Securities	2.8%
Municipal Bonds	0.3%
Composition including fixed income credit quality (a)(i)
AAA	11.6%
AA	3.8%
A	12.9%
BBB	19.3%
U.S. Government	21.3%
Federal Agencies	30.6%
Not Rated	7.0%
Cash & Cash Equivalents	0.5%
Other	(7.0)%
Portfolio facts
Average Duration (d)	6.1
Average Effective Maturity (m)	7.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
1

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.
2

Management Review
Summary of Results
For the twelve months ended April 30, 2024, Class A shares of the MFS Core Bond Fund (fund) provided a total return of -1.00%, at net asset value. This compares with a return of -1.47% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
Market Environment
In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although more work is needed before inflation returns to target. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy. The conflict in the Middle East caused trade flow disruptions between Asia and Europe as shipping traffic was routed away from the Red Sea.
Although inflation has yet to reach central banks’ targets, policymakers have indicated their desire to begin cutting rates in the months ahead, although stickier-than-expected inflation could delay cuts in the US. The prospects for easier monetary policy along with resilient global economic growth have been supportive factors for risky assets, such as equities and high-yield bonds. Long-term interest rates moderated during the latter half of the reporting period, although rising government debt levels remained a concern over the medium term. Advancements in artificial intelligence and the adoption of novel weight-loss drugs were two areas of focus for investors during the period.
Factors Affecting Performance
Relative to the Bloomberg U.S. Aggregate Bond Index, the fund’s underweight exposure to the treasury sector, exposure to the collateralized mortgage obligation (CMO) sector, for which the benchmark has no exposure, and an overweight exposure to both the financials and industrials sectors contributed to relative performance. From a credit perspective, bond selection within “A” rated(r) bonds also aided relative returns.
Conversely, the fund’s bond selection within “AA” rated securities and an overweight exposure to the “AAA” rated credit quality segment detracted from relative performance.
Respectfully,
Portfolio Manager(s)
Alexander Mackey and Joshua Marston
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the
3

Management Review - continued
security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
4

Performance Summary THROUGH 4/30/24
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment (t)
5

Performance Summary  - continued
Total Returns through 4/30/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	Life (t)
A	6/22/2022	(1.00)%	0.39%
C	6/22/2022	(1.71)%	(0.36)%
I	6/22/2022	(0.76)%	0.63%
R1	6/22/2022	(1.74)%	(0.36)%
R2	6/22/2022	(1.15)%	0.19%
R3	6/22/2022	(0.90)%	0.44%
R4	6/22/2022	(0.65)%	0.69%
R6	6/22/2022	(0.62)%	0.71%
Comparative benchmark(s)

Bloomberg U.S. Aggregate Bond Index (f)	(1.47)%	0.36%
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(5.20)%	(1.93)%
C With CDSC (1% for 12 months) (v)	(2.65)%	(0.36)%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg U.S. Aggregate Bond Index(a) – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.
6

Performance Summary  - continued
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
7

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2023 through April 30, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.62%	$1,000.00	$1,052.19	$3.16
	Hypothetical (h)	0.62%	$1,000.00	$1,021.78	$3.12
C	Actual	1.37%	$1,000.00	$1,048.39	$6.98
	Hypothetical (h)	1.37%	$1,000.00	$1,018.05	$6.87
I	Actual	0.37%	$1,000.00	$1,053.42	$1.89
	Hypothetical (h)	0.37%	$1,000.00	$1,023.02	$1.86
R1	Actual	1.37%	$1,000.00	$1,048.22	$6.98
	Hypothetical (h)	1.37%	$1,000.00	$1,018.05	$6.87
R2	Actual	0.87%	$1,000.00	$1,051.94	$4.44
	Hypothetical (h)	0.87%	$1,000.00	$1,020.54	$4.37
R3	Actual	0.62%	$1,000.00	$1,053.25	$3.17
	Hypothetical (h)	0.62%	$1,000.00	$1,021.78	$3.12
R4	Actual	0.37%	$1,000.00	$1,054.55	$1.89
	Hypothetical (h)	0.37%	$1,000.00	$1,023.02	$1.86
R6	Actual	0.33%	$1,000.00	$1,054.76	$1.69
	Hypothetical (h)	0.33%	$1,000.00	$1,023.22	$1.66
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
9

Portfolio of Investments
4/30/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.9%
Asset-Backed & Securitized – 16.0%
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 8.081% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	$200,000	$194,186
Allegro CLO V Ltd., 2017-1A, “BR”, FLR, 7.039% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/16/2030 (n)	250,000	249,389
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.035% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	200,000	193,738
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	100,000	100,290
BDS 2021-FL10 Ltd., “A”, FLR, 6.503% ((SOFR - 1mo. + 0.11448%) + 1.07%), 6/16/2036 (n)	117,324	116,196
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	10,878	11,089
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.485% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	100,000	96,222
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	100,000	99,882
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	75,219	75,041
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	145,414	146,339
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	250,000	245,010
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	44,000	43,844
Dryden 68 CLO, Ltd., 2019-68A, “BR”, FLR, 7.29% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/15/2035 (n)	250,000	249,757
Dryden Senior Loan Fund, 2022-113A, “A1R”, CLO, FLR, 6.955% (SOFR - 3mo. + 1.63%), 10/20/2035 (n)	250,000	250,550
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	23,117	23,092
Empire District Bondco LLC, 4.943%, 1/01/2033	41,000	40,182
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	46,405	46,293
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	43,050	43,181
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	75,000	73,736
KREF 2018-FT1 Ltd., “A”, FLR, 6.501% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	199,595	196,104
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	90,932	90,840
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.435% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	100,000	97,643
MF1 2021-FL7 Ltd., “AS”, FLR, 6.883% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	250,000	245,381
MF1 2022-FL10 Ltd., “AS”, FLR, 8.506% (SOFR - 1mo. + 3.187%), 9/17/2037 (n)	250,000	249,994
MF1 2022-FL8 Ltd., “B”, FLR, 7.269% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	98,063
10

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2023-FL12 LLC, FLR, “A”, 7.385% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	$128,500	$128,735
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	69,165	71,361
Nissan Master Owner Trust, 2024-A, “A”, 6% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	100,000	100,034
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	89,000	89,089
Palmer Square Loan Funding 2020-2A Ltd., “A1”, FLR, 6.381% ((SOFR - 3mo. + 0.26161%) + 0.8%), 5/20/2029 (n)	48,912	48,912
Ready Capital Mortgage Financing LLC, 2022-FL9, FLR, 8.428% (SOFR - 1mo. + 3.111%), 6/25/2037 (n)	250,000	249,999
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	7,975	7,966
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	45,000	44,642
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	250,000	243,636
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	250,000	243,015
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	175,000	161,288
		$4,664,719
Automotive – 0.8%
Lear Corp., 3.8%, 9/15/2027	$68,000	$64,384
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	200,000	163,603
		$227,987
Broadcasting – 0.6%
Walt Disney Co., 3.5%, 5/13/2040	$68,000	$52,960
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	161,000	123,312
		$176,272
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$198,000	$197,152
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	103,000	85,484
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	43,000	40,975
LPL Holdings, Inc., 6.75%, 11/17/2028	11,000	11,305
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	178,000	158,367
		$493,283
Building – 0.3%
Masco Corp., 2%, 2/15/2031	$117,000	$93,282
11

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$73,827
Equinix, Inc., 2.5%, 5/15/2031	69,000	56,264
Fiserv, Inc., 2.65%, 6/01/2030	88,000	74,893
Global Payments, Inc., 1.2%, 3/01/2026	87,000	80,323
Global Payments, Inc., 2.9%, 11/15/2031	77,000	63,246
Verisk Analytics, Inc., 5.75%, 4/01/2033	70,000	70,520
		$419,073
Cable TV – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$69,000	$65,198
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	98,000	74,920
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	88,000	68,896
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	58,000	62,836
		$271,850
Computer Software – 0.3%
Oracle Corp., 4.9%, 2/06/2033	$22,000	$20,827
Roper Technologies, Inc., 2%, 6/30/2030	89,000	72,778
		$93,605
Conglomerates – 0.4%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$129,000	$125,203
Consumer Products – 0.2%
Kenvue, Inc., 4.9%, 3/22/2033	$60,000	$58,074
Consumer Services – 0.5%
Booking Holdings, Inc., 4.625%, 4/13/2030	$138,000	$133,029
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$147,000	$119,870
Electronics – 0.5%
Broadcom, Inc., 4.3%, 11/15/2032	$63,000	$57,389
Broadcom, Inc., 4.926%, 5/15/2037 (n)	108,000	98,628
		$156,017
Financial Institutions – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$138,590
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	79,000	76,106
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	71,919
		$286,615
12

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.1%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$144,435
Diageo Capital PLC, 2.375%, 10/24/2029	200,000	173,088
		$317,523
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$62,130
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	58,000
Marriott International, Inc., 4.625%, 6/15/2030	108,000	102,631
		$222,761
Insurance – 0.9%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$82,000	$71,536
Corebridge Financial, Inc., 5.75%, 1/15/2034	42,000	41,258
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	136,177
		$248,971
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$38,000	$37,969
Insurance - Property & Casualty – 0.8%
Aon Corp., 4.5%, 12/15/2028	$61,000	$58,561
Brown & Brown, Inc., 4.2%, 3/17/2032	84,000	74,749
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	85,000	82,507
		$215,817
Machinery & Tools – 0.9%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$191,763
CNH Industrial Capital LLC, 1.875%, 1/15/2026	79,000	74,116
		$265,879
Major Banks – 6.9%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$302,000	$243,627
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	160,000	141,262
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	136,455
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	152,982
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	172,000	147,529
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	78,427
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	71,537
13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	$72,000	$61,617
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	69,000	57,331
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	74,161
JPMorgan Chase & Co., 3.157% to 4/22/2041, FLR (SOFR - 1 day + 1.46%) to 4/22/2042	152,000	109,802
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	131,000	119,629
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	97,000	83,092
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	104,831
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	147,000	144,020
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	156,191
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	136,754
		$2,019,247
Medical & Health Technology & Services – 1.1%
Adventist Health System/West, 5.43%, 3/01/2032	$75,000	$73,567
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	169,492
CVS Health Corp., 5.3%, 6/01/2033	85,000	82,179
		$325,238
Metals & Mining – 0.9%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$199,252
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	71,994
		$271,246
Midstream – 1.7%
DCP Midstream Operating, LP, 3.25%, 2/15/2032	$167,000	$140,488
Plains All American Pipeline LP, 3.8%, 9/15/2030	174,000	155,935
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	70,415
Targa Resources Corp., 6.125%, 3/15/2033	138,000	139,717
		$506,555
Mortgage-Backed – 30.5%
Fannie Mae, 3%, 8/01/2046	$31,186	$26,497
Fannie Mae, UMBS, 2%, 4/01/2037 - 7/01/2052	1,001,978	778,163
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 5/01/2052	1,498,007	1,194,490
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 5%, 10/01/2037 - 5/01/2053	$165,364	$156,934
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 3/01/2054	163,809	159,463
Fannie Mae, UMBS, 3%, 5/01/2043 - 8/01/2052	478,925	397,321
Fannie Mae, UMBS, 3.5%, 7/01/2043 - 6/01/2053	139,926	122,687
Fannie Mae, UMBS, 4%, 9/01/2046 - 10/01/2050	52,107	47,626
Fannie Mae, UMBS, 1.5%, 6/01/2051 - 10/01/2051	138,237	99,381
Fannie Mae, UMBS, 4.5%, 6/01/2052 - 9/01/2052	155,197	143,252
Fannie Mae, UMBS, 6%, 11/01/2052 - 2/01/2053	117,422	117,354
Freddie Mac, UMBS, 2%, 3/01/2037 - 3/01/2052	791,852	609,096
Freddie Mac, UMBS, 2.5%, 5/01/2037 - 6/01/2052	227,284	180,142
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 11/01/2053	376,018	327,609
Freddie Mac, UMBS, 1.5%, 3/01/2051	39,578	28,569
Freddie Mac, UMBS, 3%, 7/01/2051 - 6/01/2052	476,552	394,012
Freddie Mac, UMBS, 4%, 7/01/2052	208,315	186,685
Freddie Mac, UMBS, 4.5%, 10/01/2052	136,276	125,630
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 6/01/2053	243,225	236,800
Freddie Mac, UMBS, 5%, 6/01/2053 - 11/01/2053	148,084	140,360
Freddie Mac, UMBS, 6.5%, 8/01/2053	24,920	25,129
Ginnie Mae, 4.5%, 10/20/2033 - 5/20/2053	371,790	346,993
Ginnie Mae, 5.53%, 9/20/2041	31,050	30,431
Ginnie Mae, 3%, 1/20/2051 - 11/20/2052	267,050	227,249
Ginnie Mae, 2%, 3/20/2052 - 6/20/2052	175,304	138,111
Ginnie Mae, 3.5%, 6/20/2052 - 9/20/2052	265,346	233,791
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	138,689	125,713
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	310,284	297,219
Ginnie Mae, 5.5%, 2/20/2053 - 6/20/2053	137,780	135,204
Ginnie Mae, 6.48%, 3/20/2064	24,956	24,957
Ginnie Mae, TBA, 2%, 5/15/2054	250,000	196,692
Ginnie Mae, TBA, 2.5%, 5/15/2054	325,000	266,399
Ginnie Mae, TBA, 3%, 5/15/2054	75,000	63,794
Ginnie Mae, TBA, 5.5%, 5/15/2054	125,000	122,540
Ginnie Mae, TBA, 6%, 6/15/2054	50,000	49,892
Ginnie Mae, TBA, 6.5%, 6/15/2054	50,000	50,499
UMBS, TBA, 2%, 5/25/2039	75,000	64,600
UMBS, TBA, 2.5%, 5/25/2039 - 5/25/2054	375,000	306,070
UMBS, TBA, 3%, 5/25/2039	100,000	90,710
UMBS, TBA, 4.5%, 5/25/2039	50,000	48,341
UMBS, TBA, 5%, 5/25/2039	50,000	49,083
UMBS, TBA, 3.5%, 5/25/2054	100,000	86,184
UMBS, TBA, 4%, 5/25/2054	224,324	200,619
UMBS, TBA, 6%, 5/25/2054	200,000	198,141
UMBS, TBA, 6.5%, 5/25/2054	50,000	50,377
		$8,900,809
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.3%
Rhode Island Student Loan Authority Education Loan Rev., Taxable, 6.081%, 12/01/2042	$95,000	$92,855
Natural Gas - Distribution – 0.2%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$68,366
Network & Telecom – 0.2%
Verizon Communications, Inc., 2.55%, 3/21/2031	$57,000	$47,303
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$69,671
Other Banks & Diversified Financials – 0.5%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$148,000	$133,535
Pollution Control – 0.6%
Waste Management, Inc., 4.875%, 2/15/2034	$179,000	$172,105
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$62,000	$54,270
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	117,000	85,568
		$139,838
Specialty Stores – 0.3%
Genuine Parts Co., 2.75%, 2/01/2032	$115,000	$93,543
Telecommunications - Wireless – 1.2%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$79,000	$74,038
Rogers Communications, Inc., 3.8%, 3/15/2032	146,000	127,379
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	60,999
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	67,508
Vodafone Group PLC, 5.625%, 2/10/2053	22,000	20,593
		$350,517
Tobacco – 1.0%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$151,133
Philip Morris International, Inc., 5.125%, 11/17/2027	25,000	24,767
Philip Morris International, Inc., 5.625%, 11/17/2029	11,000	11,093
Philip Morris International, Inc., 5.125%, 2/15/2030	52,000	51,117
Philip Morris International, Inc., 5.75%, 11/17/2032	48,000	48,325
		$286,435
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$36,000	$39,388
16

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 21.0%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,288,000	$903,059
U.S. Treasury Bonds, 4%, 11/15/2042	437,000	389,357
U.S. Treasury Bonds, 4.375%, 8/15/2043	150,000	140,086
U.S. Treasury Bonds, 4.75%, 11/15/2043	100,000	98,094
U.S. Treasury Bonds, 4.5%, 2/15/2044	50,000	47,469
U.S. Treasury Bonds, 2.25%, 2/15/2052 (f)	800,000	487,843
U.S. Treasury Bonds, 4%, 11/15/2052	383,000	335,604
U.S. Treasury Notes, 4%, 1/15/2027	2,550,000	2,491,330
U.S. Treasury Notes, 4.125%, 2/15/2027	650,000	637,000
U.S. Treasury Notes, 2.5%, 3/31/2027	650,000	608,537
		$6,138,379
Utilities - Electric Power – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$43,000	$43,448
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	118,000	113,571
Duke Energy Progress LLC, 3.45%, 3/15/2029	118,000	108,724
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	73,035
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	97,181
		$435,959
Utilities - Gas – 0.5%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$141,438
Total Bonds (Identified Cost, $30,053,852)		$28,860,226
Investment Companies (h) – 7.1%
Money Market Funds – 7.1%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $2,083,506)	2,083,507	$2,083,506

Other Assets, Less Liabilities – (6.0)%		(1,744,592)
Net Assets – 100.0%		$29,199,140

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,083,506 and $28,860,226, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,398,139, representing 18.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
17

Portfolio of Investments – continued
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 4/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	6	$661,313	June – 2024	$20,365
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2	$405,313	June – 2024	$(3,858)
U.S. Treasury Note 5 yr	Long	USD	14	1,466,391	June – 2024	(28,039)
U.S. Treasury Ultra Bond 30 yr	Long	USD	7	836,937	June – 2024	(69,113)
						$(101,010)
At April 30, 2024, the fund had liquid securities with an aggregate value of $58,541 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
18

Financial Statements
Statement of Assets and Liabilities
At 4/30/24
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $30,053,852)	$28,860,226
Investments in affiliated issuers, at value (identified cost, $2,083,506)	2,083,506
Cash	6,546
Receivables for
TBA sale commitments	101,042
Fund shares sold	58
Interest and dividends	200,314
Receivable from investment adviser	16,546
Other assets	183
Total assets	$31,268,421
Liabilities
Payables for
Distributions	$35
Net daily variation margin on open futures contracts	8,953
TBA purchase commitments	1,996,612
Fund shares reacquired	1,553
Payable to affiliates
Administrative services fee	97
Shareholder servicing costs	710
Distribution and service fees	99
Payable for independent Trustees' compensation	13
Accrued expenses and other liabilities	61,209
Total liabilities	$2,069,281
Net assets	$29,199,140
Net assets consist of
Paid-in capital	$31,061,634
Total distributable earnings (loss)	(1,862,494)
Net assets	$29,199,140
Shares of beneficial interest outstanding	3,127,811
19

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,642,576	283,204	$9.33
Class C	1,051,393	112,758	9.32
Class I	465,816	49,901	9.33
Class R1	59,791	6,406	9.33
Class R2	50,156	5,372	9.34
Class R3	50,389	5,397	9.34
Class R4	50,624	5,422	9.34
Class R6	24,828,395	2,659,351	9.34

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.74 [100 / 95.75 x $9.33]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
20

Financial Statements
Statement of Operations
Year ended 4/30/24
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$1,327,788
Dividends from affiliated issuers	50,477
Other	5,189
Total investment income	$1,383,454
Expenses
Management fee	$91,430
Distribution and service fees	13,819
Shareholder servicing costs	4,685
Administrative services fee	17,500
Independent Trustees' compensation	3,025
Custodian fee	15,384
Shareholder communications	6,317
Audit and tax fees	58,042
Legal fees	152
Registration fees	49,110
Miscellaneous	35,873
Total expenses	$295,337
Fees paid indirectly	(86)
Reduction of expenses by investment adviser	(187,454)
Net expenses	$107,797
Net investment income (loss)	$1,275,657
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(278,605)
Affiliated issuers	(55)
Futures contracts	(30,142)
Net realized gain (loss)	$(308,802)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,030,570)
Affiliated issuers	(241)
Futures contracts	(120,247)
Net unrealized gain (loss)	$(1,151,058)
Net realized and unrealized gain (loss)	$(1,459,860)
Change in net assets from operations	$(184,203)
See Notes to Financial Statements
21

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended	Year ended
	4/30/24	4/30/23 (c)
Change in net assets
From operations
Net investment income (loss)	$1,275,657	$873,237
Net realized gain (loss)	(308,802)	(231,449)
Net unrealized gain (loss)	(1,151,058)	(123,213)
Change in net assets from operations	$(184,203)	$518,575
Total distributions to shareholders	$(1,342,532)	$(855,456)
Change in net assets from fund share transactions	$3,747,306	$27,315,450
Total change in net assets	$2,220,571	$26,978,569
Net assets
At beginning of period	26,978,569	—
At end of period	$29,199,140	$26,978,569

(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
See Notes to Financial Statements
22

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.32
Net realized and unrealized gain (loss)	(0.51)	(0.15)
Total from investment operations	$(0.10)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.31)
Net asset value, end of period (x)	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	(1.00)	1.75(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	1.59(a)
Expenses after expense reductions (f)	0.61	0.60(a)
Net investment income (loss)	4.31	3.85(a)
Portfolio turnover	100	129(n)
Net assets at end of period (000 omitted)	$2,643	$947
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	53	N/A
See Notes to Financial Statements
23

Financial Highlights – continued
Class C	Year ended
	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.85	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.26
Net realized and unrealized gain (loss)	(0.51)	(0.16)
Total from investment operations	$(0.17)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.25)
Net asset value, end of period (x)	$9.32	$9.85
Total return (%) (r)(s)(t)(x)	(1.71)	1.06(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	3.12(a)
Expenses after expense reductions (f)	1.37	1.35(a)
Net investment income (loss)	3.56	3.12(a)
Portfolio turnover	100	129(n)
Net assets at end of period (000 omitted)	$1,051	$391
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	53	N/A
See Notes to Financial Statements
24

Financial Highlights – continued
Class I	Year ended
	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.35
Net realized and unrealized gain (loss)	(0.51)	(0.16)
Total from investment operations	$(0.07)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	(0.76)	1.95(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.36(a)
Expenses after expense reductions (f)	0.36	0.35(a)
Net investment income (loss)	4.56	4.19(a)
Portfolio turnover	100	129(n)
Net assets at end of period (000 omitted)	$466	$445
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	53	N/A
See Notes to Financial Statements
25

Financial Highlights – continued
Class R1	Year ended
	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.25
Net realized and unrealized gain (loss)	(0.51)	(0.15)
Total from investment operations	$(0.17)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.24)
Net asset value, end of period (x)	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	(1.74)	1.09(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	2.20(a)
Expenses after expense reductions (f)	1.36	1.35(a)
Net investment income (loss)	3.56	2.97(a)
Portfolio turnover	100	129(n)
Net assets at end of period (000 omitted)	$60	$51
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	53	N/A
See Notes to Financial Statements
26

Financial Highlights – continued
Class R2	Year ended
	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.29
Net realized and unrealized gain (loss)	(0.50)	(0.14)
Total from investment operations	$(0.11)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.29)
Net asset value, end of period (x)	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	(1.15)	1.52(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.70(a)
Expenses after expense reductions (f)	0.86	0.85(a)
Net investment income (loss)	4.06	3.47(a)
Portfolio turnover	100	129(n)
Net assets at end of period (000 omitted)	$50	$51
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	53	N/A
See Notes to Financial Statements
27

Financial Highlights – continued
Class R3	Year ended
	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.31
Net realized and unrealized gain (loss)	(0.50)	(0.14)
Total from investment operations	$(0.09)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.31)
Net asset value, end of period (x)	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	(0.90)	1.74(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	1.45(a)
Expenses after expense reductions (f)	0.61	0.60(a)
Net investment income (loss)	4.31	3.71(a)
Portfolio turnover	100	129(n)
Net assets at end of period (000 omitted)	$50	$51
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	53	N/A
See Notes to Financial Statements
28

Financial Highlights – continued
Class R4	Year ended
	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.33
Net realized and unrealized gain (loss)	(0.50)	(0.14)
Total from investment operations	$(0.06)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	(0.65)	1.95(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.20(a)
Expenses after expense reductions (f)	0.36	0.35(a)
Net investment income (loss)	4.56	3.96(a)
Portfolio turnover	100	129(n)
Net assets at end of period (000 omitted)	$51	$51
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	53	N/A
See Notes to Financial Statements
29

Financial Highlights – continued
Class R6	Year ended
	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.34
Net realized and unrealized gain (loss)	(0.50)	(0.15)
Total from investment operations	$(0.06)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	(0.62)	1.97(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	1.18(a)
Expenses after expense reductions (f)	0.33	0.33(a)
Net investment income (loss)	4.59	3.99(a)
Portfolio turnover	100	129(n)
Net assets at end of period (000 omitted)	$24,828	$24,992
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	53	N/A

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
30

Notes to Financial Statements
(1) Business and Organization
MFS Core Bond Fund (the fund) is a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service.
31

Notes to Financial Statements  - continued
Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
32

Notes to Financial Statements  - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$6,138,379	$—	$6,138,379
Municipal Bonds	—	92,855	—	92,855
U.S. Corporate Bonds	—	6,726,212	—	6,726,212
Residential Mortgage-Backed Securities	—	8,900,809	—	8,900,809
Commercial Mortgage-Backed Securities	—	1,445,473	—	1,445,473
Asset-Backed Securities (including CDOs)	—	3,219,246	—	3,219,246
Foreign Bonds	—	2,337,252	—	2,337,252
Mutual Funds	2,083,506	—	—	2,083,506
Total	$2,083,506	$28,860,226	$—	$30,943,732
Other Financial Instruments
Futures Contracts – Assets	$20,365	$—	$—	$20,365
Futures Contracts – Liabilities	(101,010)	—	—	(101,010)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$20,365	$(101,010)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
33

Notes to Financial Statements  - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(30,142)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(120,247)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
34

Notes to Financial Statements  - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
35

Notes to Financial Statements  - continued
Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
36

Notes to Financial Statements  - continued
Book/tax differences primarily relate to derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/24	Year ended 4/30/23 (c)
Ordinary income (including any short-term capital gains)	$1,342,532	$855,456

(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/24
Cost of investments	$32,051,623
Gross appreciation	93,188
Gross depreciation	(1,281,724)
Net unrealized appreciation (depreciation)	$(1,188,536)
Undistributed ordinary income	122,861
Capital loss carryforwards	(686,807)
Other temporary differences	(110,012)
Total distributable earnings (loss)	$(1,862,494)
As of April 30, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(322,022)
Long-Term	(364,785)
Total	$(686,807)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A
37

Notes to Financial Statements  - continued
shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/24	Year ended 4/30/23(c)
Class A	$91,006	$19,815
Class C	32,793	3,261
Class I	21,782	9,785
Class R1	2,239	1,231
Class R2	2,140	1,445
Class R3	2,273	1,552
Class R4	2,408	1,660
Class R6	1,187,891	816,707
Total	$1,342,532	$855,456

(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.325%
In excess of $1 billion and up to $2.5 billion	0.31%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2025. For the year ended April 30, 2024, this management fee reduction amounted to $3,604, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2024 was equivalent to an annual effective rate of 0.31% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
			Classes
A	C	I	R1	R2	R3	R4	R6
0.64%	1.39%	0.39%	1.39%	0.89%	0.64%	0.39%	0.33%
38

Notes to Financial Statements  - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2024. For the year ended April 30, 2024, this reduction amounted to $183,850, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $758 for the year ended April 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,793
Class C	0.75%	0.25%	1.00%	1.00%	8,065
Class R1	0.75%	0.25%	1.00%	1.00%	584
Class R2	0.25%	0.25%	0.50%	0.50%	251
Class R3	—	0.25%	0.25%	0.25%	126
Total Distribution and Service Fees					$13,819
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended April 30, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the year ended April 30, 2024.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2024, the fee was $1,144, which equated to 0.0041% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund
39

Notes to Financial Statements  - continued
for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,541.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2024 was equivalent to an annual effective rate of 0.0622% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 21, 2022, MFS purchased 20,000 shares of Class A, 5,000 shares each of Class C, Class I, Class R1, Class R2, Class R3, and Class R4, and 2,450,000 shares of Class R6, for an aggregate amount of $25,000,000 as an initial investment in the fund.
On June 23, 2023, MFS purchased 1,044 shares of Class R1 for an aggregate amount of $10,154.
At April 30, 2024, MFS held approximately 100% of the outstanding shares of Class R6, and 100% of Class R1, Class R2, Class R3, and Class R4.
(4) Portfolio Securities
For the year ended April 30, 2024, purchases and sales of investments, other short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$28,308,874	$25,636,756
Non-U.S. Government securities	2,937,484	2,256,224
40

Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/24		Year ended 4/30/23 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	209,006	$1,999,742	97,146	$964,385
Class C	73,439	700,325	39,583	388,631
Class I	2,730	25,554	44,581	432,292
Class R1	1,044	10,154	5,000	50,000
Class R2	—	—	5,000	50,000
Class R3	—	—	5,000	50,000
Class R4	—	—	5,000	50,000
Class R6	187	1,795	2,451,061	24,510,500
	286,406	$2,737,570	2,652,371	$26,495,808
Shares issued to shareholders in reinvestment of distributions
Class A	9,558	$91,006	2,034	$19,815
Class C	3,424	32,682	333	3,261
Class I	2,282	21,782	1,007	9,785
Class R1	235	2,239	127	1,231
Class R2	224	2,140	148	1,445
Class R3	238	2,273	159	1,552
Class R4	252	2,408	170	1,660
Class R6	124,415	1,187,891	83,688	816,707
	140,628	$1,342,421	87,666	$855,456
Shares reacquired
Class A	(31,432)	$(293,498)	(3,108)	$(29,990)
Class C	(3,822)	(36,404)	(199)	(1,954)
Class I	(292)	(2,783)	(407)	(3,870)
	(35,546)	$(332,685)	(3,714)	$(35,814)
41

Notes to Financial Statements  - continued
	Year ended 4/30/24		Year ended 4/30/23 (c)
	Shares	Amount	Shares	Amount
Net change
Class A	187,132	$1,797,250	96,072	$954,210
Class C	73,041	696,603	39,717	389,938
Class I	4,720	44,553	45,181	438,207
Class R1	1,279	12,393	5,127	51,231
Class R2	224	2,140	5,148	51,445
Class R3	238	2,273	5,159	51,552
Class R4	252	2,408	5,170	51,660
Class R6	124,602	1,189,686	2,534,749	25,327,207
	391,488	$3,747,306	2,736,323	$27,315,450

(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
Effective September 29, 2023, purchases of Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2024, the fund’s commitment fee and interest expense were $136 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
42

Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,202,650	$8,302,466	$7,421,314	$(55)	$(241)	$2,083,506

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$50,477	$—
43

Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Core Bond Fund and the Board of Trustees of
MFS Series Trust XII
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Core Bond Fund (the “Fund”) (one of the funds constituting MFS Series Trust XII (the “Trust”)), including the portfolio of investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended April 30, 2024 and the period from June 22, 2022 (commencement of operations) through April 30, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust XII) at April 30, 2024, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year ended April 30, 2024 and the period from June 22, 2022 (commencement of operations) through April 30, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
44

Report of Independent Registered Public Accounting Firm – continued
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
June 20, 2024
45

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2024, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 57)	Trustee	January 2021	135	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 69)	Trustee and Chair of Trustees	January 2009	135	Private investor	N/A
Steven E. Buller (age 72)	Trustee	February 2014	135	Private investor	N/A
John A. Caroselli (age 69)	Trustee	March 2017	135	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 69)	Trustee	January 2009	135	Private investor	N/A
Peter D. Jones (age 68)	Trustee	January 2019	135	Private investor	N/A
James W. Kilman, Jr. (age 63)	Trustee	January 2019	135	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
46

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 68)	Trustee	March 2017	135	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 68)	Trustee	May 2014	135	Private investor	N/A
Laurie J. Thomsen (age 66)	Trustee	March 2005	135	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
William T. Allen (k) (age 57)	Deputy Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
Brian Balasco (k) (age 46)	Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
Christopher R. Bohane (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Senior Vice President and Deputy General Counsel
James L. Byrne (k) (age 48)	Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 57)	Deputy Treasurer	April 2017	135	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 55)	President	July 2005	135	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 56)	Secretary and Clerk	April 2017	135	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 51)	Assistant Secretary and Assistant Clerk	June 2006	135	Massachusetts Financial Services Company, Vice President and Managing Counsel
47

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux (k) (age 47)	Chief Compliance Officer	March 2022	135	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022)
Amanda S. Mooradian (k) (age 45)	Assistant Secretary and Assistant Clerk	September 2018	135	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira (k) (age 53)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 53)	Treasurer	September 2012	135	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 49)	Assistant Secretary and Assistant Clerk	October 2014	135	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2022	135	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Mr. DiLorenzo served as Treasurer and of the Funds. From September 2012 through March 2024, Ms. Phillips served as Assistant Treasurer of the Funds. From April 2017 through March 2024, Mr. Clark served as Assistant Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.  Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019.  The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board's retirement policy, an Independent Trustee
48

Trustees and Officers - continued
shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Caroselli, Jones and Otis are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Portfolio Manager(s)	Independent Registered Public Accounting Firm
Alexander Mackey Joshua Marston	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
49

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period since the fund's inception on June 22, 2022 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
50

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Shareholder Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
51

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.
52

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
53

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountant to a series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended April 30, 2024 and 2023, audit fees billed to each Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2024	2023
MFS Core Bond Fund	47,300	31,800
MFS Lifetime Income Fund	37,244	35,942
MFS Lifetime 2020 Fund+	N/A	0
MFS Lifetime 2025 Fund	36,091	34,832
MFS Lifetime 2030 Fund	36,915	35,626
MFS Lifetime 2035 Fund	36,091	34,832
MFS Lifetime 2040 Fund	36,915	35,626
MFS Lifetime 2045 Fund	36,091	34,832
MFS Lifetime 2050 Fund	36,223	34,958
MFS Lifetime 2055 Fund	36,091	34,832
MFS Lifetime 2060 Fund	35,299	34,068
MFS Lifetime 2065 Fund	29,800	22,550
Total	404,060	369,898

For the fiscal years ended April 30, 2024 and 2023, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:		Audit-Related Fees1		Tax Fees2		All Other Fees3
		2024	2023	2024	2023	2024	2023
To MFS Core Bond Fund**		0	0	267	259	0	0
To MFS Lifetime Income Fund		0	0	0	0	0	0
To MFS Lifetime	2020 Fund+	N/A	0	N/A	0	N/A	0
To MFS Lifetime	2025 Fund	0	0	0	0	0	0
To MFS Lifetime	2030 Fund	0	0	0	0	0	0
To MFS Lifetime	2035 Fund	0	0	0	0	0	0
To MFS Lifetime	2040 Fund	0	0	0	0	0	0
To MFS Lifetime	2045 Fund	0	0	0	0	0	0
To MFS Lifetime	2050 Fund	0	0	0	0	0	0
To MFS Lifetime	2055 Fund	0	0	0	0	0	0
To MFS Lifetime 2060 Fund		0	0	0	0	0	0
To MFS Lifetime 2065 Fund		0	0	0	0	0	0
Total fees billed by E&Y		0	0	267	259	0	0
To above Funds:

Fees billed by E&Y:		Audit-Related Fees1		Tax Fees2		All Other Fees3
		2024	2023	2024	2023	2024	20234
To MFS and MFS Related
Entities of MFS Core Bond		0	0	0	0	3,600	6,765
Fund*
To MFS and MFS Related
Entities of MFS Lifetime		0	0	0	0	3,600	6,765
Income Fund*
To MFS and MFS Related
Entities of MFS Lifetime		N/A	0	N/A	0	N/A	6,765
2020 Fund*+
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	6,765
2025 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	6,765
2030 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	6,765
2035 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	6,765
2040 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	6,765
2045 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	6,765
2050 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	6,765
2055 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	6,765
2060 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	6,765
2065 Fund*

Fees billed by E&Y:			Aggregate Fees for Non-audit Services
			2024		20234
To MFS Core Bond Fund, MFS and MFS			229,807		231,774
Related Entities#
To MFS Lifetime Income Fund,			229,540		231,515
MFS and MFS Related Entities#
To MFS Lifetime 2020 Fund, MFS and MFS			N/A		231,515
Related Entities# +
To MFS Lifetime 2025 Fund, MFS and MFS			229,540		231,515
Related Entities#
To MFS Lifetime 2030 Fund, MFS and MFS			229,540		231,515
Related Entities#
To MFS Lifetime 2035 Fund, MFS and MFS			229,540		231,515
Related Entities#
To MFS Lifetime 2040 Fund, MFS and MFS			229,540		231,515
Related Entities#
To MFS Lifetime 2045 Fund, MFS and MFS			229,540		231,515
Related Entities#
To MFS Lifetime 2050 Fund, MFS and MFS			229,540		231,515
Related Entities#
To MFS Lifetime 2055 Fund, MFS and MFS			229,540		231,515
Related Entities#
To MFS Lifetime 2060 Fund, MFS and MFS			229,540		231,515
Related Entities#
To MFS Lifetime 2065 Fund, MFS and MFS			229,540		231,515
Related Entities#

+MFS Lifetime 2020 Fund was reorganized into the MFS Lifetime Income Fund, as of August 2022, both series of MFS Series Trust XII.

* This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 Certain fees reported in 2023 have been restated in this filing from those reported in the Registrant’s filing for the reporting period ended April 30, 2023.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre- approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

This Notice pertains only to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund. Each remaining series of the Registrant will be certifying on a different date.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 14, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 14, 2024

* Print name and title of each signing officer under his or her signature.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

This Notice pertains only to the following series of the Registrant: MFS Core Bond Fund. Each remaining series of the Registrant will be certifying on a different date.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 20, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 20, 2024

* Print name and title of each signing officer under his or her signature.